UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04264

Name of Fund: BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock California

Municipal Bond Fund of BlackRock California Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2013

Date of reporting period: 11/30/2012

Item 1 – Report to Stockholders

NOVEMBER 30, 2012

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock California Municipal Bond Fund  |  of BlackRock California Municipal Series Trust

BlackRock New Jersey Municipal Bond Fund  |  of BlackRock Multi-State Municipal Series Trust

BlackRock Pennsylvania Municipal Bond Fund  |  of BlackRock Multi-State Municipal Series Trust

BlackRock Intermediate Municipal Fund  |  of BlackRock Municipal Series Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	SEMI-ANNUAL REPORT	NOVEMBER 30, 2012

Dear Shareholder

As 2011 came to a close, financial markets were in a mode of gradual improvement, although volatility remained relatively high. Global central bank actions and better-than-expected economic data tempered investors’ anxiety after markets had been upended in mid-2011 by sovereign debt turmoil in the United States and Europe. Improving investor sentiment carried over into early 2012 as investors felt some relief from the world’s financial woes. Volatility was lower and risk assets (including stocks, commodities and high yield bonds) moved boldly higher through the first two months of 2012, while climbing US Treasury yields pressured higher-quality fixed income assets.

Markets reversed course in the spring when Europe’s debt problems boiled over once again. High levels of volatility returned as political instability threatened Greece’s membership in the eurozone and debt problems in Spain grew increasingly severe. Sovereign debt yields in peripheral European countries continued to rise, while finance leaders deliberated over the fiscal integration of the currency bloc. Alongside the drama in Europe, investors were discouraged by gloomy economic reports from various parts of the world. A slowdown in China, a key powerhouse for global growth, emerged as a particular concern. In the United States, disappointing jobs reports dealt a blow to investor sentiment. Risk assets sold off in the second quarter as investors retreated to safe haven assets.

Despite ongoing concerns about the health of the global economy and the debt crisis in Europe, most asset classes enjoyed a robust summer rally powered mainly by expectations for policy stimulus from central banks in Europe and the United States. Global economic data continued to be mixed, but the spate of downside surprises seen in the second quarter had receded and, outside of some areas of Europe, the risk of recession largely subsided. Additionally, in response to mounting debt pressures, the European Central Bank allayed fears by affirming its conviction to preserve the euro bloc. Early in September, the European Central Bank announced its plan to purchase sovereign debt in the eurozone’s most troubled nations. Later that month, the US Federal Reserve announced its long-awaited — and surprisingly aggressive — stimulus program involving agency mortgage-backed securities purchases. These central bank actions boosted investor confidence and risk assets rallied globally.

In the final months of the reporting period, most stock markets outside the United States continued to advance as macroeconomic fundamentals showed signs of improvement. However, as corporate earnings season got underway in the United States, lackluster results pointed to the fragility of global growth and pushed US equity markets down for the month of October. In November, investors around the world turned their attention to the US Presidential election and how the outcome might impact the ability of US politicians to resolve the nation’s looming budget crisis, known as the “fiscal cliff.” The election results led to heightened concerns that bipartisan gridlock may preclude a resolution before the end of the year when automatic tax increases and spending cuts would otherwise take effect. Trading activity was driven largely by daily reports out of Washington signaling that negotiations were progressing toward an agreement or spiraling toward a stalemate, but on the whole, November brought positive results for most markets.

All asset classes performed well for the 6- and 12-month periods ended November 30, 2012. Riskier assets outperformed higher quality investments as investors sought meaningful returns in a low-interest-rate environment. International and emerging market equities were the strongest performers during the six-month reporting period. US Treasury yields were volatile, but declined overall, resulting in moderate gains for higher quality fixed income sectors. Tax-exempt municipal bonds continued to benefit from a favorable supply-and-demand backdrop. Near-zero short term interest rates continued to keep yields on money market securities near their all-time lows.

Although the financial world remains highly uncertain, we believe there are new avenues of opportunity — new ways to invest and new markets to consider. We believe it’s our responsibility to help investors adapt to today’s new world of investing and build the portfolios these times require. We encourage you to visit www.blackrock.com/newworld for more information.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

“Although the financial world remains highly uncertain, we believe there are new avenues of opportunity.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of November 30, 2012
	6-month	12-month
US large cap equities (S&P 500® Index)	9.32%	16.13%
US small cap equities (Russell 2000® Index)	8.68	13.09
International equities (MSCI Europe, Australasia, Far East Index)	18.16	12.61
Emerging market equities (MSCI Emerging Markets Index)	12.63	11.35
3-month Treasury bill (BofA Merrill Lynch 3-Month US Treasury Bill Index)	0.07	0.09
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	1.20	7.31
US investment grade bonds (Barclays US Aggregate Bond Index)	1.99	5.51
Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.52	10.94
US high yield bonds (Barclays US Corporate High Yield 2% Issuer Capped Index)	8.54	17.02
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of November 30, 2012	BlackRock California Municipal Bond Fund

Investment Objective

BlackRock California Municipal Bond Fund’s (the “Fund”) investment objective is to provide shareholders with income exempt from federal and California income taxes.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended November 30, 2012, the Fund outperformed both its primary benchmark, the S&P® Municipal Bond Index, and secondary benchmark, the S&P® California Municipal Bond Index. The following discussion of relative performance pertains to the S&P® California Municipal Bond Index.

What factors influenced performance?

•	The Fund maintained an above-industry-average coupon structure (with an average coupon rate at 5.50%), which contributed positively to total return. Given the positive supply-and-demand technical environment in the municipal market coupled with declining interest rates during the period, the Fund benefited from maintaining a longer duration stance (greater sensitivity to interest rate movements) as compared to the S&P® California Municipal Bond Index. The Fund’s allocation to zero-coupon bonds also had a positive impact on performance as the broad flight to quality in the US Treasury market and favorable technical factors for municipals have been constructive for this sector. While the Fund generally invests in high-quality securities, it held some exposure to lower-rated credits during the period, which performed well as spreads tightened due to increased demand for higher-yielding investments. Also contributing positively to relative results was the Fund’s avoidance of local, generally smaller issuers, which suffered from heightened credit concerns and less liquidity. These issuers remain less attractive given the general expectation that state budgetary shortfalls will result in more costs pushed down to local authorities. No material factors detracted from the Fund’s relative performance for the period.

Describe recent portfolio activity.

•	Although the Fund continued to seek to generate a competitive level of income, due to limited supply in the municipal market during the six-month period, purchases were in longer-maturity, lower-coupon, high-duration securities by necessity of availability. The Fund also sought to maintain its high-quality bias given its continued focus on improving liquidity, which is of greater importance when markets become more volatile. Uncertainty around regulatory actions and tax policy reform also warranted a bias toward higher quality issues.

Describe portfolio positioning at period end.

•	As of period end, the Fund maintained a long duration posture as compared to the S&P® California Municipal Bond Index. The Fund maintained exposure to tender option bonds in order to increase income while the municipal yield curve remained steep and short-term interest rates remained low. Exposure to lower-quality California bonds remained minimal given lower relative values after a period of spread tightening in that space.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

The following charts show the sector, credit quality allocation and call/maturity structure of the Fund’s long-term investments:

Sector Allocation

County/City/Special District/School District	33%
Utilities	24
Health	15
Education	11
Transportation	9
State	7
Corporate	1

Credit Quality Allocation[1]

AAA/Aaa	9%
AA/Aa	68
A	22
BBB/Baa	1

[1]	Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investors Service (“Moody’s”) ratings.

Call/Maturity Structure[2]

Calendar Year Ended December 31,
2012	—
2013	1%
2014	1
2015	5
2016	11

[2]	Scheduled maturity dates and/or that are subject to potential calls by issuers over the next five years.

4	SEMI-ANNUAL REPORT	NOVEMBER 30, 2012

BlackRock California Municipal Bond Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.

[2]	The Fund invests primarily in a portfolio of long-term investment grade California municipal bonds.

[3]	The S&P® Municipal Bond Index is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the S&P® Municipal Bond Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than one month.

[4]	The S&P® California Municipal Bond Index includes all California bonds in the S&P® Municipal Bond Index.

Performance Summary for the Period Ended November 30, 2012

			Average Annual Total Returns[5]
			1 Year		5 Years		10 Years
	Standardized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	2.35%	6.83%	17.45%	N/A	7.58%	N/A	5.83%	N/A
Investor A	2.01	6.70	17.18	12.20%	7.33	6.40%	5.56	5.11%
Investor A1	2.15	6.77	17.33	12.64	7.49	6.62	5.73	5.30
Investor B	1.79	6.53	16.81	12.81	7.03	6.73	5.30	5.30
Investor C	1.36	6.30	16.30	15.30	6.53	6.53	4.79	4.79
Investor C1	1.75	6.51	16.74	15.74	6.96	6.96	5.20	5.20
S&P® Municipal Bond Index	—	4.52	10.94	N/A	6.09	N/A	5.56	N/A
S&P® California Municipal Bond Index	—	5.23	12.75	N/A	6.33	N/A	5.70	N/A

[5]	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2012	5

Fund Summary as of November 30, 2012	BlackRock New Jersey Municipal Bond Fund

Investment Objective

BlackRock New Jersey Municipal Bond Fund’s (the “Fund”) investment objective is to provide shareholders with income exempt from federal income tax and New Jersey personal income taxes.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended November 30, 2012, the Fund outperformed both its primary benchmark, the S&P® Municipal Bond Index, and secondary benchmark, the S&P® New Jersey Municipal Bond Index. The following discussion of relative performance pertains to the S&P® New Jersey Municipal Bond Index.

What factors influenced performance?

•	The Fund’s neutral-to-long average duration (greater sensitivity to interest rates) contributed positively to performance as interest rates generally declined over the period. A preference for longer-dated maturities enhanced returns as the municipal yield curve flattened (long-term interest rates fell more than short and intermediate rates). The Fund benefited from a tightening of credit spreads during the period, with additional positive performance contributions from its allocations to the health and education sectors, which were among the stronger-performing segments of the market.

•	Detracting from performance relative to the benchmark index was the Fund’s lower exposure to tobacco, which was the best performing sector for the period.

Describe recent portfolio activity.

•	During the six-month period, the Fund’s trading activity continued to be focused on maintaining a fully invested posture and purchasing new issues as opportunities were presented in the market. Although cash flows into the Fund were limited, management was comfortable with maintaining a low cash balance as retail demand for New Jersey tax-exempt bonds was strong, enabling the Fund to timely raise cash for any new-issue opportunities. The Fund continued to reduce exposure to several Puerto Rico credits during the period. Other sales were concentrated in bonds with declining credit metrics as well as bonds that had experienced capital appreciation, in order to capture their relative outperformance.

Describe portfolio positioning at period end.

•	The Fund ended the period with a neutral-to-slightly positive duration bias relative to the S&P® New Jersey Municipal Bond Index.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

The following charts show the sector, credit quality allocation and call/maturity structure of the Fund’s long-term investments:

Sector Allocation

Transportation	24%
State	19
Health	18
Education	14
Utilities	9
County/City/Special District/School District	6
Housing	6
Corporate	4

Credit Quality Allocation[1]

AAA/Aaa	8%
AA/Aa	34
A	31
BBB/Baa	17
BB/Ba	2
B	1
Not Rated[2]	7

[1]	Using the higher of S&P’s or Moody’s ratings.

[2]	The investment advisor has deemed certain of these securities as investment grade quality. As of November 30, 2012, the market value of these securities was $10,853,669, representing 4% of the Fund’s long-term investments.

Call/Maturity Structure[3]

Calendar Year Ended December 31,
2012	—
2013	6%
2014	5
2015	7
2016	4

[3]	Scheduled maturity dates and/or that are subject to potential calls by issuers over the next five years.

6	SEMI-ANNUAL REPORT	NOVEMBER 30, 2012

BlackRock New Jersey Municipal Bond Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.

[2]	The Fund invests primarily in a portfolio of long-term investment grade New Jersey municipal bonds.

[3]	The S&P® Municipal Bond Index is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the S&P® Municipal Bond Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than one month.

[4]	The S&P® New Jersey Municipal Bond Index includes all New Jersey bonds in the S&P® Municipal Bond Index.

Performance Summary for the Period Ended November 30, 2012

			Average Annual Total Returns[5]
			1 Year		5 Years		10 Years
	Standardized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	2.46%	5.60%	15.65%	N/A	6.73%	N/A	5.96%	N/A
Service	2.36	5.56	15.52	N/A	6.56	N/A	5.75	N/A
Investor A	2.26	5.55	15.51	10.60%	6.56	5.63%	5.75	5.29%
Investor A1	2.41	5.63	15.57	10.95	6.70	5.83	5.90	5.47
Investor B	1.62	5.16	14.66	10.16	5.76	5.44	4.96	4.96
Investor B1	2.11	5.42	15.22	11.22	6.27	5.95	5.48	5.48
Investor C	1.60	5.24	14.64	13.64	5.75	5.75	4.95	4.95
Investor C1	2.01	5.37	15.10	14.10	6.18	6.18	5.37	5.37
S&P® Municipal Bond Index	—	4.52	10.94	N/A	6.09	N/A	5.56	N/A
S&P® New Jersey Municipal Bond Index	—	4.98	12.30	N/A	6.36	N/A	5.83	N/A

[5]	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2012	7

Fund Summary as of November 30, 2012	BlackRock Pennsylvania Municipal Bond Fund

Investment Objective

BlackRock Pennsylvania Municipal Bond Fund’s (the “Fund”) investment objective is to provide shareholders with income exempt from federal income tax and Pennsylvania personal income taxes.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended November 30, 2012, the Fund outperformed both its primary benchmark, the S&P® Municipal Bond Index, and secondary benchmark, the S&P® Pennsylvania Municipal Bond Index. The following discussion of relative performance pertains to the S&P® Pennsylvania Municipal Bond Index.

What factors influenced performance?

•	During the period, the Fund benefited from rising municipal bond prices, a flatter yield curve and tighter credit spreads. The Fund’s exposures to intermediate- and longer-maturity bonds as well as lower-quality investment grade bonds were significant contributors to positive performance.

•	As the municipal market experienced a significant rally during the period, there were few areas of the market that did not perform well. Sectors to which the Fund held exposure that lagged the rally included short-term securities, which rallied less than longer-term bonds, and pre-refunded bonds, which had little room to rally from their near-zero rates.

Describe recent portfolio activity.

•	During the six-month period, trading activity was focused on maintaining the Fund’s high level of income accrual. The Fund’s cash reserves were committed to purchasing bonds with higher coupons while seeking investments with valuations that remain attractive relative to their level of credit risk. Additionally, the Fund took advantage of spread compression during the period by selling bonds deemed to have greater potential to be impacted by negative credit events and reinvesting the proceeds in higher-quality bonds within various sectors.

Describe portfolio positioning at period end.

•	At period end, the Fund was fully invested with portfolio holdings weighted toward longer-dated maturities as the slope of the yield curve remained steep. A longer curve positioning exposes the Fund to greater interest rate sensitivity (duration) as compared to the S&P® Pennsylvania Municipal Bond Index. The Fund continued to target a higher coupon structure in order to maintain the Fund’s high level of income accrual.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

The following charts show the sector, credit quality allocation and call/maturity structure of the Fund’s long-term investments:

Sector Allocation

Health	23%
Education	19
State	19
Transportation	13
Housing	8
County/City/Special District/School District	8
Utilities	5
Corporate	5

Credit Quality Allocation[1]

AA/Aa	68%
A	22
BBB/Baa	8
Not Rated[2]	2

[1]	Using the higher of S&P’s or Moody’s ratings.

[2]	The investment advisor has deemed certain of these securities as investment grade quality. As of November 30, 2012, the market value of these securities was $3,391,770, representing 1% of the Fund’s long-term investments.

Call/Maturity Structure[3]

Calendar Year Ended December 31,
2012	—
2013	—
2014	2%
2015	6
2016	5

[3]	Scheduled maturity dates and/or that are subject to potential calls by issuers over the next five years.

8	SEMI-ANNUAL REPORT	NOVEMBER 30, 2012

BlackRock Pennsylvania Municipal Bond Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.

[2]	The Fund invests primarily in a portfolio of long-term investment grade Pennsylvania municipal bonds.

[3]	The S&P® Municipal Bond Index is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the S&P® Municipal Bond Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than one month.

[4]	The S&P® Pennsylvania Municipal Bond Index includes all Pennsylvania bonds in the S&P® Municipal Bond Index.

Performance Summary for the Period Ended November 30, 2012

			Average Annual Total Returns[5]
			1 Year		5 Years		10 Years
	Standardized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	2.78%	5.83%	14.67%	N/A	6.61%	N/A	5.55%	N/A
Service	2.60	5.73	14.46	N/A	6.41	N/A	5.32	N/A
Investor A	2.49	5.73	14.45	9.59%	6.39	5.47%	5.31	4.85%
Investor A1	2.65	5.81	14.63	10.05	6.56	5.69	5.47	5.04
Investor B	1.88	5.27	13.51	9.01	5.62	5.30	4.55	4.55
Investor B1	2.34	5.51	14.07	10.07	6.12	5.80	5.04	5.04
Investor C	1.84	5.32	13.57	12.57	5.57	5.57	4.52	4.52
Investor C1	2.24	5.54	14.04	13.04	6.01	6.01	4.94	4.94
S&P® Municipal Bond Index	—	4.52	10.94	N/A	6.09	N/A	5.56	N/A
S&P® Pennsylvania Municipal Bond Index	—	4.04	10.10	N/A	6.00	N/A	5.50	N/A

[5]	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2012	9

Fund Summary as of November 30, 2012	BlackRock Intermediate Municipal Fund

Investment Objective

BlackRock Intermediate Municipal Fund’s (the “Fund”) investment objective is to provide shareholders with a high level of income exempt from federal income taxes.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended November 30, 2012, the Fund outperformed both its primary benchmark, the S&P® Municipal Bond Index, and secondary benchmark, the S&P® Intermediate Municipal Bond Index. The following discussion of relative performance pertains to the S&P® Intermediate Municipal Bond Index.

What factors influenced performance?

•	As interest rates generally declined and the municipal yield curve flattened (long-term interest rates fell more than short and intermediate rates) during the period, the Fund benefited from its neutral-to-long average duration (greater sensitivity to interest rates) and preference for longer-dated maturities within its intermediate-maturity mandate. The Fund also benefited from a tightening of credit spreads during the period, with additional positive performance contributions from its allocations to the health and transportation (airlines) sectors, which were among the stronger-performing segments of the market.

•	Detracting from performance relative to the S&P® Intermediate Municipal Bond Index was the Fund’s lower exposure to tobacco, which was the best performing sector for the period.

Describe recent portfolio activity.

•	During the six-month period, trading activity was heavily weighted toward new-issue market purchases. Initially, the Fund focused on buying specialty state bonds with average credit quality and low dollar prices. This combination of attributes offered an attractive mix of yield, liquidity and potential capital appreciation for the Fund. In addition to credit quality and structure, regional diversification continued to be a priority in order to maintain good overall portfolio diversification as well as to benefit from retail demand during periods of limited state-specific supply. As the period progressed and yields became further compressed, these opportunities were more limited. The Fund then began purchasing higher-quality bonds on a larger scale and with defensive structures in order to mitigate portfolio volatility and improve liquidity. Sales during the period were concentrated in bonds with declining credit metrics as well as bonds that had experienced capital appreciation, in order to capture their relative outperformance.

Describe portfolio positioning at period end.

•	The Fund ended the period with a slightly positive duration bias relative to the S&P® Intermediate Municipal Bond Index.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

The following charts show the sector, credit quality allocation and call/maturity structure of the Fund’s long-term investments:

Sector Allocation

Transportation	23%
State	23
Health	16
County/City/Special District/School District	14
Corporate	7
Utilities	7
Education	5
Tobacco	3
Housing	2

Credit Quality Allocation[1]

AAA/Aaa	5%
AA/Aa	37
A	37
BBB/Baa	13
BB/Ba	1
B	2
Not Rated[2]	5

[1]	Using the higher of S&P’s or Moody’s ratings.

[2]	The investment advisor has deemed certain of these securities as investment grade quality. As of November 30, 2012, the market value of these securities was $1,154,580, representing less than 1% of the Fund’s long-term investments.

Call/Maturity Structure[3]

Calendar Year Ended December 31,
2012	—
2013	2%
2014	2
2015	2
2016	4

[3]	Scheduled maturity dates and/or that are subject to potential calls by issuers over the next five years.

10	SEMI-ANNUAL REPORT	NOVEMBER 30, 2012

BlackRock Intermediate Municipal Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.

[2]	The Fund invests primarily in a portfolio of investment grade municipal bonds.

[3]	The S&P® Municipal Bond Index is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the S&P® Municipal Bond Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than one month.

[4]	The S&P® Intermediate Municipal Bond Index includes all bonds in the S&P® Municipal Bond Index with a remaining maturity between 3 and 15 years.

Performance Summary for the Period Ended November 30, 2012

			Average Annual Total Returns[5]
			1 Year		5 Years		10 Years
	Standardized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	2.15%	5.67%	12.78%	N/A	6.82%	N/A	5.29%	N/A
Investor A	1.82	5.53	12.51	7.73%	6.59	5.66%	5.04	4.59%
Investor A1	2.02	5.60	12.65	11.53	6.71	6.49	5.18	5.08
Investor B	1.74	5.54	12.45	11.45	6.47	6.47	4.95	4.95
Investor C	1.17	5.14	11.66	10.66	5.76	5.76	4.25	4.25
S&P® Municipal Bond Index	—	4.52	10.94	N/A	6.09	N/A	5.56	N/A
S&P® Intermediate Municipal Bond Index	—	3.62	8.74	N/A	6.45	N/A	5.52	N/A

[5]	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2012	11

About Fund Performance

•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to eligible investors.

•	Service Shares (available only in BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund) are not subject to any sales charge. These shares are subject to a service fee of 0.25% per year (but no distribution fee) and are available only to eligible investors. Prior to the Service Shares inception date of October 2, 2006, Service Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Service Share fees.

•	Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.25% and a service fee of 0.25% per year (but no distribution fee). Prior to the Investor A Shares inception date of October 2, 2006, Investor A Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Investor A Share fees.

•	Investor A1 Shares (for all Funds except BlackRock Intermediate Municipal Fund) are subject to a maximum initial sales charge (front-end load) of 4.00% and a service fee of 0.10% per year (but no distribution fee). Investor A1 Shares for BlackRock Intermediate Municipal Fund incur a maximum initial sales charge (front-end load) of 1.00% and a service fee of 0.10% per year (but no distribution fee).

•	Investor B Shares are subject to the following maximum contingent deferred sales charges (“CDSC”):

Maximum CDSC
BlackRock California Municipal Bond Fund	4.00%, declining to 0% after 6 years
BlackRock New Jersey Municipal Bond Fund	4.50%, declining to 0% after 6 years
BlackRock Pennsylvania Municipal Bond Fund	4.50%, declining to 0% after 6 years
BlackRock Intermediate Municipal Fund	1.00%, declining to 0% after 3 years

In addition, these shares are subject to distribution and service fees per year as follows:

	Distribution Fee	Service Fee
BlackRock California Municipal Bond Fund	0.25%	0.25%
BlackRock New Jersey Municipal Bond Fund	0.75%	0.25%
BlackRock Pennsylvania Municipal Bond Fund	0.75%	0.25%
BlackRock Intermediate Municipal Fund	0.10%	0.20%

For BlackRock California Municipal Bond Fund and BlackRock Intermediate Municipal Fund, the shares automatically convert to Investor A1 Shares after approximately 10 years. For BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund, the shares automatically convert to Investor A Shares after approximately seven years. (There is no initial sales charge for automatic sales conversions.) Prior to the Investor B Shares inception date of October 2, 2006 for BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund, Investor B Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Investor B Share fees.

•	Investor B1 Shares (available only in BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund) are subject to a maximum CDSC of 4.00% declining to 0% after six years. In addition, these shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A1 Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

•	Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. Prior to the Investor C Shares inception date of October 2, 2006, Investor C Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Investor C Share fees.

•	Investor C1 Shares (available in all Funds except BlackRock Intermediate Municipal Fund) are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.35% per year and a service fee of 0.25% per year.

Investor A1, Investor B, Investor B1 and Investor C1 Shares are only available through exchanges and dividend reinvestments by existing shareholders and for purchase by certain qualified employee benefit plans.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the performance tables on the previous pages assume reinvestment of all dividends and capital gain distributions, if any, at net asset value (“NAV”) on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original costs. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Funds’ investment advisor waived and/or reimbursed a portion of each Fund’s expenses. Without such waiver and/or reimbursement, the Funds’ performance would have been lower.

12	SEMI-ANNUAL REPORT	NOVEMBER 30, 2012

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) expenses related to transactions, including sales charges and exchange fees; and (b) operating expenses, including advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on June 1, 2012 and held through November 30, 2012) are intended to assist shareholders both in calculating expenses based on an investment in the Funds and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges or exchange fees, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual			Hypothetical[2]
BlackRock California Municipal Bond Fund (Including Interest Expense and Fees)	Beginning Account Value June 1, 2012	Ending Account Value November 30, 2012	Expenses Paid During the Period[1]	Beginning Account Value June 1, 2012	Ending Account Value November 30, 2012	Expenses Paid During the Period[1]	Annualized Expense Ratio
Institutional	$1,000.00	$1,068.30	$3.63	$1,000.00	$1,021.56	$3.55	0.70%
Investor A	$1,000.00	$1,067.00	$4.92	$1,000.00	$1,020.31	$4.81	0.95%
Investor A1	$1,000.00	$1,067.70	$4.20	$1,000.00	$1,021.01	$4.10	0.81%
Investor B	$1,000.00	$1,065.30	$6.52	$1,000.00	$1,018.75	$6.38	1.26%
Investor C	$1,000.00	$1,063.00	$8.79	$1,000.00	$1,016.55	$8.59	1.70%
Investor C1	$1,000.00	$1,065.10	$6.78	$1,000.00	$1,018.50	$6.63	1.31%
BlackRock California Municipal Bond Fund (Excluding Interest Expense and Fees)
Institutional	$1,000.00	$1,068.30	$3.21	$1,000.00	$1,021.96	$3.14	0.62%
Investor A	$1,000.00	$1,067.00	$4.51	$1,000.00	$1,020.71	$4.41	0.87%
Investor A1	$1,000.00	$1,067.70	$3.84	$1,000.00	$1,021.36	$3.75	0.74%
Investor B	$1,000.00	$1,065.30	$6.16	$1,000.00	$1,019.10	$6.02	1.19%
Investor C	$1,000.00	$1,063.00	$8.43	$1,000.00	$1,016.90	$8.24	1.63%
Investor C1	$1,000.00	$1,065.10	$6.42	$1,000.00	$1,018.85	$6.28	1.24%
BlackRock New Jersey Municipal Bond Fund (Including Interest Expense and Fees)
Institutional	$1,000.00	$1,056.00	$4.07	$1,000.00	$1,021.11	$4.00	0.79%
Service	$1,000.00	$1,055.60	$4.53	$1,000.00	$1,020.66	$4.46	0.88%
Investor A	$1,000.00	$1,055.50	$4.53	$1,000.00	$1,020.66	$4.46	0.88%
Investor A1	$1,000.00	$1,056.30	$3.76	$1,000.00	$1,021.41	$3.70	0.73%
Investor B	$1,000.00	$1,051.60	$8.38	$1,000.00	$1,016.90	$8.24	1.63%
Investor B1	$1,000.00	$1,054.20	$5.87	$1,000.00	$1,019.35	$5.77	1.14%
Investor C	$1,000.00	$1,052.40	$8.49	$1,000.00	$1,016.80	$8.34	1.65%
Investor C1	$1,000.00	$1,053.70	$6.38	$1,000.00	$1,018.85	$6.28	1.24%
BlackRock New Jersey Municipal Bond Fund (Excluding Interest Expense and Fees)
Institutional	$1,000.00	$1,056.00	$4.02	$1,000.00	$1,021.16	$3.95	0.78%
Service	$1,000.00	$1,055.60	$4.48	$1,000.00	$1,020.71	$4.41	0.87%
Investor A	$1,000.00	$1,055.50	$4.48	$1,000.00	$1,020.71	$4.41	0.87%
Investor A1	$1,000.00	$1,056.30	$3.71	$1,000.00	$1,021.46	$3.65	0.72%
Investor B	$1,000.00	$1,051.60	$8.33	$1,000.00	$1,016.95	$8.19	1.62%
Investor B1	$1,000.00	$1,054.20	$5.82	$1,000.00	$1,019.40	$5.72	1.13%
Investor C	$1,000.00	$1,052.40	$8.44	$1,000.00	$1,016.85	$8.29	1.64%
Investor C1	$1,000.00	$1,053.70	$6.33	$1,000.00	$1,018.90	$6.23	1.23%

[1]	For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2012	13

Disclosure of Expenses (concluded)

Expense Examples (concluded)

	Actual			Hypothetical[2]
BlackRock Pennsylvania Municipal Bond Fund (Including Interest Expense and Fees)	Beginning Account Value June 1, 2012	Ending Account Value November 30, 2012	Expenses Paid During the Period[1]	Beginning Account Value June 1, 2012	Ending Account Value November 30, 2012	Expenses Paid During the Period[1]	Annualized Expense Ratio
Institutional	$1,000.00	$1,058.30	$4.23	$1,000.00	$1,020.96	$4.15	0.82%
Service	$1,000.00	$1,057.30	$5.16	$1,000.00	$1,020.05	$5.06	1.00%
Investor A	$1,000.00	$1,057.30	$5.16	$1,000.00	$1,020.05	$5.06	1.00%
Investor A1	$1,000.00	$1,058.10	$4.33	$1,000.00	$1,020.86	$4.26	0.84%
Investor B	$1,000.00	$1,052.70	$8.85	$1,000.00	$1,016.44	$8.69	1.72%
Investor B1	$1,000.00	$1,055.10	$6.49	$1,000.00	$1,018.75	$6.38	1.26%
Investor C	$1,000.00	$1,053.20	$9.16	$1,000.00	$1,016.14	$9.00	1.78%
Investor C1	$1,000.00	$1,055.40	$7.06	$1,000.00	$1,018.20	$6.93	1.37%
BlackRock Pennsylvania Municipal Bond Fund (Excluding Interest Expense and Fees)
Institutional	$1,000.00	$1,058.30	$3.66	$1,000.00	$1,021.51	$3.60	0.71%
Service	$1,000.00	$1,057.30	$4.59	$1,000.00	$1,020.61	$4.51	0.89%
Investor A	$1,000.00	$1,057.30	$4.59	$1,000.00	$1,020.61	$4.51	0.89%
Investor A1	$1,000.00	$1,058.10	$3.77	$1,000.00	$1,021.41	$3.70	0.73%
Investor B	$1,000.00	$1,052.70	$8.28	$1,000.00	$1,017.00	$8.14	1.61%
Investor B1	$1,000.00	$1,055.10	$5.92	$1,000.00	$1,019.30	$5.82	1.15%
Investor C	$1,000.00	$1,053.20	$8.54	$1,000.00	$1,016.75	$8.39	1.66%
Investor C1	$1,000.00	$1,055.40	$6.49	$1,000.00	$1,018.75	$6.38	1.26%
BlackRock Intermediate Municipal Fund (Including Interest Expense and Fees)
Institutional	$1,000.00	$1,056.70	$3.20	$1,000.00	$1,021.96	$3.14	0.62%
Investor A	$1,000.00	$1,055.30	$4.48	$1,000.00	$1,020.71	$4.41	0.87%
Investor A1	$1,000.00	$1,056.00	$3.81	$1,000.00	$1,021.36	$3.75	0.74%
Investor B	$1,000.00	$1,055.40	$5.31	$1,000.00	$1,019.90	$5.22	1.03%
Investor C	$1,000.00	$1,051.40	$8.38	$1,000.00	$1,016.90	$8.24	1.63%
BlackRock Intermediate Municipal Fund (Excluding Interest Expense and Fees)
Institutional	$1,000.00	$1,056.70	$3.09	$1,000.00	$1,022.06	$3.04	0.60%
Investor A	$1,000.00	$1,055.30	$4.38	$1,000.00	$1,020.81	$4.31	0.85%
Investor A1	$1,000.00	$1,056.00	$3.66	$1,000.00	$1,021.51	$3.60	0.71%
Investor B	$1,000.00	$1,055.40	$5.15	$1,000.00	$1,020.05	$5.06	1.00%
Investor C	$1,000.00	$1,051.40	$8.23	$1,000.00	$1,017.05	$8.09	1.60%

[1]	For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

14	SEMI-ANNUAL REPORT	NOVEMBER 30, 2012

The Benefits and Risks of Leveraging

The Funds may utilize leverage to seek to enhance the yield and net asset value (“NAV”). However, these objectives cannot be achieved in all interest rate environments.

The Funds may leverage their assets through the use of tender option bond trusts (“TOBs”), as described in Note 1 of the Notes to Financial Statements. TOB investments generally will provide the Funds with economic benefits in periods of declining short-term interest rates, but expose the Funds to risks during periods of rising short-term interest rates. Additionally, fluctuations in the market value of municipal bonds deposited into the TOB trust may adversely affect each Fund’s NAV per share.

In general, the concept of leveraging is based on the premise that the financing cost of assets to be obtained from leverage, which will be based on short-term interest rates, will normally be lower than the income earned by each Fund on its longer-term portfolio investments. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders will benefit from the incremental net income.

Furthermore, the value of the Funds’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. Changes in interest rates can influence the Funds’ NAVs positively or negatively in addition to the impact on Fund performance from leverage.

The use of leverage may enhance opportunities for increased income to the Funds, but as described above, it also creates risks as short- or long-term interest rates fluctuate. Leverage also will generally cause greater changes in the Funds’ NAVs and dividend rates than comparable portfolios without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Funds’ net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, each Fund’s net income will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders will be reduced. Each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause a Fund to incur losses. The use of leverage may limit each Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund will incur expenses in connection with the use of leverage, all of which are borne by Fund shareholders and may reduce income.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments, including financial futures contracts and options, as specified in Note 2 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Funds’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require a Fund to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation a Fund can realize on an investment, may result in lower dividends paid to shareholders or may cause a Fund to hold an investment that it might otherwise sell. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2012	15

Schedule of Investments November 30, 2012 (Unaudited)	BlackRock California Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 85.0%
Corporate — 0.4%
City of Chula Vista California, Refunding RB, San Diego Gas, Series B, 5.88%, 2/15/34	$2,545	$3,055,883
County/City/Special District/School District — 27.0%
California State Public Works Board, RB, Various Capital Projects, Sub-Series I-1, 6.63%, 11/01/34	6,240	7,803,058
Carson Redevelopment Agency, Tax Allocation Bonds, Project Area 1, Series A, 7.00%, 10/01/36	4,405	5,278,600
Centinela Valley Union High School District, GO, Election of 2010, Series A, 5.75%, 8/01/36	1,665	2,026,372
Chabot-Las Positas Community College District, GO, CAB, Series C (AMBAC) (a):
5.00%, 8/01/34	10,760	3,692,294
5.02%, 8/01/35	3,260	1,060,641
5.12%, 8/01/44	25,000	5,035,750
5.16%, 8/01/46	20,000	3,593,400
Chaffey Community College District, GO, Election of 2002, Series D, 5.00%, 6/01/37	6,145	7,249,256
City of Los Angeles California, COP, Senior, Sonnenblick Del Rio West Los Angeles (AMBAC), 6.20%, 11/01/31	4,000	4,016,800
City of Martinez California, GO, Election of 2008, Series A, 5.88%, 2/01/39	6,035	7,353,406
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project, 6.50%, 5/01/42	2,395	2,944,413
Clovis Unified School District, GO, CAB, Election of 2012, Series A (a):
4.40%, 8/01/32	6,070	2,578,718
4.45%, 8/01/33	5,420	2,182,309
4.50%, 8/01/34	8,280	3,156,667
4.54%, 8/01/35	8,000	2,891,440
County of Los Angeles California Public Works Financing Authority, Refunding RB, Multiple Capital Projects II, 5.00%, 8/01/42	15,000	17,243,100
County of Ventura California, COP, Refunding, Public Financing Authority III, 5.75%, 8/15/29	1,000	1,189,330
Cupertino Union School District, GO, Series A, 5.00%, 8/01/37	1,125	1,345,984
El Camino Community College District, GO, Election 2002, Series C, 5.00%, 8/01/37	6,185	7,353,532
Grossmont Healthcare District, GO, Election of 2006, Series B:
6.00%, 7/15/34	1,580	1,988,446
6.13%, 7/15/40	3,045	3,835,208
Kern High School District, GO, Refunding, 5.00%, 8/01/33	6,085	7,144,338
Long Beach Community College District, GO, Election of 2008, Series B, 5.00%, 8/01/39 (b)	15,355	18,155,906

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 8/01/39	$150	$187,422
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/33	6,055	7,742,650
Los Angeles County Public Works Financing Authority, RB, Multiple Capital Projects Ii, 5.00%, 8/01/37	3,575	4,096,771
Merced Union High School District, GO, CAB, Election of 2008, Series C, 4.91%, 8/01/37 (a)	5,200	1,570,556
Millbrae School District, GO, Series B-2, 6.00%, 7/01/41	2,585	3,255,110
Millbrae School District San Mateo County California, GO, Election of 2011, 5.00%, 7/01/42	3,570	4,242,766
Milpitas Unified School District, GO, Series A, 5.00%, 8/01/37	5,250	6,212,535
Norco Redevelopment Agency California, Tax Allocation Bonds, Norco Redevelopment Project Area No. 1:
6.80%, 3/01/29	3,180	3,724,257
7.00%, 3/01/34	5,000	5,843,150
Norwalk-La Mirada Unified School District California, GO, Refunding, Election of 2002, Series E (AGC), 4.71%, 8/01/38 (a)	25,000	7,577,250
Orange County Sanitation District, COP, Series A, 5.00%, 2/01/39	2,760	3,213,854
Pittsburg Unified School District, GO, Election of 2006, Series B (AGM), 5.63%, 8/01/39	5,000	5,800,900
San Diego Community College District, GO, Election 2006, 5.00%, 8/01/41	3,790	4,478,908
San Diego Regional Building Authority California, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	6,445	7,406,658
San Francisco City & County Redevelopment Agency, Tax Allocation Bonds, Mission Bay North Redevelopment, Series C:
6.38%, 8/01/32	1,025	1,203,535
6.50%, 8/01/39	2,000	2,368,380
San Jose Financing Authority, RB, Convention Center Expansion, 5.75%, 5/01/42	2,010	2,403,638
San Leandro Unified School District California, GO, Election of 2010, Series A, 5.75%, 8/01/41	5,000	6,119,550
San Mateo County Community College District, GO, Election of 2005, Series B, 5.00%, 9/01/38	2,000	2,264,640
West Contra Costa Unified School District California, GO, Election of 2010, Series A (AGM), 5.25%, 8/01/41	4,395	5,155,774
West Valley-Mission Community College District, GO, Election of 2012, Series A, 5.00%, 8/01/34	3,000	3,578,010

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ACA	American Capital Access Corp.	GO	General Obligation Bonds
	AGC	Assured Guaranty Corp.	HFA	Housing Finance Agency
	AGM	Assured Guaranty Municipal Corp.	HRB	Housing Revenue Bonds
	AMBAC	American Municipal Bond Assurance Corp.	HUD	Department of Housing and Urban Development
	AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
	ARB	Airport Revenue Bonds	LRB	Lease Revenue Bonds
	BHAC	Berkshire Hathaway Assurance Corp.	M/F	Multi-Family
	CAB	Capital Appreciation Bonds	MRB	Mortgage Revenue Bonds
	CIFG	CDC IXIS Financial Guaranty	NPFGC	National Public Finance Guarantee Corp.
	COP	Certificates of Participation	Radian	Radian Financial Guaranty
	EDA	Economic Development Authority	RB	Revenue Bonds
	EDC	Economic Development Corp.	S/F	Single-Family
	GARB	General Airport Revenue Bonds

See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	NOVEMBER 30, 2012

Schedule of Investments (continued)	BlackRock California Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (concluded)
Westminster Redevelopment Agency California, Tax Allocation Bonds, Subordinate, Commercial Redevelopment Project No. 1 (AGC), 6.25%, 11/01/39	$4,110	$5,091,509

		212,656,791
Education — 11.3%
California Educational Facilities Authority, Refunding RB:
Pitzer College, 6.00%, 4/01/40	2,500	3,016,050
San Francisco University, 6.13%, 10/01/30	750	962,947
California Municipal Finance Authority, RB, Emerson College, 6.00%, 1/01/42	2,500	3,032,675
California State University, Refunding RB, Systemwide, Series A:
5.00%, 11/01/37	8,670	10,311,838
5.00%, 11/01/42	15,000	17,575,500
University of California, RB, Series O:
5.75%, 5/15/34	2,500	3,108,150
5.25%, 5/15/39	5,690	6,797,502
University of California, Refunding RB, Limited Project, Series G:
5.00%, 5/15/37	22,885	27,421,493
5.00%, 5/15/42	13,835	16,399,179

		88,625,334
Health — 13.5%
ABAG Finance Authority for Nonprofit Corps, Refunding RB, Sharp Healthcare:
6.38%, 8/01/34	5,000	5,414,300
6.25%, 8/01/39	3,010	3,629,488
California Health Facilities Financing Authority, RB:
Adventist Health System West, Series A, 5.75%, 9/01/39	4,765	5,595,349
Children’s Hospital, Series A, 5.25%, 11/01/41	5,000	5,689,900
Kaiser Permanente, Series A, 5.25%, 4/01/39	1,000	1,104,440
Sutter Health, Series A, 5.25%, 11/15/46	19,415	21,729,462
Sutter Health, Series B, 6.00%, 8/15/42	9,680	11,851,418
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/29	2,425	2,947,248
Catholic Healthcare West, Series A, 6.00%, 7/01/39	6,000	7,219,320
Providence Health & Services, Series C, 6.50%, 10/01/33	4,150	5,109,397
Sutter Health, Series D, 5.25%, 8/15/31	100	120,528
California Statewide Communities Development Authority, RB, Series A:
Health Facility, Memorial Health Services, 6.00%, 10/01/23 (c)	2,475	2,523,114
Kaiser Permanente, 5.00%, 4/01/42	29,000	33,691,040

		106,625,004
State — 5.4%
California State Public Works Board, RB:
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	10,000	12,238,100
Department of General Services, Buildings 8 & 9, Series A, 6.25%, 4/01/34	2,425	2,923,168
Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	1,725	2,126,304
State of California, GO, Various Purposes:
6.00%, 3/01/33	4,080	5,243,330
6.00%, 4/01/38	16,000	19,855,040

		42,385,942

Municipal Bonds	Par (000)	Value
California (concluded)
Transportation — 7.6%
City of Los Angeles Department of Airports, Refunding RB, Series A:
5.00%, 5/15/34	$8,500	$9,710,995
Senior, Los Angeles International Airport, AMT, 5.38%, 5/15/38	285	318,234
City of San Jose California, Refunding ARB, Series A-1, AMT:
5.75%, 3/01/34	4,000	4,737,640
6.25%, 3/01/34	2,450	3,012,030
County of Orange California, ARB, Orange County Airport, Series B, 5.75%, 7/01/34	3,000	3,508,530
County of Sacramento California, ARB:
Airport System, Senior Series B, 5.75%, 7/01/39	1,600	1,911,856
Airport System, Senior Series B, AMT (AGM), 5.25%, 7/01/39	8,925	9,820,356
Subordinated and Passenger Facility Lease, SFO Fuel, Series C (AGC), 5.75%, 7/01/39	3,000	3,584,730
San Francisco City & County Airports Commission, RB:
Series E, 6.00%, 5/01/39	5,065	6,093,600
Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.10%, 1/01/20	1,250	1,254,350
San Joaquin County Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A:
6.00%, 3/01/36	2,905	3,641,592
5.50%, 3/01/41	10,000	12,099,700

		59,693,613
Utilities — 19.8%
City of Los Angeles California Wastewater System, Refunding RB:
Series A, 5.38%, 6/01/39	5,000	6,098,400
Series A (NPFGC), 5.00%, 6/01/34	10,000	11,007,200
Sub-Series A, 5.00%, 6/01/32	7,670	9,014,551
City of Petaluma California Wastewater, Refunding RB, 6.00%, 5/01/36	5,625	7,048,181
Los Angeles Department of Water & Power, RB:
Power System, Sub-Series A-1, 5.25%, 7/01/38	5,330	6,346,698
Series B, 5.00%, 7/01/43	20,000	23,713,400
Los Angeles Department of Water & Power, Refunding RB, System, Series A, 5.25%, 7/01/39	8,000	9,686,160
Metropolitan Water District of Southern California, RB, Authorization, Series A, 5.00%, 1/01/39	16,905	20,180,344
Metropolitan Water District of Southern California, Refunding RB, Series A, 5.00%, 10/01/35	5,000	6,123,550
Orange County Water District, COP, Refunding, 5.00%, 8/15/32	2,950	3,521,297
Sacramento Regional County Sanitation District, RB, Sacramento Regional County Sanitation (NPFGC), 5.00%, 12/01/36	7,770	8,699,525
San Diego Public Facilities Financing Authority, Refunding RB:
Senior Series A, 5.25%, 5/15/29	4,000	4,856,400
Senior Series A, 5.25%, 5/15/34	6,620	7,751,093
Series B, 5.75%, 8/01/35	5,000	6,116,150
San Francisco City & County Public Utilities Commission, RB, Hetch Hetchy, Sub-Series B, 5.00%, 11/01/41	8,470	9,990,196
San Juan Water District, COP, Series A, 6.00%, 2/01/39	5,700	6,794,286
Tuolumne Wind Project Authority, RB, Tuolumne Co. Project, Series A, 5.88%, 1/01/29	7,395	8,953,718

		155,901,149
Total Municipal Bonds in California		668,943,716

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2012	17

Schedule of Investments (continued)	BlackRock California Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Puerto Rico — 0.7%
State — 0.7%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.50%, 8/01/44	$5,000	$5,888,300
Total Municipal Bonds — 85.7%		674,832,016

Municipal Bonds Transferred to Tender Option Bond Trusts (d)
California — 18.2%
County/City/Special District/School District — 7.3%
Orange County Water District, COP, Refunding, 5.25%, 8/15/34	12,200	14,779,568
Sacramento Unified School District California, GO, Election of 2002 (NPFGC), 5.00%, 7/01/30	7,000	7,617,260
San Diego County Water Authority, COP, Series A (AGM), 5.00%, 5/01/30	7,350	7,812,536
San Francisco Bay Area Rapid Transit District, Refunding RB, Series A (NPFGC), 5.00%, 7/01/30	5,270	5,771,335
San Mateo County Community College District, GO, Election of 2005, Series B, 5.00%, 9/01/38 (e)	19,000	21,514,080

		57,494,779
Education — 0.5%
Mount Diablo California Unified School District, GO, Contra Costa County, Election of 2002 (NPFGC), 5.00%, 6/01/31	4,000	4,262,360
Health — 2.1%
California Health Facilities Financing Authority, RB, Sutter Health, Series A (BHAC), 5.00%, 11/15/42	14,413	16,293,380
State — 1.5%
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/32	10,000	11,465,000
Transportation — 1.7%
City of Los Angeles California Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 5.00%, 5/15/40	11,708	13,516,115
Utilities — 5.1%
Sacramento Regional County Sanitation District, RB, Sacramento Regional County Sanitation (NPFGC), 5.00%, 12/01/36	5,000	5,598,150
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/33	4,760	5,362,092
San Diego Public Facilities Financing Authority, Refunding RB, Senior, Series A, 5.25%, 5/15/39	12,108	14,074,678
San Francisco City & County Public Utilities Commission, RB, Series B, 5.00%, 11/01/39	13,000	15,345,720

		40,380,640
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 18.2%		143,412,274
Total Long-Term Investments (Cost — $738,783,193) — 103.9%		818,244,290

Short-Term Securities	Shares	Value
BIF California Municipal Money Fund, 0.00% (f)(g)	42,088,556	$42,088,556
Total Short-Term Securities (Cost — $42,088,556) — 5.4%		42,088,556
Total Investments (Cost — $780,871,749) — 109.3%		860,332,846
Liabilities in Excess of Other Assets — (1.2)%		(9,177,001)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (8.1)%		(64,153,226)

Net Assets — 100.0%		$787,002,619

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
RBC Capital Markets	$18,155,906	$22,725

(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

(e)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the Liquidity Provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements is $9,500,000.

(f)	Represents the current yield as of report date.

(g)	Investments in issuers considered to be an affiliate of the Fund during the period ended November 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2012	Net Activity	Shares Held at November 30, 2012	Income
BIF California Municipal Money Fund	16,251,129	25,837,427	42,088,556	—

•	Financial futures contracts sold as of November 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
100	10-Year US Treasury Note	Chicago Board of Trade	December 2012	$13,412,500	$(65,793)

•	For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	NOVEMBER 30, 2012

Schedule of Investments (concluded)	BlackRock California Municipal Bond Fund

curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$818,244,290	—	$818,244,290
Short-Term Securities	$42,088,556	—	—	42,088,556

Total	$42,088,556	$818,244,290	—	$860,332,846

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(65,793)	—	—	$(65,793)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of November 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for financial futures contracts	$132,000	—	—	$132,000
Liabilities:
TOB trust certificates	—	$(64,128,626)	—	(64,128,626)

Total	$132,000	$(64,128,626)	—	$(63,996,626)

There were no transfers between levels during the six months ended November 30, 2012.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2012	19

Schedule of Investments November 30, 2012 (Unaudited)	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey — 92.3%
Corporate — 4.1%
New Jersey EDA, RB, AMT:
Continental Airlines, Inc. Project, 5.25%, 9/15/29	$3,500	$3,601,360
Disposal, Waste Management of New Jersey, Series A, Mandatory Put Bonds, 5.30%, 6/01/15 (a)	2,000	2,136,660
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	1,445	1,644,439
New Jersey American Water Co., Inc. Project, Series B, AMT, 5.60%, 11/01/34	1,000	1,159,510
New Jersey American Water Co., Series D, AMT, 4.88%, 11/01/29	1,000	1,114,850
Newark Airport Marriott Hotel, 7.00%, 10/01/14	1,250	1,256,300

		10,913,119
County/City/Special District/School District — 6.1%
City of Perth Amboy New Jersey, GO, Refunding, CAB (AGM):
5.00%, 7/01/35	1,250	1,363,613
5.00%, 7/01/36	300	326,865
Collingswood School District New Jersey, GO, Refunding, Board of Education of the Borough of Collingswood, County of Camden (b):
2.75%, 6/01/29	1,170	1,139,358
2.75%, 6/01/30	1,165	1,125,949
Essex County Improvement Authority, RB, Newark Project, Series A (AGM):
5.00%, 11/01/20	735	870,012
6.00%, 11/01/30	1,090	1,326,672
Essex County Improvement Authority, Refunding RB, Project Consolidation (NPFGC), 5.50%, 10/01/29	1,500	2,085,000
Middlesex County Improvement Authority, RB:
Golf Course Projects, 5.25%, 6/01/26	1,705	1,811,477
Senior, Heldrich Center Hotel, Series A, 5.00%, 1/01/15	560	394,016
Newark Housing Authority, Refunding RB, Newark Redevelopment Project (NPFGC), 4.38%, 1/01/37	1,775	1,791,809
South Jersey Port Corp., Refunding RB, AMT, 5.20%, 1/01/13 (c)	1,500	1,506,315
South Jersey Transportation Authority, Refunding RB, Series A:
5.00%, 11/01/28	295	350,304
5.00%, 11/01/29	295	349,740
Union County New Jersey, GO, Refunding, Vocational —Technical School, Series C, 3.50%, 3/01/31	1,640	1,763,164

		16,204,294
Education — 13.8%
New Jersey EDA, RB, Patterson Charter School for Science and Technology, Inc. Project, Series A:
6.00%, 7/01/32	700	778,694
6.10%, 7/01/44	355	390,969
New Jersey EDA, Refunding RB, Seeing Eye, Inc. Project (AMBAC), 5.00%, 12/01/24	5,500	5,862,835
New Jersey Educational Facilities Authority, RB:
Fairleigh Dickinson University, Series D (ACA), 5.25%, 7/01/32	1,500	1,513,050
Georgian Court College Project, Series C, 6.50%, 7/01/13 (c)	750	777,067
Rowan University, Series C (NPFGC), 5.13%, 7/01/14 (c)	715	768,239
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	3,750	4,255,837

Municipal Bonds	Par (000)	Value

New Jersey (continued)
Education (concluded)
New Jersey Educational Facilities Authority, Refunding RB (concluded):
Georgian Court University, Series D, 5.00%, 7/01/33	$500	$536,990
Kean University, Series A, 5.25%, 9/01/29	1,705	2,014,355
Kean University, Series A (AGC), 5.50%, 9/01/36	1,000	1,173,090
Ramapo College, Series B, 5.00%, 7/01/42	560	653,710
Ramapo College, Series I (AMBAC), 4.25%, 7/01/36	295	309,367
Rowan University, Series B (AGC), 5.00%, 7/01/27	1,250	1,412,650
Rowan University, Series B (AGM), 3.00%, 7/01/27	220	224,352
Rowan University, Series B (AGM), 3.00%, 7/01/28	285	289,893
Stevens Institute of Technology, Series A, 5.00%, 7/01/34	1,400	1,502,340
University of Medicine & Dentistry, Series B, 7.50%, 12/01/32	2,500	3,199,275
William Paterson University, Series C (AGC), 5.00%, 7/01/38	3,200	3,551,136
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1, AMT, 5.75%, 12/01/28	1,000	1,158,240
Series 1A, 5.00%, 12/01/25	100	112,699
Series 1A, 5.00%, 12/01/26	650	729,956
New Jersey Institute of Technology, RB, Series A:
5.00%, 7/01/32	1,500	1,809,345
5.00%, 7/01/42	915	1,073,945
University of Medicine & Dentistry of New Jersey, COP:
(AMBAC), 5.00%, 4/15/22	250	252,193
(NPFGC), 5.00%, 6/15/29	1,000	1,027,920
University of Medicine & Dentistry of New Jersey, RB, Series A (AMBAC):
5.13%, 12/01/22	250	250,783
5.00%, 12/01/31	1,000	1,002,530

		36,631,460
Health — 17.9%
Burlington County Bridge Commission, Refunding RB, The Evergreens Project, 5.63%, 1/01/38	1,850	1,941,889
New Jersey EDA, RB:
First Mortgage, Lions Gate Project, Series A, 5.88%, 1/01/37	1,000	1,011,460
Masonic Charity Foundation of New Jersey, 5.25%, 6/01/24	875	900,567
Masonic Charity Foundation of New Jersey, 5.25%, 6/01/32	500	513,845
New Jersey EDA, Refunding RB:
First Mortgage, Winchester, Series A, 5.80%, 11/01/31	1,500	1,546,665
Seabrook Village, Inc. Facility, 5.25%, 11/15/26	2,000	2,093,640
Seabrook Village, Inc. Facility, 5.25%, 11/15/36	600	617,340
New Jersey Health Care Facilities Financing Authority, RB:
Children’s Specialized Hospital, Series A, 5.50%, 7/01/36	460	475,976
Hunterdon Medical Center, Series A, 5.25%, 7/01/25	750	798,667
Hunterdon Medical Center, Series A, 5.13%, 7/01/35	1,100	1,152,151
Meridian Health, Series I (AGC), 5.00%, 7/01/38	1,890	2,063,729
Pascack Valley Hospital Association, 6.00%, 7/01/13 (d)(e)	830	8

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	NOVEMBER 30, 2012

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey (continued)
Health (concluded)
New Jersey Health Care Facilities Financing Authority, RB (concluded):
RWJ Health Care Corp., Series B (Radian), 5.00%, 7/01/25	$250	$254,752
Virtua Health (AGC), 5.50%, 7/01/38	3,620	4,117,714
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Barnabas Health Issue, Series A, 5.00%, 7/01/25 (b)	2,230	2,659,565
AHS Hospital Corp., 6.00%, 7/01/37	2,985	3,785,070
Bayshore Community Hospital (Radian), 5.13%, 7/01/32	1,500	1,500,735
CAB, St. Barnabas Health, Series B, 4.99%, 7/01/36 (f)	7,360	2,303,091
CAB, St. Barnabas Health, Series B, 5.01%, 7/01/37 (f)	7,000	2,076,060
General Hospital Center at Passaic (AGM), 6.75%, 7/01/19 (g)	125	155,358
Hackensack University Medical Center (AGC), 5.25%, 1/01/36	3,600	3,954,420
Holy Name Medical Center, 5.00%, 7/01/25	500	545,575
Meridian Health System Obligation, 5.00%, 7/01/27	1,500	1,751,010
Robert Wood Johnson, 5.00%, 7/01/31	1,500	1,683,060
South Jersey Hospital, 5.00%, 7/01/46	3,150	3,292,695
St. Barnabas Health Series A, 5.63%, 7/01/32	1,540	1,818,386
St. Barnabas Health Care System, Series A, 5.00%, 7/01/29	4,190	4,473,286

		47,486,714
Housing — 5.8%
Middlesex County Improvement Authority, RB, New Brunswick Apartments Rental Housing, AMT (Fannie Mae), 5.15%, 2/01/24	1,940	1,943,434
New Jersey State Housing & Mortgage Finance Agency, RB:
Capital Fund Program, Series A (AGM), 4.70%, 11/01/25	2,100	2,202,732
M/F Housing, Series A, 4.20%, 11/01/32	1,500	1,575,120
S/F Housing, Series AA, 6.50%, 10/01/38	1,085	1,144,805
S/F Housing, Series U, AMT, 4.90%, 10/01/27	2,360	2,503,465
S/F Housing, Series U, AMT, 4.95%, 10/01/32	605	638,674
S/F Housing, Series X, AMT, 4.85%, 4/01/16	1,140	1,172,011
New Jersey State Housing & Mortgage Finance Agency, Refunding RB:
M/F Housing, Series B (AGM), 6.15%, 11/01/20	195	195,550
S/F Housing, Series T, AMT, 4.65%, 10/01/32	3,755	3,923,862

		15,299,653
State — 16.1%
Garden State Preservation Trust, RB (AGM):
CAB, Series B, 2.68%, 11/01/24 (f)	10,000	7,285,200
CAB, Series B, 2.98%, 11/01/27 (f)	4,135	2,659,591
Election of 2005, Series A, 5.80%, 11/01/15 (c)	1,640	1,892,101
Election of 2005, Series A, 5.75%, 11/01/28	2,080	2,891,096
New Jersey EDA, RB:
CAB, Motor Vehicle Surcharge, Series A (NPFGC), 3.22%, 7/01/21 (f)	1,675	1,273,251
Cigarette Tax, 5.75%, 6/15/14 (c)	3,790	4,105,669
Kapkowski Road Landfill Project, Series B-MB, AMT, 6.50%, 4/01/31	2,000	2,408,580
Motor Vehicle Surcharge, Series A (NPFGC), 5.00%, 7/01/27	2,000	2,117,900

Municipal Bonds	Par (000)	Value

New Jersey (continued)
State (concluded)
New Jersey EDA, RB (concluded):
Motor Vehicle Surcharge, Series A (NPFGC), 5.00%, 7/01/29	$1,100	$1,165,021
School Facilities Construction, Series KK, 5.00%, 3/01/38	1,070	1,244,827
School Facilities Construction, Series U (AMBAC), 5.00%, 9/01/37	500	551,345
School Facilities Construction, Series Z (AGC), 5.50%, 12/15/34	1,500	1,788,885
School Facilities Construction, Series Z (AGC), 6.00%, 12/15/34	1,000	1,220,830
New Jersey EDA, Refunding RB:
5.00%, 6/15/29	640	734,637
CAB, Economic Fund, Series A (NPFGC), 2.80%, 3/15/21 (f)	2,000	1,588,440
Cigarette Tax, 5.00%, 6/15/22	1,700	2,031,704
New Jersey EDA, Special Assessment Refunding RB, Kapkowski Road Landfill Project, 6.50%, 4/01/28	2,500	3,043,150
New Jersey Sports & Exposition Authority, Refunding RB (NPFGC), 5.50%, 3/01/21	805	987,687
State of New Jersey, COP, Equipment Lease Purchase, Series A:
5.25%, 6/15/29	1,000	1,142,940
5.25%, 6/15/30	1,110	1,264,401
State of New Jersey, GO, Refunding, Series N (NPFGC), 5.50%, 7/15/17	1,000	1,214,820

		42,612,075
Transportation — 24.1%
Delaware River & Bay Authority, RB, Series A, 4.00%, 1/01/31	1,000	1,112,230
Delaware River Joint Toll Bridge Commission, Refunding RB:
5.00%, 7/01/13 (c)	2,450	2,516,934
Series A, 3.00%, 7/01/28	1,000	1,006,930
Series A, 3.13%, 7/01/30	1,000	1,009,280
Delaware River Port Authority Pennsylvania & New Jersey, RB, Series D, 5.00%, 1/01/40	1,875	2,141,006
Hudson County Improvement Authority, RB, Harrison Parking Facility Project, Series C:
4.88%, 1/01/46	1,000	1,101,230
5.25%, 1/01/46	4,900	5,532,247
New Jersey State Turnpike Authority, RB:
Growth & Income Securities, CAB, Series B (AMBAC), 0.00%, 1/01/15 (h)	1,510	1,448,951
Series A, 5.00%, 1/01/35	490	581,125
Series C (AGM), 5.00%, 1/01/30	2,500	2,713,525
New Jersey State Turnpike Authority, Refunding RB, Series C (NPFGC), 6.50%, 1/01/16 (g)	190	224,996
New Jersey State Turnpike Authority, Refunding RB:
(NPFGC), 6.50%, 1/01/16	355	413,241
Series A (BHAC), 5.25%, 1/01/30	1,000	1,365,350
Series B, 3.50%, 1/01/30	1,000	1,055,680
Series B, 5.00%, 1/01/30	1,480	1,787,485
Series I, 5.00%, 1/01/35	2,500	2,872,000
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
CAB, Series A, 4.13%, 12/15/32 (f)	10,000	4,407,400
CAB, Series A, 4.39%, 12/15/35 (f)	5,500	2,021,030
CAB, Series A, 4.53%, 12/15/38 (f)	12,050	3,752,972
CAB, Series C (AGM), 4.19%, 12/15/34 (f)	4,870	1,952,480
CAB, Series C (AMBAC), 4.36%, 12/15/35 (f)	1,380	510,821
Series A, 6.00%, 6/15/35	3,185	4,020,776
Series B, 5.25%, 6/15/36	5,000	5,945,750

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2012	21

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey (concluded)
Transportation (concluded)
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series B (NPFGC), 5.50%, 12/15/21	$1,800	$2,337,210
Port Authority of New York & New Jersey, RB:
Consolidated, 85th Series, 5.20%, 9/01/18	1,000	1,226,460
Consolidated, 93rd Series, 6.13%, 6/01/94	1,000	1,284,090
JFK International Air Terminal, 6.00%, 12/01/42	1,000	1,193,200
Special Project, JFK International Air Terminal 6, AMT (NPFGC), 5.75%, 12/01/22	2,000	2,000,840
Port Authority of New York & New Jersey, Refunding RB:
Consolidated, 147th Series, AMT, 4.75%, 4/15/37	5,000	5,441,700
Consolidated, 173rd Series, 4.00%, 12/01/31	840	928,024

		63,904,963
Utilities — 4.4%
North Hudson Sewerage Authority, Refunding RB, Series A (NPFGC), 1.64%, 8/01/21 (f)(g)	5,000	4,339,250
Passaic Valley Water Commission, RB, Series A, 6.00%, 12/15/24	1,195	1,455,426
Union County Utilities Authority, Refunding RB:
County Deficiency Agreement, Series A, 4.00%, 6/15/32	1,500	1,659,675
County Deficiency Agreement, Series A, 5.00%, 6/15/41	2,000	2,355,460
Covanta Union, Inc., Series A, AMT, 4.75%, 12/01/31	1,750	1,931,895

		11,741,706
Total Municipal Bonds in New Jersey		244,793,984

Northern Mariana Islands — 0.0%
State — 0.00%
Commonwealth of the Northern Mariana Islands, GO, Series A, 6.75%, 10/01/33	100	100,214

Puerto Rico — 5.5%
State — 2.8%
Commonwealth of Puerto Rico, GO, Public Improvement (AGM), 5.50%, 7/01/19	2,000	2,345,060
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 5.75%, 8/01/37	3,000	3,343,500
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC), 5.42%, 8/01/41 (f)	7,750	1,673,690

		7,362,250
Transportation — 0.4%
Puerto Rico Highway & Transportation Authority, Refunding RB, Series CC (AGM), 5.50%, 7/01/30	900	1,078,164
Utilities — 2.3%
Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 7/01/38	1,000	1,059,150
Puerto Rico Electric Power Authority, RB, Series XX, 5.25%, 7/01/40	3,520	3,639,927
Puerto Rico Electric Power Authority, Refunding RB, Series V V (NPFGC), 5.25%, 7/01/29	1,220	1,350,259

		6,049,336
Total Municipal Bonds in Puerto Rico		14,489,750
Total Municipal Bonds — 97.8%		259,383,948

Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value
New Jersey — 2.9%
Transportation — 0.2%
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/41	$495	$568,057
Utilities — 2.7%
Union County Utilities Authority, Refunding LRB, Resource Recovery Facility, Covanta Union, Inc., Series A, AMT, 5.25%, 12/01/31	6,300	7,218,414
Total Municipal Bonds Transferred to Tender Option Bond Trusts in New Jersey		7,786,471

Puerto Rico — 0.3%
State — 0.3%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C, 5.25%, 8/01/40	760	855,069
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 3.2%		8,641,540
Total Long-Term Investments (Cost — $237,592,046) — 101.0%		268,025,488

Short-Term Securities	Shares
BIF New Jersey Municipal Money Fund, 0.00% (j)(k)	3,109,379	3,109,379
Total Short-Term Securities (Cost — $3,109,379) — 1.2%		3,109,379
Total Investments (Cost — $240,701,425) — 102.2%		271,134,867
Liabilities in Excess of Other Assets — (0.8)%		(2,061,229)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (1.4)%		(3,863,310)

Net Assets — 100.0%		$265,210,328

(a)	Variable rate security. Rate shown is as of report date.

(b)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Janney Montgomery Scott LLC	$2,265,307	$(1,440)
JPMorgan Chase & Co.	$2,659,565	$1,193

(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(e)	Non-income producing security.

(f)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(g)	Security is collateralized by Municipal or US Treasury obligations.

(h)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(i)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	NOVEMBER 30, 2012

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Bond Fund

(j)	Investments in issuers considered to be an affiliate of the Fund during the period ended November 30, 2012, for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

Affiliate	Shares Held at May 31, 2012	Net Activity	Shares Held at November 30, 2012	Income
BIF New Jersey Municipal Money Fund	4,058,365	(948,986)	3,109,379	$1

(k)	Represents the current yield as of report date.

•	For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of November 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$268,025,488	—	$268,025,488
Short-Term Securities	$3,109,379	—	—	3,109,379

Total	$3,109,379	$268,025,488	—	$271,134,867

[1]	See above Schedule of Investments for values in each sector.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of November 30, 2012, TOB trust certificates of $3,860,000 are categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the six months ended November 30, 2012.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2012	23

Schedule of Investments November 30, 2012 (Unaudited)	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Pennsylvania — 75.7%
Corporate — 5.7%
Bradford County IDA, Refunding RB, International Paper Co. Project, Series B, AMT, 5.20%, 12/01/19	$1,000	$1,075,840
Delaware County IDA Pennsylvania, RB, Water Facilities, Aqua Pennsylvania, Inc. Project, Series C, AMT (NPFGC), 5.00%, 2/01/35	5,670	5,890,449
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 4/01/39	3,490	4,145,422
Aqua Pennsylvania, Inc. Project, AMT, 6.75%, 10/01/18	9,400	12,028,052
Aqua Pennsylvania, Inc. Project, Series A, 5.00%, 10/01/39	3,000	3,413,940
Waste Management, Inc. Project, AMT, 5.10%, 10/01/27	300	317,478
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT:
Amtrak Project, Series A, 5.00%, 11/01/41	1,725	1,920,339
Aqua Pennsylvania, Inc. Project, Series A, 5.00%, 12/01/34	1,540	1,745,975

		30,537,495
County/City/Special District/School District — 8.5%
Allentown Neighborhood Improvement Zone Development Authority, RB, Series A:
5.00%, 5/01/35	2,310	2,525,777
5.00%, 5/01/42	5,400	5,851,062
City of Philadelphia Pennsylvania, GO, Refunding, Series A (AGC), 5.00%, 8/01/24	3,955	4,542,199
City of Pittsburgh Pennsylvania, GO, Refunding, Series B, 5.00%, 9/01/26	1,905	2,284,419
County of Allegheny Pennsylvania, GO, Refunding, Series C-57 (NPFGC), 5.00%, 11/01/21	5,775	6,227,009
County of Lycoming Pennsylvania, GO, Series A (AGM):
4.00%, 8/15/38	1,295	1,372,687
4.00%, 8/15/42	275	291,478
County of York Pennsylvania, GO, Refunding, 5.00%, 3/01/36	2,500	2,875,175
Falls Township Pennsylvania, RB, Water & Sewer Authority, 5.00%, 12/01/37	2,115	2,453,802
Philadelphia Redevelopment Authority, RB, Quality Redevelopment Neighborhood, Series B, AMT (NPFGC), 5.00%, 4/15/27	415	433,239
Philadelphia School District, GO, Series E, 6.00%, 9/01/38	6,600	7,841,988
Philipsburg Osceola Area School District Pennsylvania, GO (AGM):
5.00%, 4/01/41	1,235	1,330,330
Series A, 4.00%, 4/01/35	1,210	1,263,494
Series A, 4.00%, 4/01/38	1,190	1,230,139
Series A, 4.00%, 4/01/41	450	464,976
Souderton Area School District Pennsylvania, GO (NPFGC), 5.00%, 11/15/22	4,290	4,724,577

		45,712,351
Education — 13.9%
Adams County IDA, Refunding RB, Gettysburg College:
5.00%, 8/15/24	580	684,858
5.00%, 8/15/25	765	898,974
5.00%, 8/15/26	760	887,650
Cumberland County Municipal Authority, RB, AICUP Financing Program, Dickinson College Project, 5.00%, 11/01/39	1,000	1,142,900

Municipal Bonds	Par (000)	Value

Pennsylvania (continued)
Education (concluded)
Delaware County Authority, Refunding RB:
Haverford College, 5.00%, 11/15/35	$6,070	$7,007,329
Villanova University, 5.25%, 12/01/31	600	705,816
Pennsylvania Higher Educational Facilities Authority, RB:
5.00%, 10/01/35 (a)	575	632,650
5.00%, 10/01/44 (a)	2,450	2,659,940
Drexel University, Series A, (NPFGC), 5.00%, 5/01/37	2,650	2,920,141
State System of Higher Education, Series A, (NPFGC), 5.00%, 6/15/26	3,300	3,825,690
Thomas Jefferson University, 5.00%, 3/01/40	11,000	12,485,330
Pennsylvania Higher Educational Facilities Authority, Refunding RB:
Drexel University, Series A, 5.25%, 5/01/41	7,140	8,298,465
State System of Higher Education, Series AL, 5.00%, 6/15/35	9,500	11,201,735
Thomas Jefferson University, 4.00%, 3/01/37	755	791,331
Thomas Jefferson University, 5.00%, 3/01/42	630	726,611
University of the Sciences Philadelphia, (AGC), 5.00%, 11/01/32	5,000	5,787,000
Pennsylvania State University, Refunding RB, Series A:
5.00%, 8/15/28	5,045	5,890,542
5.00%, 8/15/29	2,000	2,303,880
State Public School Building Authority, RB, Community College of Allegheny County Project (AGM), 5.00%, 7/15/34	5,070	5,860,413

		74,711,255
Health — 14.7%
Allegheny County Hospital Development Authority, RB, Health Center, UPMC Health, Series B (NPFGC), 6.00%, 7/01/25	6,750	9,261,067
Allegheny County IDA Pennsylvania, Refunding RB:
Commercial Development, MPB Associate Project (AGM), 7.70%, 12/01/13	645	665,047
Residential Resource, Inc. Project, 5.13%, 9/01/31	815	825,611
Berks County Municipal Authority, Refunding RB, Reading Hospital & Medical Center, Series A, 5.00%, 11/01/40	2,345	2,671,541
Bucks County IDA, RB, Ann’s Choice, Inc. Facility, Series A, 5.90%, 1/01/27	770	770,732
Centre County Hospital Authority, RB, Mount Nittany Medical Center Project, 7.00%, 11/15/46	4,110	5,410,281
Cumberland County Municipal Authority, Refunding RB:
Asbury Pennsylvania Obligated Group, 5.25%, 1/01/41	2,540	2,637,485
Diakon Lutheran Social Ministries Project, 6.38%, 1/01/39	3,000	3,391,770
Dauphin County General Authority, Refunding RB, Pinnacle Health System Project, Series A, 6.00%, 6/01/29	5,000	5,815,500
Lancaster County Hospital Authority, Refunding RB, Brethren Village Project, Series A, 6.50%, 7/01/40	1,750	1,897,263
Lebanon County Good Samaritan Hospital Authority, Refunding RB, Pleasant View Retirement, Series A, 5.30%, 12/15/26	1,000	1,019,840
Montgomery County Higher Education & Health Authority, Refunding RB, Abington Memorial Hospital:
3.25%, 6/01/26	1,260	1,292,798
3.75%, 6/01/31	945	965,497
Series A, 5.13%, 6/01/33	3,255	3,636,421

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	NOVEMBER 30, 2012

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Pennsylvania (continued)
Health (concluded)
Montgomery County IDA Pennsylvania, RB, Acts Retirement Life Community:
Series A-1, 6.25%, 11/15/29	$480	$571,906
Series A, 4.50%, 11/15/36	4,870	4,963,601
Montgomery County IDA Pennsylvania, Refunding RB:
Acts Retirement Life Community, 5.00%, 11/15/27	1,385	1,584,620
Acts Retirement Life Communities, 5.00%, 11/15/28	895	1,016,183
Acts Retirement Life Community, 5.00%, 11/15/29	300	335,388
Foulkeways at Gwynedd Project, Series A, 5.00%, 12/01/24	1,000	1,056,140
Pennsylvania Higher Educational Facilities Authority, RB:
University of Pennsylvania Health System, Series A, 4.00%, 8/15/39	2,815	2,960,704
University of Pennsylvania Health System, Series A, 5.00%, 8/15/42	3,255	3,725,868
Pennsylvania Higher Educational Facilities Authority, Refunding RB, University of Pittsburgh Medical Center, Series E, 5.00%, 5/15/31	4,800	5,426,976
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB, Presbyterian Medical Center, 6.65%, 12/01/19 (b)	2,705	3,260,337
Saint Mary Hospital Authority, Refunding RB, Catholic Health East, Series A:
5.00%, 11/15/26	2,640	2,957,011
5.00%, 11/15/27	1,880	2,104,246
South Fork Municipal Authority, Refunding RB, Conemaugh Valley Memorial, Series B (AGC), 5.38%, 7/01/35	3,900	4,439,058
Southcentral General Authority, Refunding RB, Wellspan Health Obligor Group, Series A, 6.00%, 6/01/29	3,750	4,431,525

		79,094,416
Housing — 4.9%
Pennsylvania HFA, RB:
Non Amt Non Ace, Series 114C, 3.65%, 10/01/37 (a)	4,120	4,147,769
Non Amt Non Ace, Series 114C, 3.70%, 10/01/42 (a)	7,915	7,980,141
Series 94-A, AMT, 5.10%, 10/01/31	2,420	2,425,832
Pennsylvania HFA, Refunding RB:
S/F Mortgage, Series 92A, AMT, 4.75%, 4/01/31	1,975	2,022,696
S/F Mortgage, Series 105C, 4.88%, 10/01/34	3,300	3,559,611
S/F Mortgage, Series 110B, 4.75%, 10/01/39	2,250	2,294,258
Series 99A, AMT, 5.15%, 4/01/38	2,295	2,611,503
Philadelphia Authority for Industrial Development, RB:
Rieder House Project, Series A, 6.10%, 7/01/33	500	513,205
Saligman House Project, Series C (HUD), 6.10%, 7/01/33	500	513,205

		26,068,220
State — 8.4%
Commonwealth Financing Authority, RB, Series B (AGC), 5.00%, 6/01/31	3,420	3,912,548
Commonwealth of Pennsylvania, GO:
First Series, 5.00%, 10/01/26	2,800	3,228,428
First Series, 5.00%, 6/01/28	5,000	6,282,450
First Series, 5.00%, 3/15/29	3,900	4,750,551
Second Series A, 5.00%, 8/01/24	6,000	7,094,940

Municipal Bonds	Par (000)	Value

Pennsylvania (concluded)
State (concluded)
Pennsylvania Economic Development Financing Authority, Refunding RB, Unemployment Compensation, Series B, 5.00%, 7/01/23	$5,825	$6,463,420
State Public School Building Authority, Refunding RB:
Harrisburg School District Project, Series A (AGC), 5.00%, 11/15/33	3,050	3,413,286
School District of Philadelphia Project, Series B (AGM), 5.00%, 6/01/24	9,000	9,759,960

		44,905,583
Transportation — 15.2%
City of Philadelphia, Pennsylvania, ARB, Series A:
5.00%, 6/15/40	14,000	15,439,760
AMT (AGM), 5.00%, 6/15/32	9,500	10,213,165
AMT (AGM), 5.00%, 6/15/37	14,000	14,953,400
Delaware River Port Authority Pennsylvania & New Jersey, RB, Series D, 5.00%, 1/01/40	7,500	8,564,025
Pennsylvania Turnpike Commission, Enhanced Turnpike Subordinate Special, RB, Series A:
5.00%, 12/01/37	1,405	1,624,053
5.00%, 12/01/42	2,185	2,523,806
Pennsylvania Turnpike Commission, RB:
Senior Lien, Series A, 5.00%, 12/01/42	5,030	5,893,802
Series A (AMBAC), 5.50%, 12/01/31	1,600	1,739,152
Series B, 5.25%, 12/01/41	3,425	3,970,431
Sub-Series A, 5.13%, 12/01/26	1,285	1,515,182
Sub-Series A, Sub-Series A, 6.00%, 12/01/41	1,200	1,373,928
Pennsylvania Turnpike Commission, Refunding RB, Sub-Series B, 5.25%, 6/01/24	4,565	5,381,131
Southeastern Pennsylvania Transportation Authority, RB, Capital Grant Receipts:
5.00%, 6/01/28	3,140	3,716,818
5.00%, 6/01/29	4,155	4,897,457

		81,806,110
Utilities — 4.4%
Allegheny County Sanitation Authority, Refunding RB (AGM), 5.00%, 6/01/40	1,000	1,152,880
Bucks County Water & Sewer Authority, RB, Water System, 5.00%, 12/01/41	1,400	1,639,960
City of Philadelphia Pennsylvania Gas Works, RB:
12th Series B (NPFGC), 7.00%, 5/15/20 (b)	1,310	1,618,046
Ninth Series, 5.25%, 8/01/40	3,300	3,627,096
City of Philadelphia, Pennsylvania Water & Wastewater, RB:
Series A, 5.25%, 1/01/36	1,450	1,643,154
Series C (AGM), 5.00%, 8/01/40	2,650	3,037,960
Erie City Water Authority, Refunding RB (AGM), 4.00%, 12/01/36 (a)	1,460	1,514,911
Erie Water Authority, Refunding RB, (AGM) (a):
4.00%, 12/01/32	1,755	1,868,180
4.00%, 12/01/34	2,015	2,118,531
Lycoming County Water & Sewer Authority, RB (AGM), 5.00%, 11/15/41	825	911,551
Pennsylvania Economic Development Financing Authority, RB, Philadelphia Biosolids Facility, 6.25%, 1/01/32	3,895	4,545,971

		23,678,240
Total Municipal Bonds in Pennsylvania		406,513,670

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2012	25

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Guam — 1.3%
State — 0.4%
Territory of Guam, Limited Obligation Bonds, RB, Section 30, Series A, 5.63%, 12/01/29	$1,760	$2,012,806
Tobacco — 0.3%
Guam Economic Development & Commerce Authority, Refunding RB, Tobacco Settlement Asset-Backed, 5.63%, 6/01/47	1,750	1,590,453
Utilities — 0.6%
Guam Government Waterworks Authority, Refunding RB, Water and Wastewater System, 6.00%, 7/01/25	1,000	1,045,630
Guam Power Authority, Refunding RB, Series A, 5.00%, 10/01/34	2,080	2,369,037

		3,414,667
Total Municipal Bonds in Guam		7,017,926

Puerto Rico — 4.8%
State — 3.7%
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, 5.25%, 7/01/17	2,375	2,581,103
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	15,000	17,486,250

		20,067,353
Transportation — 0.0%
Puerto Rico Highway & Transportation Authority, Series G, 5.00%, 7/01/13 (b)	5	5,138
Utilities — 1.1%
Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 7/01/38	3,600	3,812,940
Puerto Rico Electric Power Authority, RB, Series WW, 5.50%, 7/01/38	2,050	2,123,554

		5,936,494
Total Municipal Bonds in Puerto Rico		26,008,985
Total Municipal Bonds — 81.8%		439,540,581

Municipal Bonds Transferred to Tender Option Bond Trusts (c)
Pennsylvania — 31.4%
Education — 7.6%
Pennsylvania Higher Educational Facilities Authority, RB, University of Pennsylvania Health System, 5.75%, 8/15/41	9,280	11,167,366
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Trustees of the University of Pennsylvania, Series C, 4.75%, 7/15/35	11,630	12,592,848
Pennsylvania State University, RB, 5.00%, 3/01/40	10,000	11,548,100
University of Pittsburgh Pennsylvania, RB, Capital Project, Series B, 5.00%, 9/15/28	4,448	5,419,901

		40,728,215
Health — 11.8%
Berks County Municipal Authority, Refunding RB, Reading Hospital & Medical Center Project, Series A-3, 5.50%, 11/01/31	10,000	11,770,000
Geisinger Authority Pennsylvania Health Systems, RB:
Series A, 5.13%, 6/01/34	7,460	8,456,134
Series A, 5.25%, 6/01/39	5,997	6,796,776
Series A-1, 5.13%, 6/01/41	12,570	14,459,773

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value

Pennsylvania (concluded)
Health (concluded)
Philadelphia Hospitals & Higher Education Facilities Authority, RB, 5.00%, 7/01/41	$9,380	$10,683,914
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB, Jefferson Health System, Series B, 5.00%, 5/15/40	10,000	11,178,800

		63,345,397
Housing — 4.3%
Pennsylvania HFA, Refunding RB:
Series 113, 4.85%, 10/01/37	8,100	8,817,093
Series 96-A, AMT, 4.70%, 10/01/37	6,180	6,370,406
Series 105C, 5.00%, 10/01/39	7,500	8,151,750

		23,339,249
State — 7.7%
Commonwealth of Pennsylvania, GO, First Series:
5.00%, 3/15/28	10,797	13,151,441
5.00%, 11/15/30	12,470	15,374,637
Pennsylvania Turnpike Commission, RB, Oil Tax, Senior, Series C of 2003 (NPFGC), 5.00%, 12/01/32	11,000	12,669,800

		41,195,878
Total Municipal Bonds Transferred to Tender Option Bond Trusts in Pennsylvania		168,608,739

Puerto Rico — 1.0%
State — 1.0%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C, 5.25%, 8/01/40	4,750	5,344,035
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 32.4%		173,952,774
Total Long-Term Investments (Cost — $547,728,669) — 114.2%		613,493,355

Short-Term Securities	Shares
BIF Pennsylvania Municipal Money Fund (d)(e)	11,653,548	11,653,548
Total Short-Term Securities (Cost — $11,653,548) — 2.2%		11,653,548
Total Investments (Cost — $559,382,217) — 116.4%		625,146,903
Liabilities in Excess of Other Assets — (1.4)%		(7,695,749)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (15.0)%		(80,382,196)

Net Assets — 100.0%		$537,068,958

(a)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
First Clearing, LLC	$5,501,622	$5,117
Morgan Stanley	$12,127,910	$65,534
Royal Bank of Canada	$3,292,590	$9,605

(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	NOVEMBER 30, 2012

Schedule of Investments (concluded)	BlackRock Pennsylvania Municipal Bond Fund

(c)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

(d)	Investments in issuers considered to be an affiliate of the Fund during the period ended November 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2012	Net Activity	Shares Held at November 30, 2012	Income
BIF Pennsylvania Municipal Money Fund	11,736,533	(82,985)	11,653,548	$11

(e)	Represents the current yield as of report date.

•	For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of November 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$613,493,355	—	$613,493,355
Short-Term Securities	$11,653,548	—	—	11,653,548

Total	$11,653,548	$613,493,355	—	$625,146,903

[1]	See above Schedule of Investments for values in each sector.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of November 30, 2012, TOB trust certificates of $80,342,135 are categorized as level 2 within the disclosure hierarchy.

There were no transfers between levels during the six months ended November 30, 2012.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2012	27

Schedule of Investments November 30, 2012 (Unaudited)	BlackRock Intermediate Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 0.3%
Alabama 21st Century Authority, Refunding RB, Tobacco Settlement, Series A, 5.00%, 6/01/21	$1,000	$1,242,660
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/34	750	917,558

		2,160,218
Arizona — 2.4%
Arizona Health Facilities Authority, Refunding RB, Phoenix Childrens Hospital, Series A, 5.00%, 2/01/22	1,550	1,829,605
Arizona State Transportation Board, RB, Series B, 5.00%, 7/01/17	2,500	2,837,475
City of Tucson Arizona, COP, Refunding (AGC), 4.00%, 7/01/20	1,500	1,724,430
Phoenix Civic Improvement Corp., Refunding RB, Senior Lien, 5.50%, 7/01/18	1,000	1,248,220
Pima County IDA, Refunding RB, Tucson Electric Power Co., San Juan, Series A, 4.95%, 10/01/20	1,500	1,726,590
Pinal County Arizona, Refunding RB, Electrical District No. 3, Electric System, 4.00%, 7/01/23	1,620	1,794,182
Salt Verde Financial Corp., RB, Senior, 5.25%, 12/01/19	2,000	2,334,260
State of Arizona, COP, Department of Administration, Series A (AGM), 4.25%, 10/01/23	500	558,235
University Medical Center Corp., Refunding RB, 5.00%, 7/01/21	2,740	3,223,500

		17,276,497
Arkansas — 0.8%
Benton County Public Facilities Board, RB, BCCSO Project, Series A, 5.00%, 6/01/22	785	860,941
City of Springdale Arkansas Sales & Use Tax Revenue, RB:
3.00%, 11/01/22	2,945	3,175,211
3.00%, 11/01/23	1,360	1,444,388

		5,480,540
California — 10.2%
Agua Caliente Band of Cahuilla Indians, RB, 5.60%, 7/01/13 (a)	200	199,460
Anaheim Public Financing Authority California, RB, Senior, Public Improvements Project, Series A (AGM), 6.00%, 9/01/24	5,000	6,332,400
California County Tobacco Securitization Agency, RB, Asset-Backed, Los Angeles, 5.25%, 6/01/21	4,665	4,670,925
California Health Facilities Financing Authority, Refunding RB, Series A:
City Of Hope, 5.00%, 11/15/22	1,600	1,989,584
City Of Hope, 5.00%, 11/15/23	1,000	1,226,720
Los Angeles Childrens Hospital, 5.00%, 11/15/22	1,500	1,767,030
Los Angeles Childrens Hospital, 5.00%, 11/15/23	1,000	1,162,300
California HFA, RB, Home Mortgage, AMT:
Series E, 4.70%, 8/01/24	1,200	1,214,880
Series I, 4.60%, 8/01/21	1,420	1,430,749
Home Mortgage, Series K, 4.55%, 8/01/21	780	795,171
California HFA, Refunding RB, Home Mortgage, Series M, AMT, 4.55%, 8/01/21	1,275	1,295,999
California Pollution Control Financing Authority, Refunding RB, Pacific Gas, AMT (NPFGC):
Series A, 4.75%, 12/01/23	4,105	4,541,320
Series C, 4.75%, 12/01/23	1,000	1,106,290
California State Public Works Board, Refunding RB, Series G, 5.00%, 11/01/22	1,000	1,240,050

Municipal Bonds	Par (000)	Value

California (concluded)
City of San Jose California, Refunding ARB, Series A-1, AMT:
5.00%, 3/01/24	$3,655	$4,239,873
5.00%, 3/01/25	1,260	1,449,428
Golden State Tobacco Securitization Corp. California, Refunding RB, Asset-Backed, Senior Series A-1, 5.00%, 6/01/16	3,000	3,362,370
Imperial Irrigation District Water System, Refunding RB (b):
4.00%, 7/01/24	1,645	1,911,112
4.00%, 7/01/25	1,090	1,250,546
Los Angeles Unified School District California, GO, Refunding, Series A-1 (NPFGC), 4.50%, 7/01/25	6,735	7,626,108
Palomar Community College District, GO, CAB, Election of 2006, Series B, 3.64%, 8/01/23 (c)	3,950	2,689,081
San Francisco California City and County Airports Commission, Refunding RB, Series A, AMT, 5.00%, 5/01/24	2,005	2,417,108
San Francisco City & County Airports Commission, Refunding RB, San Francisco International Airport, Second Series, Series D, 4.00%, 5/01/23 (d)	1,000	1,183,160
San Marcos Unified School District, GO, CAB, Election of 2010, Series B (c):
2.29%, 8/01/19	315	270,620
2.53%, 8/01/20	225	185,587
Southern California Public Power Authority, RB, Project No. 1, Series A, 5.25%, 11/01/19	2,445	2,827,691
State of California, GO, Refunding, Various Purpose, 5.00%, 9/01/22	3,500	4,520,530
State of California, GO, Refunding, 3.00%, 2/01/24	10,990	11,748,860

		74,654,952
Colorado — 0.1%
City & County of Denver Colorado, RB, Series D, AMT (AMBAC), 7.75%, 11/15/13	885	944,384
Connecticut — 0.3%
Connecticut State Health & Educational Facility Authority, Refunding RB:
Connecticut College Issue, Series I, 2.25%, 7/01/21	115	119,033
Connecticut College Issue, Series I, 2.50%, 7/01/22	110	114,573
Connecticut College Issue, Series I, 2.63%, 7/01/23	210	216,785
Connecticut College Issue, Series I, 2.75%, 7/01/24	225	231,318
Connecticut College Issue, Series I, 3.00%, 7/01/25	225	234,664
Lawrence & Memorial Hospital, Series F, 4.00%, 7/01/25	600	656,760
Loomis Chaffee School (AGM), 5.00%, 7/01/22	515	624,571
Loomis Chaffee School (AGM), 5.00%, 7/01/24	225	268,220

		2,465,924
Florida — 4.2%
Broward County Florida Airport System Revenue, RB, AMT, Series Q-2, 5.00%, 10/01/22	1,605	1,947,074
Broward County School Board Florida, COP, Series C, (AGM), 5.25%, 7/01/14 (b)	3,410	3,670,660
Broward County School Board Florida, Refunding COP, Series A, (AGM), 5.00%, 7/01/24	7,000	8,386,490
County of Lee Florida, Refunding ARB, Series A, AMT, 5.50%, 10/01/23	3,305	3,919,300
County of Miami-Dade Florida, Refunding RB:
Series A, 5.00%, 10/01/23	750	905,490
System, Series B (AGM), 5.25%, 10/01/22	2,000	2,565,360

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	NOVEMBER 30, 2012

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Florida (concluded)
Orange County Health Facilities Authority, Refunding RB, Mayflower Retirement Center, 4.00%, 6/01/22	$500	$520,655
State of Florida, GO, Refunding, Department of Transportation, Full Faith & Credit, Right-of-Way Acquisition & Bridge Construction, Series B, 5.00%, 7/01/23	5,800	7,465,760
Sterling Hill Community Development District, Refunding RB, Special Assessment Bonds, Series B, 5.50%, 11/01/10 (e)(f)	155	108,525
Tolomato Community Development District, Special Assessment Bonds:
Series 1-REMK, 6.38%, 5/01/17 (e)(f)	45	24,697
Series 2-REMK, 6.38%, 5/01/17 (e)(f)	1,290	604,481
Series 3-REMK, 6.38%, 5/01/17( e)(f)	425	4
Tolomato Community Development District, Special Assessment Bonds, Refunding:
Convertible CAB, 7.01%, 5/01/17 (g)	150	107,642
Convertible CAB, 7.52%, 5/01/19 (g)	360	207,400
Convertible CAB, 8.04%, 5/01/22 (g)	190	80,524
Series A-1, 6.38%, 5/01/17	480	470,131

		30,984,193
Georgia — 0.4%
Fulton County Residential Care Facilities for the Elderly Authority, Refunding RB, Canterbury Court Project, Series A, 5.00%, 2/15/14	1,050	1,051,753
Medical Center Hospital Authority, Refunding RB, Columbus Regional Healthcare (AGM), 4.00%, 8/01/22	1,580	1,753,263

		2,805,016
Guam — 0.2%
Territory of Guam, GO, Series A, 6.00%, 11/15/19	570	632,974
Territory of Guam, RB, Section 30, Series A, 5.38%, 12/01/24	500	553,850

		1,186,824
Idaho — 0.8%
Ada & Canyon Counties Joint School District No. 2 Meridian, GO, 5.00%, 8/15/17 (b)	5,000	5,617,850
Illinois — 9.8%
City of Chicago Illinois, Tax Allocation Bonds, Kingsbury Redevelopment Project, Series A, 6.57%, 2/15/13	240	240,269
City of Chicago Illinois O’Hare International Airport, Refunding ARB, General Third Lien, Series A-2, AMT (AGM), 5.25%, 1/01/14	5,000	5,265,350
City of Chicago Illinois O’Hare International Airport Revenue, Refunding RB:
General Senior Lien, Series A, 5.00%, 1/01/22	5,000	6,087,400
General Senior Lien, Series B, 5.00%, 1/01/22	7,500	9,131,100
Illinois Finance Authority, Refunding RB, Primary Health Care Centers Program, 5.90%, 7/01/14	240	243,322
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, GO, CAB (AGM), 3.31%, 1/01/24 (c)	9,995	6,945,825
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (NPFGC), 3.53%, 6/15/17 (g)	3,000	2,866,680
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	4,500	5,494,635
6.25%, 6/01/24	3,000	3,401,310
State of Illinois, GO, Refunding:
5.00%, 8/01/21	10,000	11,955,400
(AGM), 5.00%, 8/01/20	16,900	20,216,794

		71,848,085

Municipal Bonds	Par (000)	Value

Indiana — 2.2%
City of Whiting Indiana, RB, BP Products North America, Inc., 5.25%, 1/01/21	$3,200	$4,016,320
Indiana Bond Bank, RB, Series A, 5.00%, 10/15/17	2,000	2,335,340
Indiana Finance Authority, Refunding RB:
Environmental Improvement, United Steel Corp. Project, 6.00%, 12/01/19	3,000	3,373,050
Marquette Project, 4.00%, 3/01/22	2,650	2,691,340
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Series K, 5.00%, 6/01/24	3,000	3,552,780

		15,968,830
Iowa — 0.5%
Iowa Higher Education Loan Authority, RB, Private College Facility Buena:
5.00%, 4/01/20	600	728,742
5.00%, 4/01/21	625	767,775
5.25%, 4/01/22	660	812,552
Iowa Higher Education Loan Authority, Refunding RB, Private College Facility, 5.00%, 9/01/20	1,000	1,154,580

		3,463,649
Kansas — 0.5%
Kansas Development Finance Authority, RB, Health Facilities, KU Health System, Series H:
5.00%, 3/01/23	750	862,470
5.00%, 3/01/24	650	739,746
Kansas Development Finance Authority, Refunding RB:
Adventist Health, 5.00%, 11/15/23	500	588,590
Sisters of Leavenworth, Series A, 4.00%, 1/01/22	1,325	1,485,298

		3,676,104
Kentucky — 1.8%
Kentucky Economic Development Finance Authority, RB, Owensboro Medical Health System, Series A, 5.25%, 6/01/23	2,350	2,685,792
Kentucky State Property & Buildings Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/24	2,000	2,389,000
Lexington Fayette Urban County Government Public Facilities Corp., Refunding RB, Eastern State Hospital Project, Lease Series A, 5.00%, 6/01/24	6,690	8,060,580

		13,135,372
Louisiana — 2.1%
Louisiana Citizens Property Insurance Corp. Assessment, Refunding RB:
5.00%, 6/01/24	2,000	2,346,060
(AGM), 5.00%, 6/01/24	8,750	10,399,987
Louisiana Public Facilities Authority, RB, Belle Chasse Educational Foundation Project, 5.63%, 5/01/21	935	1,040,552
New Orleans Aviation Board Louisiana, Refunding GARB, Restructuring (AGC), 6.00%, 1/01/23	250	303,673
Parish of Morehouse Louisiana, Refunding RB, International Paper Co. Project, Series A, 5.25%, 11/15/13	1,000	1,042,150

		15,132,422
Maryland — 0.2%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.13%, 6/01/20	250	291,295
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	1,000	1,102,290

		1,393,585

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2012	29

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Massachusetts — 1.0%
Massachusetts Development Finance Agency, Refunding RB, Partners Healthcare System, Series L, 5.00%, 7/01/20	$900	$1,128,366
Massachusetts Port Authority, RB, Delta Air Lines, Inc. Project, Series A, AMT (AMBAC):
5.50%, 1/01/14	2,500	2,505,725
5.50%, 1/01/15	4,000	4,008,960

		7,643,051
Michigan — 3.9%
Detroit Water and Sewerage Department, Refunding RB, Senior Lien, Series A, 5.00%, 7/01/23	2,000	2,245,100
Michigan State Building Authority, Refunding RB, Facilities Program, Series I (AGC), 5.00%, 10/15/23	5,000	6,024,500
Michigan State Hospital Finance Authority, Refunding RB:
Hospital, Henry Ford Health, 5.00%, 11/15/20	1,000	1,186,300
Hospital, Henry Ford Health, 5.25%, 11/15/24	2,600	3,031,444
McLaren Health Care, 5.25%, 5/15/16	1,000	1,141,840
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont, Series W, 6.25%, 8/01/23	2,000	2,113,720
Wayne County Airport Authority, Refunding RB, Series A, AMT (AGM), 4.00%, 12/01/20	11,690	13,118,986

		28,861,890
Minnesota — 1.3%
Minnesota Higher Education Facilities Authority, Refunding RB, Gustavus Adolphus Child & Family Services, Inc., Series 7-B, 5.00%, 10/01/23	1,545	1,823,764
Minnesota Tobacco Securitization Authority, Refunding RB, Tobacco Settlement, Series B:
5.00%, 3/01/22	2,000	2,341,000
5.25%, 3/01/23	1,300	1,515,241
5.25%, 3/01/24	3,000	3,478,470

		9,158,475
Missouri — 0.6%
Missouri Development Finance Board, Refunding RB, Nelson Gallery Foundation, Series A, 5.00%, 12/01/23	1,000	1,276,510
Missouri State Health & Educational Facilities Authority, RB, Senior Living Facilities, Lutheran Services, 5.00%, 2/01/24	3,000	3,265,290

		4,541,800
Montana — 0.2%
Montana Facility Finance Authority, Refunding RB, Series B, 5.00%, 1/01/24	1,125	1,316,936
Nebraska — 0.7%
Central Plains Energy Project, RB, Gas Project No. 3, 5.00%, 9/01/22	2,450	2,821,493
City of Omaha, Refunding RB, Series A, 3.50%, 12/01/24	1,750	1,938,335

		4,759,828
Nevada — 0.7%
Clark County Nevada, Special Assessment Bonds, Refunding, Special Improvement District #142, Mountain’s Edge:
4.00%, 8/01/22	1,915	1,939,627
4.00%, 8/01/23	1,240	1,248,965
County of Humboldt Nevada, Refunding RB, Idaho Power Co. Project, 5.15%, 12/01/24	1,700	1,936,028

		5,124,620

Municipal Bonds	Par (000)	Value

New Jersey — 8.7%
City of Newark New Jersey, GO, Refunding, Series A, 4.00%, 10/01/22	$1,050	$1,169,931
Essex County Improvement Authority, RB, Newark Project, Series A (AGM), 5.00%, 11/01/20	1,500	1,775,535
New Jersey EDA, RB:
Continental Airlines, Inc. Project, AMT, 4.88%, 9/15/19	10,000	10,269,700
Patterson Charter School for Science and Technology, Inc. Project, Series A, 5.00%, 7/01/22	630	668,392
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 6/15/22	2,000	2,390,240
Cigarette Tax, 5.00%, 6/15/23	990	1,179,318
New Jersey American Water Co., Inc. Project, Series C, AMT, 5.10%, 6/01/23	2,000	2,305,600
School Facilities Construction, Series AA, 4.25%, 12/15/24	1,000	1,121,780
New Jersey Educational Facilities Authority, Refunding RB:
New Jersey Institute of Technology, Series H, 4.00%, 7/01/25	2,260	2,508,577
University of Medicine & Dentistry, Series B, 6.50%, 12/01/20	2,000	2,486,540
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 4.25%, 7/01/20	165	187,526
AHS Hospital Corp., 4.50%, 7/01/21	395	454,878
Barnabas Health, Series A, 4.50%, 7/01/22	2,450	2,829,603
Barnabas Health, Series A, 4.63%, 7/01/23	3,500	4,056,815
CAB, St. Barnabas, Series B (NPFGC), 3.54%, 7/01/23 (c)	2,720	1,876,038
Holy Name Medical Center, 4.00%, 7/01/17	2,000	2,128,320
Holy Name Medical Center, 4.25%, 7/01/18	780	846,082
Meridian Health System Obligated Group Issue, 5.00%, 7/01/21	2,000	2,461,440
New Jersey Higher Education Assistance Authority, Refunding RB, Series 1A:
4.50%, 12/01/20	2,000	2,299,920
4.75%, 12/01/21	600	686,850
New Jersey State Turnpike Authority, Refunding RB, Series B, 5.00%, 1/01/22	8,000	10,129,200
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
CAB, Series C (AMBAC), 3.72%, 12/15/24 (c)	3,850	2,470,429
Series A, 5.25%, 6/15/24	800	989,176
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series A, 5.50%, 12/15/23	1,350	1,782,094
Newark Housing Authority, Refunding RB, Additional Newark Redevelopment Project (NPFGC), 5.25%, 1/01/24	1,430	1,672,614
South Jersey Transportation Authority, Refunding RB, Series A, 5.00%, 11/01/23	1,250	1,536,563
State of New Jersey, GO, Refunding, Series O, 5.25%, 8/01/21	1,000	1,313,910

		63,597,071
New York — 14.8%
City of New York New York, GO:
Series A-1, 4.75%, 8/15/25	2,000	2,322,360
Sub-Series A-1, 5.00%, 10/01/22	9,070	11,770,320
Sub-Series I-1, 5.13%, 4/01/25	845	1,022,822
City of New York New York, GO, Refunding:
Series B, 5.00%, 8/01/23	10,000	12,772,000
Series E, 5.00%, 8/01/27	1,000	1,212,130

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	NOVEMBER 30, 2012

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (continued)
Dutchess County Local Development Corp., Refunding RB, Health Quest System Inc., Series A (AGC):
5.00%, 7/01/21	$535	$642,037
5.00%, 7/01/22	510	603,993
5.25%, 7/01/25	895	1,049,934
Essex County Industrial Development Agency, Refunding RB, International Paper, Series A, AMT, 5.20%, 12/01/23	2,000	2,076,040
Metropolitan Transportation Authority, RB:
Series B (AGM), 5.00%, 11/15/23	1,865	2,354,712
Series H, 5.00%, 11/15/23	3,820	4,776,222
Sub-Series B-1, 5.00%, 11/15/24	1,835	2,305,843
Sub-Series B-2, 5.00%, 11/15/22	5,000	6,289,200
Sub-Series B-2, 5.00%, 11/15/23	2,620	3,275,838
Sub-Series B-4, 5.00%, 11/15/24	1,200	1,507,908
Transportation, Series A, 4.00%, 11/15/23	700	797,748
Transportation, Series A, 5.00%, 11/15/25	500	568,730
Metropolitan Transportation Authority, Refunding RB:
Series B, 5.25%, 11/15/25	1,500	1,850,790
Series F, 5.00%, 11/15/22	4,575	5,754,618
New York City Industrial Development Agency, Refunding RB, AMT:
Series A, 5.00%, 7/01/22	1,750	1,899,765
Terminal One Group Association Project, 5.50%, 1/01/21 (h)	1,500	1,635,615
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.00%, 1/15/23	865	1,026,893
New York State Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 4.00%, 11/01/18	175	201,044
Convent of the Sacred Heart (AGM), 5.00%, 11/01/19	555	679,342
Convent of the Sacred Heart (AGM), 5.00%, 11/01/20	405	502,378
Fordham University, Series A, 5.00%, 7/01/23	1,290	1,585,358
Mount Sinai School of Medicine, Series A (NPFGC), 5.15%, 7/01/24	500	592,565
New York State Association for Retarded Children, Inc., Series A, 5.30%, 7/01/23	550	642,246
NYU Hospital Center, Series A, 5.00%, 7/01/22	1,725	2,009,021
NYU Hospital Center, Series A, 5.13%, 7/01/23	1,665	1,934,697
University of Rochester, Series E, 4.00%, 7/01/24	1,015	1,120,540
New York State Dormitory Authority, Refunding RB:
Miriam Osborn Memorial Home, 3.00%, 7/01/20	965	998,283
Miriam Osborn Memorial Home, 3.13%, 7/01/21	1,950	2,005,634
Mount Sinai Hospital, Series A, 4.25%, 7/01/23	750	834,150
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	750	862,883
North Shore-Long Island Jewish Health System, Series E, 5.00%, 5/01/22	1,000	1,160,510
NYU Hospital Center, Series A, 5.00%, 7/01/16	1,140	1,282,192
Yeshiva University, Series A, 4.00%, 11/01/25	1,750	1,978,830
Niagara Area Development Corp., Refunding RB, Covanta Energy Project, Series B, 4.00%, 11/01/24	1,000	1,012,190
Port Authority of New York & New Jersey, RB:
JFK International Air Terminal, 5.00%, 12/01/20	1,500	1,736,295
Special Project, JFK International Air Terminal, AMT (NPFGC), 6.25%, 12/01/13	2,000	2,046,980
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.00%, 11/01/23	2,000	2,283,660
United Nations Development Corp. New York, Refunding RB, Series A, 4.25%, 7/01/24	1,200	1,352,400
Westchester County Industrial Development Agency New York, MRB, Kendal on Hudson Project, Series A, 5.63%, 1/01/13	1,000	1,001,980

Municipal Bonds	Par (000)	Value

New York (concluded)
Westchester County New York Health Care Corp., Refunding RB, Senior Lien, Series A:
5.00%, 11/01/23	$5,685	$6,635,816
5.00%, 11/01/24	2,730	3,149,028
Yonkers EDC, Refunding RB, Riverview II (Freddie Mac), 4.50%, 5/01/25	3,000	3,297,270

		108,420,810
North Carolina — 0.5%
North Carolina Medical Care Commission, Refunding RB:
First Mortgage, Galloway Ridge Project, Series A, 4.13%, 1/01/17	200	201,980
First Mortgage, Galloway Ridge Project, Series A, 4.30%, 1/01/18	555	562,171
First Mortgage, Galloway Ridge Project, Series A, 4.50%, 1/01/19	520	529,963
First Mortgage, Galloway Ridge Project, Series A, 4.75%, 1/01/21	270	276,515
First Mortgage, Galloway Ridge Project, Series A, 5.00%, 1/01/22	290	300,127
Health Care Facilities Vidant Health, Series A, 5.00%, 6/01/22	1,595	1,946,171

		3,816,927
Ohio — 1.5%
Hamilton County Ohio Healthcare Facilities, RB, Christ Hospital Project:
5.25%, 6/01/22	2,000	2,394,240
5.25%, 6/01/23	1,500	1,774,440
State of Ohio, RB, Major New State Infrastructure Project, Series 1:
5.00%, 12/15/22	2,840	3,631,991
5.00%, 12/15/23	2,500	3,154,250

		10,954,921
Oklahoma — 0.8%
Canadian County Educational Facilities Authority, RB, Mustang Public Schools Project, 4.00%, 9/01/22	2,810	3,153,494
Tulsa County Industrial Authority Education Facilities, RB, Broken Arrow Public School, 4.00%, 9/01/22	2,300	2,623,219

		5,776,713
Oregon — 1.3%
Oregon State Department of Transportation, RB, Series A, 5.00%, 11/15/16 (b)	5,000	5,878,650
Oregon State Facilities Authority, HRB, Southern Oregon University Project (AGM), 4.00%, 7/01/23	200	220,320
Oregon State Health & Science University, Refunding RB, Series A, 5.00%, 7/01/22	2,000	2,519,080
Oregon State Housing & Community Services Department, RB, S/F Mortgage Program, Series B, AMT, 4.50%, 1/01/23	1,025	1,110,885

		9,728,935
Pennsylvania — 2.9%
City of Philadelphia Pennsylvania, GO, Refunding, Series A (AGC), 5.00%, 8/01/24	2,000	2,296,940
City of Philadelphia Pennsylvania, Refunding ARB, Series A, AMT, 5.00%, 6/15/21	7,820	9,273,816
Montgomery County IDA, Refunding RB, ACTS Retirement-Life Communities, Inc., 5.00%, 11/15/23	1,200	1,405,656
Pennsylvania HFA, RB, Series 103C, 4.38%, 4/01/18	1,160	1,292,403
Pennsylvania Turnpike Commission, Refunding RB, Sub-Series B, 5.25%, 6/01/24	3,400	4,007,852

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2012	31

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Pennsylvania (concluded)
South Fork Municipal Authority, Refunding RB, Conemaugh Valley Memorial, Series A (AGC), 6.00%, 7/01/26	$2,475	$2,994,032

		21,270,699
Puerto Rico — 2.8%
Commonwealth of Puerto Rico, GO, Refunding, CAB, Public Improvement, 3.45%, 7/01/17 (c)	3,000	2,565,060
Government Development Bank for Puerto Rico, RB, Senior Series B, 5.00%, 12/01/17	1,500	1,602,675
Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Bonds, Series B, 5.00%, 7/01/18	2,250	2,386,935
Puerto Rico Electric Power Authority, RB, Series RR (NPFGC), 5.00%, 7/01/24	2,690	2,837,950
Puerto Rico Highway & Transportation Authority, RB, Series Y (AGM), 6.25%, 7/01/21	2,000	2,435,220
Puerto Rico Highway & Transportation Authority, Refunding RB (AGM), 4.95%, 7/01/26	385	416,435
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series F (CIFG), 5.25%, 7/01/17	3,000	3,260,340
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, First Sub-Series A-1 (c):
4.31%, 8/01/23	3,490	2,215,068
4.40%, 8/01/24	4,970	2,991,642

		20,711,325
Rhode Island — 0.7%
Rhode Island Health & Educational Building Corp., Refunding RB, Providence College, Series B, 5.00%, 11/01/23	3,310	4,080,336
Rhode Island Housing & Mortgage Finance Corp., RB, Homeownership Opportunity, Series 57-B AMT, 5.15%, 4/01/22	1,000	1,067,040

		5,147,376
South Carolina — 1.1%
County of Florence South Carolina, Refunding RB, McLeod Regional Medical Center, Series A, 4.00%, 11/01/23	2,000	2,204,940
County of Richland South Carolina, Refunding RB, International Paper Co. Project, AMT, 6.10%, 4/01/23	4,115	4,217,916
South Carolina Jobs-EDA, Refunding RB, Palmetto Health, Series A (AGM):
5.25%, 8/01/22	220	262,271
5.25%, 8/01/23	200	235,974
5.50%, 8/01/24	600	713,562
5.50%, 8/01/25	305	362,666

		7,997,329
South Dakota — 0.5%
South Dakota Health & Educational Facilities, Refunding RB, Regional Health, 4.25%, 9/01/24	3,500	3,781,190
Tennessee — 1.0%
Chattanooga-Hamilton County Hospital Authority Tennessee, Refunding RB, Erlanger Health (AGM):
5.00%, 10/01/21	1,450	1,723,557
5.00%, 10/01/22	1,620	1,902,739
Memphis Center City Finance Corp., RB, Pyramid & Pinch District (AGM), 4.00%, 11/01/25	1,500	1,685,880
Memphis-Shelby County Sports Authority, Inc., Refunding RB, Memphis Arena Project, Series A:
5.25%, 11/01/25	890	1,036,307
5.25%, 11/01/27	750	865,522

		7,214,005

Municipal Bonds	Par (000)	Value

Texas — 8.1%
Alliance Airport Authority Texas, Refunding RB, FedEx Corp. Project, AMT, 4.85%, 4/01/21	$3,730	$4,021,499
City of Houston Texas, Refunding RB:
Airport System, Subordinate Lien, Series A, AMT, 5.00%, 7/01/23	5,000	6,071,550
Airport System, Subordinate Lien, Series A, AMT, 5.00%, 7/01/23	3,500	4,196,255
Convention Center & Entertainment Facilities, Series A, 5.00%, 9/01/23	1,790	2,074,646
City of San Antonio Texas, RB, AMT (AGM), 5.25%, 7/01/19	3,055	3,542,517
City of San Antonio Texas, Refunding ARB, Passenger Facility Charge & Subordinate Lien, AMT:
5.00%, 7/01/22	1,855	2,226,260
5.00%, 7/01/23	1,000	1,185,220
Clifton Higher Education Finance Corp., RB, Idea Public Schools, 3.75%, 8/15/22	1,500	1,555,620
Dallas-Fort Worth International Airport Facilities Improvement Corp., RB, Series 2001-A-1, AMT, 6.15%, 1/01/16	2,145	2,149,097
Houston Higher Education Finance Corp., RB, Cosmos Foundation Inc., Series A, 5.88%, 5/15/21	1,000	1,160,650
Love Field Airport Modernization Corp., RB, Southwest Airlines Co. Project, AMT, 5.00%, 11/01/22	2,250	2,487,015
Red River Education Financing Corp., Refunding RB, Higher Education, Texas Christian University, 4.25%, 3/15/26	1,000	1,132,920
Red River Health Facilities Development Corp., MRB, Eden Home Project, 5.63%, 12/15/22	2,570	2,817,465
Sam Rayburn Municipal Power Agency, Refunding RB, 5.00%, 10/01/21	1,325	1,615,467
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Natural Gas Utility Improvements (d):
5.00%, 12/15/22	9,000	10,500,480
5.00%, 12/15/23	7,000	8,055,880
Texas State Turnpike Authority, RB, CAB, First Tier, Series A (AMBAC), 3.69%, 8/15/24 (c)	6,600	4,302,210

		59,094,751
Utah — 0.4%
Utah County Environmental Improvement, Refunding RB, US Steel Corp. Project, 5.38%, 11/01/15	3,000	3,120,900
Vermont — 0.2%
Vermont State Educational & Health Building Financing Agency, Refunding RB, Middlebury College Project, Series B, 5.00%, 11/01/23	1,000	1,288,610
Virginia — 0.8%
Fredericksburg EDA, Refunding RB, MediCorp Health System Obligation, 5.00%, 6/15/17	1,550	1,756,227
Henrico County EDA, Refunding RB, United Methodist Homes:
3.38%, 6/01/20	1,000	1,018,950
5.00%, 6/01/22	625	703,462
5.00%, 6/01/23	420	465,541
White Oak Village Shops Community Development Authority, Special Assessment Bonds, 5.30%, 3/01/17	2,091	2,258,155

		6,202,335
West Virginia — 0.9%
West Virginia Hospital Finance Authority, Refunding RB, Charleston, Series A:
5.13%, 9/01/23	1,000	1,112,600
5.50%, 9/01/25	2,000	2,074,340

See Notes to Financial Statements.

32	SEMI-ANNUAL REPORT	NOVEMBER 30, 2012

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

West Virginia (concluded)
West Virginia University, RB, University Projects, Series B, 5.00%, 10/01/22	$2,500	$3,157,775

		6,344,715
Wisconsin — 2.4%
Public Finance Authority, RB, Senior Obligated Group, Series B, AMT, 5.00%, 7/01/22	7,000	7,552,580
Wisconsin Health & Educational Facilities Authority, Refunding RB, Aurora Health Care, Series A, 3.50%, 7/15/24	10,000	10,337,600

		17,890,180
Total Municipal Bonds — 94.6%		691,959,837

Municipal Bonds Transferred to Tender Option Bond Trusts (i)
Florida — 1.8%
State of Florida, Refunding RB, Department of Transportation, Full Faith and Credit, Right-of-Way Acquisition and Bridge Construction, Series B, 5.00%, 7/01/22	10,285	13,381,397
New York — 6.3%
City of New York New York, GO:
Sub-Series B-1, 5.25%, 9/01/22	1,000	1,231,570
Sub-Series I-1, 5.50%, 4/01/21	2,009	2,534,701
City of New York New York, Refunding GO, Series E, 5.00%, 8/01/24	5,010	6,085,697
New York State Urban Development Corp., Refunding RB, Service Contract, Series B, 5.00%, 1/01/21	1,469	1,750,288
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/21	12,170	15,092,991
Suffolk County Water Authority, Refunding RB, New York Water System, 3.00%, 6/01/25	1,996	2,127,636
Triborough Bridge & Tunnel Authority, Refunding, General Series B, 5.00%, 11/15/22	13,000	16,909,750

		45,732,633
Texas — 1.3%
City of Houston, Refunding RB, Public Improvement, Series A, 5.00%, 3/01/22	7,500	9,672,750
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 9.4%		68,786,780
Total Long-Term Investments (Cost — $702,222,665) — 104.0%		760,746,617

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.01% (j)(k)	23,962,341	23,962,341
Total Short-Term Securities (Cost — $23,962,341) — 3.3%		23,962,341
Total Investments (Cost — $726,185,006) — 107.3%		784,708,958
Liabilities in Excess of Other Assets — (2.5)%		(18,101,510)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.8)%		(35,188,914)

Net Assets — 100.0%		$731,418,534

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Morgan Stanley	$1,183,160	$20,590
JPMorgan Chase & Co.	$18,556,360	$380,690

(e)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(f)	Non-income producing security.

(g)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(h)	Variable rate security. Rate shown is as of report date.

(i)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

(j)	Represents the current yield as of report date.

(k)	Investments in issuers considered to be an affiliate of the Fund during the period ended November 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2012	Net Activity	Shares Held at November 30, 2012	Income
FFI Institutional Tax-Exempt Fund	7,253,338	16,709,003	23,962,341	$2,256

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2012	33

Schedule of Investments (concluded)	BlackRock Intermediate Municipal Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of November 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$760,746,617	—	$760,746,617
Short-Term Securities	$23,962,341	—	—	23,962,341

Total	$23,962,341	$760,746,617	—	$784,708,958

[1]	See above Schedule of Investments for values in each state or political division.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of November 30, 2012, TOB trust certificates of $35,178,763 are categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the six months ended November 30, 2012.

See Notes to Financial Statements.

34	SEMI-ANNUAL REPORT	NOVEMBER 30, 2012

Statements of Assets and Liabilities

November 30, 2012 (Unaudited)	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund

Assets
Investments at value — unaffiliated[1]	$818,244,290	$268,025,488	$613,493,355	$760,746,617
Investments at value — affiliated[2]	42,088,556	3,109,379	11,653,548	23,962,341
Cash pledged as collateral for financial futures contracts	132,000	—	—	—
Interest receivable	7,841,000	3,824,954	8,270,142	8,755,641
Investments sold receivable	—	—	6,724,792	9,450,702
Capital shares sold receivable	4,261,478	1,073,943	723,981	4,288,222
TOB trust receivable	—	—	—	6,855,000
Prepaid expenses	7,934	3,680	7,622	137,552

Total assets	872,575,258	276,037,444	640,873,440	814,196,075

Accrued Liabilities
Investments purchased payable	18,133,182	6,032,830	20,841,865	43,084,340
Capital shares redeemed payable	1,582,367	144,899	635,940	3,065,318
Income dividends payable	1,190,027	538,644	1,430,624	921,641
Investment advisory fees payable	327,627	109,670	237,740	289,903
Service and distribution fees payable	130,244	44,174	42,447	136,661
Interest expense and fees payable	24,600	3,310	40,061	10,151
Officer’s and Trustees’ fees payable	2,971	3,071	4,768	3,352
Other affiliates payable	3,338	1,779	3,938	2,871
Variation margin payable	10,937	—	—	—
Other accrued expenses payable	38,720	88,739	224,964	84,541

Total accrued liabilities	21,444,013	6,967,116	23,462,347	47,598,778

Other Liabilities
TOB trust certificates	64,128,626	3,860,000	80,342,135	35,178,763

Total liabilities	85,572,639	10,827,116	103,804,482	82,777,541

Net Assets	$787,002,619	$265,210,328	$537,068,958	$731,418,534

Net Assets Consist of
Paid-in capital	$705,857,094	$236,017,928	$492,972,076	$669,372,269
Undistributed net investment income	574,647	1,130,446	1,098,028	247,866
Accumulated net realized gain (loss)	1,175,574	(2,371,488)	(22,765,832)	3,274,447
Net unrealized appreciation/depreciation	79,395,304	30,433,442	65,764,686	58,523,952

Net Assets	$787,002,619	$265,210,328	$537,068,958	$731,418,534

[1] Investments at cost — unaffiliated	$738,783,193	$237,592,046	$547,728,669	$702,222,665
[2] Investments at cost — affiliated	$42,088,556	$3,109,379	$11,653,548	$23,962,341

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2012	35

Statements of Assets and Liabilities (concluded)

November 30, 2012 (Unaudited)	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund

Net Asset Value
Institutional:
Net assets	$318,877,190	$124,651,354	$413,826,976	$361,735,748

Shares outstanding, unlimited number of shares authorized, $0.10 par value	24,363,140	10,681,578	34,439,963	30,617,923

Net asset value per share	$13.09	$11.67	$12.02	$11.81

Service:
Net assets	—	$17,504,190	$6,640,103	—

Shares outstanding, unlimited number of shares authorized, $0.10 par value	—	1,500,065	552,433	—

Net asset value per share	—	$11.67	$12.02	—

Investor A:
Net assets	$162,364,497	$44,026,490	$54,218,662	$202,652,136

Shares outstanding, unlimited number of shares authorized, $0.10 par value	12,415,588	3,769,090	4,507,834	17,162,095

Net asset value per share	$13.08	$11.68	$12.03	$11.81

Investor A1:
Net assets	$189,082,236	$37,373,557	$22,896,385	$46,982,586

Shares outstanding, unlimited number of shares authorized, $0.10 par value	14,446,350	3,198,722	1,903,245	3,978,030

Net asset value per share	$13.09	$11.68	$12.03	$11.81

Investor B:
Net assets	$5,612,390	$222,925	$115,759	$1,192,755

Shares outstanding, unlimited number of shares authorized, $0.10 par value	428,536	19,105	9,639	100,952

Net asset value per share	$13.10	$11.67	$12.01	$11.82

Investor B1:
Net assets	—	$1,615,483	$1,147,729	—

Shares outstanding, unlimited number of shares authorized, $0.10 par value	—	138,416	95,531	—

Net asset value per share	—	$11.67	$12.01	—

Investor C:
Net assets	$86,989,818	$28,624,362	$30,257,327	$118,855,309

Shares outstanding, unlimited number of shares authorized, $0.10 par value	6,645,792	2,453,645	2,516,053	10,062,090

Net asset value per share	$13.09	$11.67	$12.03	$11.81

Investor C1:
Net assets	$24,076,488	$11,191,967	$7,966,017	—

Shares outstanding, unlimited number of shares authorized, $0.10 par value	1,839,288	959,120	662,953	—

Net asset value per share	$13.09	$11.67	$12.02	—

See Notes to Financial Statements.

36	SEMI-ANNUAL REPORT	NOVEMBER 30, 2012

Statements of Operations

Six Months Ended November 30, 2012 (Unaudited)	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund

Investment Income
Interest	$14,395,482	$5,805,640	$13,044,293	$11,914,921
Income — affiliated	—	1	11	2,256

Total income	14,395,482	5,805,641	13,044,304	11,917,177

Expenses
Investment advisory	1,801,308	698,557	1,421,058	1,699,330
Service — Service	—	19,902	6,500	—
Service — Investor A	171,287	52,130	59,997	210,910
Service — Investor A1	92,653	18,377	11,416	23,155
Service and distribution — Investor B	15,642	1,154	729	2,099
Service and distribution — Investor B1	—	4,617	3,380	—
Service and distribution — Investor C	366,420	125,928	135,537	490,491
Service and distribution — Investor C1	71,880	33,232	23,852	—
Transfer agent — Institutional	28,165	95,756	383,587	41,720
Transfer agent — Service	—	7,753	2,119	—
Transfer agent — Investor A	15,106	6,679	11,662	22,531
Transfer agent — Investor A1	31,454	8,268	6,442	10,030
Transfer agent — Investor B	2,812	15	5	924
Transfer agent — Investor B1	—	1,171	941	—
Transfer agent — Investor C	9,201	4,751	6,873	14,680
Transfer agent — Investor C1	4,551	2,459	1,936	—
Accounting services	70,183	34,162	61,689	55,308
Professional	71,180	40,392	33,291	61,097
Registration	29,947	15,552	14,306	41,050
Custodian	17,496	8,588	14,190	15,229
Officer and Trustees	12,535	9,777	11,319	11,692
Printing	12,351	7,071	10,182	14,109
Miscellaneous	10,237	16,083	26,971	22,416

Total expenses excluding interest expense and fees	2,834,408	1,212,374	2,247,982	2,736,771
Interest expense and fees[1]	240,675	14,450	293,530	85,266

Total expenses	3,075,083	1,226,824	2,541,512	2,822,037
Less fees waived by Manager	(37,402)	(42,226)	(5,769)	(161,428)
Less transfer agent fees waived and/or reimbursed — class specific	—	(28,593)	(198,884)	—

Total expenses after fees waived and reimbursed	3,037,681	1,156,005	2,336,859	2,660,609

Net investment income	11,357,801	4,649,636	10,707,445	9,256,568

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	3,611,455	1,067,139	1,594,582	2,286,575
Financial futures contracts	(139,083)	(55,383)	(590,250)	(79,096)

	3,472,372	1,011,756	1,004,332	2,207,479

Net change in unrealized appreciation/depreciation on:
Investments	29,808,667	8,172,494	17,226,000	23,943,221
Financial futures contracts	168,962	41,082	269,968	58,689

	29,977,629	8,213,576	17,495,968	24,001,910

Total realized and unrealized gain	33,450,001	9,225,332	18,500,300	26,209,389

Net Increase in Net Assets Resulting from Operations	$44,807,802	$13,874,968	$29,207,745	$35,465,957

[1] Related to TOBs.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2012	37

Statements of Changes in Net Assets

	BlackRock California Municipal Bond Fund		BlackRock New Jersey Municipal Bond Fund
Increase (Decrease) in Net Assets:	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012

Operations
Net investment income	$11,357,801	$18,856,126	$4,649,636	$9,235,572
Net realized gain (loss)	3,472,372	7,295,797	1,011,756	(1,559,028)
Net change in unrealized appreciation/depreciation	29,977,629	40,560,701	8,213,576	25,029,951

Net increase in net assets resulting from operations	44,807,802	66,712,624	13,874,968	32,706,495

Dividends to Shareholders From[1]
Net investment income:
Institutional	(4,330,686)	(4,879,747)	(2,284,051)	(4,921,501)
Service	—	—	(291,661)	(527,987)
Investor A	(2,344,061)	(3,379,408)	(763,753)	(1,325,246)
Investor A1	(3,313,268)	(7,805,285)	(701,610)	(1,459,741)
Investor B	(98,340)	(371,660)	(3,369)	(8,912)
Investor B1	—	—	(31,605)	(111,668)
Investor C	(978,391)	(1,496,358)	(364,445)	(630,336)
Investor C1	(368,340)	(948,319)	(183,327)	(437,575)

Decrease in net assets resulting from dividends to shareholders	(11,433,086)	(18,880,777)	(4,623,821)	(9,422,966)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	183,458,774	141,955,600	11,466,371	(994,137)

Net Assets
Total increase in net assets	216,833,490	189,787,447	20,717,518	22,289,392
Beginning of period	570,169,129	380,381,682	244,492,810	222,203,418

End of period	$787,002,619	$570,169,129	$265,210,328	$244,492,810

Undistributed net investment income	$574,647	$649,932	$1,130,446	$1,104,631

[1]	Dividends are determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

38	SEMI-ANNUAL REPORT	NOVEMBER 30, 2012

Statements of Changes in Net Assets

	BlackRock Pennsylvania Municipal Bond Fund		BlackRock Intermediate Municipal Fund
Increase (Decrease) in Net Assets:	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012

Operations
Net investment income	$10,707,445	$21,839,964	$9,256,568	$13,766,359
Net realized gain (loss)	1,004,332	(2,023,683)	2,207,479	887,281
Net change in unrealized appreciation/depreciation	17,495,968	44,285,299	24,001,910	29,607,001

Net increase in net assets resulting from operations	29,207,745	64,101,580	35,465,957	44,260,641

Dividends to Shareholders From[1]
Net investment income:
Institutional	(8,565,497)	(17,835,422)	(4,935,154)	(7,229,410)
Service	(104,739)	(124,667)	—	—
Investor A	(969,441)	(1,629,435)	(2,528,214)	(3,321,119)
Investor A1	(480,430)	(992,219)	(728,095)	(1,577,404)
Investor B	(2,429)	(7,190)	(20,108)	(62,904)
Investor B1	(25,791)	(108,215)	—	—
Investor C	(442,837)	(678,277)	(1,101,188)	(1,431,034)
Investor C1	(146,288)	(317,009)	—	—

Decrease in net assets resulting from dividends to shareholders	(10,737,452)	(21,692,434)	(9,312,759)	(13,621,871)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	12,029,597	(8,795,629)	179,052,536	179,762,522

Net Assets
Total increase in net assets	30,499,890	33,613,517	205,205,734	210,401,292
Beginning of period	506,569,068	472,955,551	526,212,800	315,811,508

End of period	$537,068,958	$506,569,068	$731,418,534	$526,212,800

Undistributed net investment income	$1,098,028	$1,128,035	$247,866	$304,057

[1]	Dividends are determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2012	39

Statement of Cash Flows

Six Months Ended November 30, 2012 (Unaudited)	BlackRock Pennsylvania Municipal Bond Fund

Cash Used for Operating Activities
Net increase in net assets resulting from operations	$29,207,745
Adjustments to reconcile net increase in net assets resulting from operations to net cash used for operating activities:
Increase in interest receivable	(348,550)
Decrease in cash pledged as collateral for financial futures contracts	396,000
Increase in prepaid expenses	(1,690)
Decrease in variation margin payable	(88,683)
Increase in investment advisory fees payable	34,014
Increase in interest expense and fees payable	8,472
Increase in other affiliates payable	2,732
Increase in other accrued expenses payable	20,647
Decrease in Officer’s and Trustees’ fees payable	(766)
Increase in service and distribution fees payable	6,000
Net realized and unrealized gain on investments	(18,820,582)
Amortization of premium and accretion of discount on investments	581,269
Proceeds from sales of long-term investments	35,803,452
Purchases of long-term investments	(54,462,850)
Net proceeds from sales of short-term securities	82,985

Cash used for operating activities	(7,579,805)

Cash Provided by Financing Activities
Cash proceeds from shares sold	41,793,692
Cash payments on shares redeemed	(31,972,039)
Cash receipts from TOB trust certificates	6,230,000
Cash payments for TOB trust certificates	(110,000)
Cash dividends paid to shareholders	(8,361,848)

Cash provided by financing activities	7,579,805

Cash
Net increase (decrease) in cash	—
Cash at beginning of period	—

Cash at end of period	—

Cash Flow Information
Cash paid during the year for interest and fees	$285,058

Non-Cash Financing Activities
Capital shares issued in reinvestment of dividends paid to Shareholders	$2,477,567

See Notes to Financial Statements.

40	SEMI-ANNUAL REPORT	NOVEMBER 30, 2012

Financial Highlights	BlackRock California Municipal Bond Fund

	Institutional
	Six Months Ended November 30, 2012 (Unaudited)		Year Ended May 31,				Period September 1, 2007 to May 31, 2008		Year Ended August 31, 2007
			2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$12.48		$11.20	$11.54	$11.02	$11.22	$11.26		$11.52

Net investment income[1]	0.23		0.53	0.55	0.53	0.47	0.36		0.48
Net realized and unrealized gain (loss)	0.62		1.28	(0.34)	0.52	(0.20)	(0.05)		(0.25)

Net increase from investment operations	0.85		1.81	0.21	1.05	0.27	0.31		0.23

Dividends and distributions from:[2]
Net investment income	(0.24)		(0.53)	(0.55)	(0.53)	(0.47)	(0.35)		(0.49)
Net realized gain	—		—	—	—	(0.00)[3]	—		(0.00)[3]

Total dividends and distributions	(0.24)		(0.53)	(0.55)	(0.53)	(0.47)	(0.35)		(0.49)

Net asset value, end of period	$13.09		$12.48	$11.20	$11.54	$11.02	$11.22		$11.26

Total Investment Return[4]
Based on net asset value	6.83%	[5]	16.55%	1.89%	9.72%	2.63%	2.84%	[5]	1.99%

Ratios to Average Net Assets
Total expenses	0.71%	[7]	0.78%	0.83%	0.79%	0.82%	0.87%	[7]	0.93%

Total expenses after fees waived	0.70%	[7]	0.78%	0.83%	0.78%	0.81%	0.87%	[7]	0.93%

Total expenses after fees waived and excluding interest expense and fees[6]	0.62%	[7]	0.68%	0.70%	0.73%	0.74%	0.74%	[7]	0.71%

Net investment income	3.63%	[7]	4.44%	4.90%	4.67%	4.36%	4.22%	[7]	4.11%

Supplemental Data
Net assets, end of period (000)	$318,877		$174,726	$87,977	$59,097	$39,135	$44,782		$46,481

Portfolio turnover	22%		42%	41%	53%	54%	31%		43%

[1]	Based on average shares outstanding.

[2]	Dividends and distributions are determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.01) per share.

[4]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[7]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2012	41

Financial Highlights (continued)	BlackRock California Municipal Bond Fund

	Investor A
	Six Months Ended November 30, 2012 (Unaudited)		Year Ended May 31,				Period September 1, 2007 to May 31, 2008		Period October 2, 2006[1] to August 31, 2007
			2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$12.47		$11.19	$11.53	$11.01	$11.21	$11.25		$11.55

Net investment income[2]	0.21		0.49	0.53	0.50	0.45	0.33		0.37
Net realized and unrealized gain (loss)	0.62		1.29	(0.35)	0.53	(0.21)	(0.04)		(0.25)

Net increase from investment operations	0.83		1.78	0.18	1.03	0.24	0.29		0.12

Dividends and distributions from:[3]
Net investment income	(0.22)		(0.50)	(0.52)	(0.51)	(0.44)	(0.33)		(0.42)
Net realized gain	—		—	—	—	(0.00)[4]	—		(0.00)[4]

Total dividends and distributions	(0.22)		(0.50)	(0.52)	(0.51)	(0.44)	(0.33)		(0.42)

Net asset value, end of period	$13.08		$12.47	$11.19	$11.53	$11.01	$11.21		$11.25

Total Investment Return[5]
Based on net asset value	6.70%	[6]	16.29%	1.65%	9.47%	2.40%	2.65%	[6]	1.05%	[6]

Ratios to Average Net Assets
Total expenses	0.96%	[8]	1.01%	1.07%	1.02%	1.05%	1.13%	[8]	1.19%	[8]

Total expenses after fees waived	0.95%	[8]	1.01%	1.07%	1.02%	1.04%	1.12%	[8]	1.18%	[8]

Total expenses after fees waived and excluding interest expense and fees[7]	0.87%	[8]	0.91%	0.94%	0.97%	0.97%	0.99%	[8]	0.96%	[8]

Net investment income	3.40%	[8]	4.19%	4.66%	4.43%	4.17%	3.95%	[8]	3.89%	[8]

Supplemental Data
Net assets, end of period (000)	$162,364		$117,051	$56,575	$48,331	$25,874	$20,306		$12,452

Portfolio turnover	22%		42%	41%	53%	54%	31%		43%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.01) per share.

[5]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[6]	Aggregate total investment return.

[7]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[8]	Annualized.

See Notes to Financial Statements.

42	SEMI-ANNUAL REPORT	NOVEMBER 30, 2012

Financial Highlights (continued)	BlackRock California Municipal Bond Fund

	Investor A1
	Six Months Ended November 30, 2012 (Unaudited)		Year Ended May 31,				Period September 1, 2007 to May 31, 2008		Year Ended August 31, 2007
			2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$12.48		$11.20	$11.54	$11.02	$11.22	$11.26		$11.52

Net investment income[1]	0.23		0.52	0.54	0.52	0.46	0.35		0.47
Net realized and unrealized gain (loss)	0.61		1.28	(0.34)	0.52	(0.20)	(0.05)		(0.25)

Net increase from investment operations	0.84		1.80	0.20	1.04	0.26	0.30		0.22

Dividends and distributions from:[2]
Net investment income	(0.23)		(0.52)	(0.54)	(0.52)	(0.46)	(0.34)		(0.48)
Net realized gain	—		—	—	—	(0.00)[3]	—		(0.00)[3]

Total dividends and distributions	(0.23)		(0.52)	(0.54)	(0.52)	(0.46)	(0.34)		(0.48)

Net asset value, end of period	$13.09		$12.48	$11.20	$11.54	$11.02	$11.22		$11.26

Total Investment Return[4]
Based on net asset value	6.77%	[5]	16.45%	1.82%	9.63%	2.56%	2.78%	[5]	1.90%

Ratios to Average Net Assets
Total expenses	0.82%	[7]	0.87%	0.91%	0.87%	0.89%	0.95%	[7]	1.02%

Total expenses after fees waived	0.81%	[7]	0.86%	0.91%	0.86%	0.88%	0.94%	[7]	1.02%

Total expenses after fees waived and excluding interest expense and fees[6]	0.74%	[7]	0.77%	0.78%	0.81%	0.81%	0.82%	[7]	0.80%

Net investment income	3.56%	[7]	4.42%	4.81%	4.57%	4.30%	4.14%	[7]	4.02%

Supplemental Data
Net assets, end of period (000)	$189,082		$183,008	$169,576	$187,784	$190,693	$220,470		$239,346

Portfolio turnover	22%		42%	41%	53%	54%	31%		43%

[1]	Based on average shares outstanding.

[2]	Dividends and distributions are determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.01) per share.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[7]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2012	43

Financial Highlights (continued)	BlackRock California Municipal Bond Fund

	Investor B
	Six Months Ended November 30, 2012 (Unaudited)		Year Ended May 31,				Period September 1, 2007 to May 31, 2008		Year Ended August 31, 2007
			2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$12.49		$11.21	$11.55	$11.03	$11.23	$11.26		$11.53

Net investment income[1]	0.20		0.45	0.50	0.47	0.42	0.31		0.42
Net realized and unrealized gain (loss)	0.61		1.30	(0.35)	0.53	(0.20)	(0.03)		(0.26)

Net increase from investment operations	0.81		1.75	0.15	1.00	0.22	0.28		0.16

Dividends and distributions from:[2]
Net investment income	(0.20)		(0.47)	(0.49)	(0.48)	(0.42)	(0.31)		(0.43)
Net realized gain	—		—	—	—	(0.00)[3]	—		(0.00)[3]

Total dividends and distributions	(0.20)		(0.47)	(0.49)	(0.48)	(0.42)	(0.31)		(0.43)

Net asset value, end of period	$13.10		$12.49	$11.21	$11.55	$11.03	$11.23		$11.26

Total Investment Return[4]
Based on net asset value	6.53%	[5]	15.94%	1.39%	9.17%	2.13%	2.55%	[5]	1.39%

Ratios to Average Net Assets
Total expenses	1.28%	[7]	1.31%	1.34%	1.29%	1.31%	1.36%	[7]	1.43%

Total expenses after fees waived	1.26%	[7]	1.30%	1.33%	1.28%	1.30%	1.36%	[7]	1.43%

Total expenses after fees waived and excluding interest expense and fees[6]	1.19%	[7]	1.21%	1.20%	1.23%	1.23%	1.23%	[7]	1.21%

Net investment income	3.12%	[7]	3.83%	4.37%	4.14%	3.86%	3.73%	[7]	3.61%

Supplemental Data
Net assets, end of period (000)	$5,612		$7,382	$11,626	$19,989	$24,705	$37,540		$47,753

Portfolio turnover	22%		42%	41%	53%	54%	31%		43%

[1]	Based on average shares outstanding.

[2]	Dividends and distributions are determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.01) per share.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[7]	Annualized.

See Notes to Financial Statements.

44	SEMI-ANNUAL REPORT	NOVEMBER 30, 2012

Financial Highlights (continued)	BlackRock California Municipal Bond Fund

	Investor C
	Six Months Ended November 30, 2012 (Unaudited)		Year Ended May 31,				Period September 1, 2007 to May 31, 2008		Period October 2, 2006[1] to August 31, 2007
			2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$12.48		$11.20	$11.54	$11.02	$11.22	$11.26		$11.55

Net investment income[2]	0.17		0.41	0.44	0.42	0.36	0.27		0.30
Net realized and unrealized gain (loss)	0.62		1.29	(0.34)	0.52	(0.20)	(0.04)		(0.25)

Net increase from investment operations	0.79		1.70	0.10	0.94	0.16	0.23		0.05

Dividends and distributions from:[3]
Net investment income	(0.18)		(0.42)	(0.44)	(0.42)	(0.36)	(0.27)		(0.34)
Net realized gain	—		—	—	—	(0.00)[4]	—		(0.00)[4]

Total dividends and distributions	(0.18)		(0.42)	(0.44)	(0.42)	(0.36)	(0.27)		(0.34)

Net asset value, end of period	$13.09		$12.48	$11.20	$11.54	$11.02	$11.22		$11.26

Total Investment Return[5]
Based on net asset value	6.30%	[6]	15.42%	0.91%	8.65%	1.64%	2.08%	[6]	0.44%	[6]

Ratios to Average Net Assets
Total expenses	1.71%	[8]	1.76%	1.81%	1.77%	1.80%	1.86%	[8]	1.95%	[8]

Total expenses after fees waived	1.70%	[8]	1.76%	1.81%	1.77%	1.79%	1.85%	[8]	1.94%	[8]

Total expenses after fees waived and excluding interest expense and fees[7]	1.63%	[8]	1.66%	1.68%	1.72%	1.72%	1.72%	[8]	1.72%	[8]

Net investment income	2.65%	[8]	3.45%	3.91%	3.68%	3.41%	3.22%	[8]	3.13%	[8]

Supplemental Data
Net assets, end of period (000)	$86,990		$63,515	$30,434	$29,583	$13,588	$9,425		$5,448

Portfolio turnover	22%		42%	41%	53%	54%	31%		43%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.01) per share.

[5]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[6]	Aggregate total investment return.

[7]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[8]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2012	45

Financial Highlights (concluded)	BlackRock California Municipal Bond Fund

	Investor C1
	Six Months Ended November 30, 2012 (Unaudited)		Year Ended May 31,				Period September 1, 2007 to May 31, 2008		Year Ended August 31, 2007
			2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$12.48		$11.20	$11.54	$11.02	$11.22	$11.26		$11.52

Net investment income[1]	0.19		0.46	0.49	0.46	0.41	0.31		0.41
Net realized and unrealized gain (loss)	0.62		1.28	(0.35)	0.53	(0.20)	(0.05)		(0.25)

Net increase from investment operations	0.81		1.74	0.14	0.99	0.21	0.26		0.16

Dividends and distributions from:[2]
Net investment income	(0.20)		(0.46)	(0.48)	(0.47)	(0.41)	(0.30)		(0.42)
Net realized gain	—		—	—	—	(0.00)[3]	—		(0.00)[3]

Total dividends and distributions	(0.20)		(0.46)	(0.48)	(0.47)	(0.41)	(0.30)		(0.42)

Net asset value, end of period	$13.09		$12.48	$11.20	$11.54	$11.02	$11.22		$11.26

Total Investment Return[4]
Based on net asset value	6.51%	[5]	15.87%	1.31%	9.09%	2.04%	2.39%	[5]	1.39%

Ratios to Average Net Assets
Total expenses	1.32%	[7]	1.37%	1.41%	1.37%	1.40%	1.45%	[7]	1.52%

Total expenses after fees waived	1.31%	[7]	1.37%	1.40%	1.36%	1.38%	1.44%	[7]	1.52%

Total expenses after fees waived and excluding interest expense and fees[6]	1.24%	[7]	1.27%	1.28%	1.31%	1.32%	1.31%	[7]	1.30%

Net investment income	3.05%	[7]	3.93%	4.29%	4.07%	3.79%	3.64%	[7]	3.52%

Supplemental Data
Net assets, end of period (000)	$24,076		$24,486	$24,195	$28,506	$30,007	$36,280		$39,223

Portfolio turnover	22%		42%	41%	53%	54%	31%		43%

[1]	Based on average shares outstanding.

[2]	Dividends and distributions are determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.01) per share.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[7]	Annualized.

See Notes to Financial Statements.

46	SEMI-ANNUAL REPORT	NOVEMBER 30, 2012

Financial Highlights	BlackRock New Jersey Municipal Bond Fund

	Institutional
	Six Months Ended November 30, 2012 (Unaudited)		Year Ended May 31,				Period August 1, 2007 to May 31, 2008		Year Ended July 31, 2007
			2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$11.26		$10.18	$10.45	$9.85	$10.30	$10.58		$10.64

Net investment income[1]	0.22		0.45	0.48	0.47	0.46	0.39		0.51
Net realized and unrealized gain (loss)	0.41		1.09	(0.27)	0.58	(0.45)	(0.28)		(0.11)

Net increase from investment operations	0.63		1.54	0.21	1.05	0.01	0.11		0.40

Dividends from net investment income[2]	(0.22)		(0.46)	(0.48)	(0.45)	(0.46)	(0.39)		(0.46)

Net asset value, end of period	$11.67		$11.26	$10.18	$10.45	$9.85	$10.30		$10.58

Total Investment Return[3]
Based on net asset value	5.60%	[4]	15.41%	2.10%	10.91%	0.27%	1.08%	[4]	3.80%

Ratios to Average Net Assets
Total expenses	0.82%	[6]	0.82%	0.83%	0.82%	0.71%	0.86%	[6]	1.04%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.79%	[6]	0.68%	0.62%	0.77%	0.70%	0.84%	[6]	0.95%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees[5]	0.78%	[6]	0.68%	0.62%	0.77%	0.69%	0.66%	[6]	0.61%

Net investment income	3.78%	[6]	4.19%	4.72%	4.57%	4.78%	4.50%	[6]	4.60%

Supplemental Data
Net assets, end of period (000)	$124,651		$119,558	$114,377	$158,244	$156,814	$179,560		$173,234

Portfolio turnover	5%		18%	14%	18%	17%	11%		15%

[1]	Based on average shares outstanding.

[2]	Dividends are determined in accordance with federal income tax regulations.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[6]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2012	47

Financial Highlights (continued)	BlackRock New Jersey Municipal Bond Fund

	Service
	Six Months Ended November 30, 2012 (Unaudited)		Year Ended May 31,				Period August 1, 2007 to May 31, 2008		Period October 2, 2006[1] to July 31, 2007
			2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$11.26		$10.17	$10.45	$9.85	$10.30	$10.58		$10.84

Net investment income[2]	0.21		0.43	0.46	0.46	0.45	0.38		0.37
Net realized and unrealized gain (loss)	0.41		1.10	(0.28)	0.58	(0.46)	(0.28)		(0.26)

Net increase (decrease) from investment operations	0.62		1.53	0.18	1.04	(0.01)	0.10		0.11

Dividends from net investment income[3]	(0.21)		(0.44)	(0.46)	(0.44)	(0.44)	(0.38)		(0.37)

Net asset value, end of period	$11.67		$11.26	$10.17	$10.45	$9.85	$10.30		$10.58

Total Investment Return[4]
Based on net asset value	5.56%	[5]	15.31%	1.76%	10.80%	0.10%	0.92%	[5]	0.96%	[5]

Ratios to Average Net Assets
Total expenses	1.01%	[7]	1.02%	1.01%	1.03%	1.03%	1.17%	[7]	1.37%	[7]

Total expenses after fees waived and/or reimbursed and paid indirectly	0.88%	[7]	0.88%	0.86%	0.87%	0.87%	1.03%	[7]	1.19%	[7]

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees[6]	0.87%	[7]	0.87%	0.86%	0.87%	0.85%	0.85%	[7]	0.85%	[7]

Net investment income	3.69%	[7]	4.00%	4.50%	4.47%	4.62%	4.32%	[7]	4.36%	[7]

Supplemental Data
Net assets, end of period (000)	$17,504		$14,375	$12,804	$10,521	$10,178	$11,569		$12,849

Portfolio turnover	5%		18%	14%	18%	17%	11%		15%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Dividends are determined in accordance with federal income tax regulations.

[4]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[7]	Annualized.

See Notes to Financial Statements.

48	SEMI-ANNUAL REPORT	NOVEMBER 30, 2012

Financial Highlights (continued)	BlackRock New Jersey Municipal Bond Fund

	Investor A
	Six Months Ended November 30, 2012 (Unaudited)		Year Ended May 31,				Period August 1, 2007 to May 31, 2008		Period October 2, 2006[1] to July 31, 2007
			2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$11.27		$10.19	$10.46	$9.86	$10.31	$10.59		$10.85

Net investment income[2]	0.21		0.43	0.46	0.46	0.45	0.37		0.36
Net realized and unrealized gain (loss)	0.41		1.09	(0.27)	0.58	(0.46)	(0.27)		(0.25)

Net increase (decrease) from investment operations	0.62		1.52	0.19	1.04	(0.01)	0.10		0.11

Dividends from net investment income[3]	(0.21)		(0.44)	(0.46)	(0.44)	(0.44)	(0.38)		(0.37)

Net asset value, end of period	$11.68		$11.27	$10.19	$10.46	$9.86	$10.31		$10.59

Total Investment Return[4]
Based on net asset value	5.55%	[5]	15.18%	1.86%	10.79%	0.11%	0.93%	[5]	0.97%	[5]

Ratios to Average Net Assets
Total expenses	0.95%	[7]	0.95%	0.96%	0.97%	1.01%	1.13%	[7]	1.32%	[7]

Total expenses after fees waived and/or reimbursed and paid indirectly	0.88%	[7]	0.88%	0.87%	0.87%	0.87%	1.02%	[7]	1.19%	[7]

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees[6]	0.87%	[7]	0.87%	0.87%	0.87%	0.85%	0.84%	[7]	0.85%	[7]

Net investment income	3.69%	[7]	3.98%	4.48%	4.46%	4.62%	4.32%	[7]	4.37%	[7]

Supplemental Data
Net assets, end of period (000)	$44,026		$37,824	$27,441	$27,210	$21,227	$21,564		$15,693

Portfolio turnover	5%		18%	14%	18%	17%	11%		15%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Dividends are determined in accordance with federal income tax regulations.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[7]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2012	49

Financial Highlights (continued)	BlackRock New Jersey Municipal Bond Fund

	Investor A1
	Six Months Ended November 30, 2012 (Unaudited)		Year Ended May 31,				Period August 1, 2007 to May 31, 2008		Year Ended July 31, 2007
			2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$11.27		$10.19	$10.46	$9.86	$10.31	$10.59		$10.66

Net investment income[1]	0.22		0.44	0.48	0.47	0.46	0.39		0.48
Net realized and unrealized gain (loss)	0.41		1.09	(0.28)	0.59	(0.45)	(0.28)		(0.10)

Net increase from investment operations	0.63		1.53	0.20	1.06	0.01	0.11		0.38

Dividends from net investment income[2]	(0.22)		(0.45)	(0.47)	(0.46)	(0.46)	(0.39)		(0.45)

Net asset value, end of period	$11.68		$11.27	$10.19	$10.46	$9.86	$10.31		$10.59

Total Investment Return[3]
Based on net asset value	5.63%	[4]	15.35%	2.02%	10.96%	0.26%	1.05%	[4]	3.60%

Ratios to Average Net Assets
Total expenses	0.81%	[6]	0.82%	0.81%	0.83%	0.86%	1.01%	[6]	1.19%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.73%	[6]	0.73%	0.71%	0.72%	0.72%	0.88%	[6]	1.08%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees[5]	0.72%	[6]	0.72%	0.71%	0.72%	0.70%	0.70%	[6]	0.74%

Net investment income	3.84%	[6]	4.14%	4.64%	4.62%	4.77%	4.47%	[6]	4.46%

Supplemental Data
Net assets, end of period (000)	$37,374		$36,387	$33,063	$36,704	$36,008	$38,082		$39,546

Portfolio turnover	5%		18%	14%	18%	17%	11%		15%

[1]	Based on average shares outstanding.

[2]	Dividends are determined in accordance with federal income tax regulations.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[6]	Annualized.

See Notes to Financial Statements.

50	SEMI-ANNUAL REPORT	NOVEMBER 30, 2012

Financial Highlights (continued)	BlackRock New Jersey Municipal Bond Fund

	Investor B
	Six Months Ended November 30, 2012 (Unaudited)		Year Ended May 31,				Period August 1, 2007 to May 31, 2008		Period October 2, 2006[1] to July 31, 2007
			2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$11.26		$10.17	$10.45	$9.85	$10.30	$10.58		$10.84

Net investment income[2]	0.17		0.34	0.38	0.38	0.37	0.31		0.31
Net realized and unrealized gain (loss)	0.41		1.10	(0.28)	0.59	(0.45)	(0.28)		(0.27)

Net increase (decrease) from investment operations	0.58		1.44	0.10	0.97	(0.08)	0.03		0.04

Dividends from net investment income[3]	(0.17)		(0.35)	(0.38)	(0.37)	(0.37)	(0.31)		(0.30)

Net asset value, end of period	$11.67		$11.26	$10.17	$10.45	$9.85	$10.30		$10.58

Total Investment Return[4]
Based on net asset value	5.16%	[5]	14.44%	0.99%	9.96%	(0.64)%	0.31%	[5]	0.34%	[5]

Ratios to Average Net Assets
Total expenses	1.68%	[7]	1.98%	1.79%	1.76%	1.77%	1.89%	[7]	2.09%	[7]

Total expenses after fees waived and/or reimbursed and paid indirectly	1.63%	[7]	1.64%	1.60%	1.64%	1.62%	1.75%	[7]	1.94%	[7]

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees[6]	1.62%	[7]	1.63%	1.60%	1.63%	1.60%	1.57%	[7]	1.60%	[7]

Net investment income	2.94%	[7]	3.28%	3.68%	3.73%	3.85%	3.59%	[7]	3.61%	[7]

Supplemental Data
Net assets, end of period (000)	$223		$244	$396	$2,028	$4,159	$6,869		$8,622

Portfolio turnover	5%		18%	14%	18%	17%	11%		15%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Dividends are determined in accordance with federal income tax regulations.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[7]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2012	51

Financial Highlights (continued)	BlackRock New Jersey Municipal Bond Fund

	Investor B1
	Six Months Ended November 30, 2012 (Unaudited)		Year Ended May 31,				Period August 1, 2007 to May 31, 2008		Year Ended July 31, 2007
			2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$11.26		$10.18	$10.45	$9.85	$10.30	$10.58		$10.65

Net investment income[1]	0.20		0.40	0.44	0.43	0.42	0.36		0.44
Net realized and unrealized gain (loss)	0.41		1.09	(0.28)	0.59	(0.45)	(0.29)		(0.10)

Net increase (decrease) from investment operations	0.61		1.49	0.16	1.02	(0.03)	0.07		0.34

Dividends from net investment income[2]	(0.20)		(0.41)	(0.43)	(0.42)	(0.42)	(0.35)		(0.41)

Net asset value, end of period	$11.67		$11.26	$10.18	$10.45	$9.85	$10.30		$10.58

Total Investment Return[3]
Based on net asset value	5.42%	[4]	14.90%	1.61%	10.52%	(0.14)%	0.71%	[4]	3.19%

Ratios to Average Net Assets
Total expenses	1.29%	[6]	1.26%	1.24%	1.25%	1.27%	1.41%	[6]	1.60%

Total expenses after fees waived and/or reimbursed and paid indirectly	1.14%	[6]	1.14%	1.10%	1.13%	1.12%	1.28%	[6]	1.48%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees[5]	1.13%	[6]	1.13%	1.10%	1.13%	1.10%	1.10%	[6]	1.14%

Net investment income	3.44%	[6]	3.76%	4.22%	4.22%	4.36%	4.07%	[6]	4.05%

Supplemental Data
Net assets, end of period (000)	$1,615		$2,242	$3,537	$5,865	$7,447	$12,386		$15,723

Portfolio turnover	5%		18%	14%	18%	17%	11%		15%

[1]	Based on average shares outstanding.

[2]	Dividends are determined in accordance with federal income tax regulations.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[6]	Annualized.

See Notes to Financial Statements.

52	SEMI-ANNUAL REPORT	NOVEMBER 30, 2012

Financial Highlights (continued)	BlackRock New Jersey Municipal Bond Fund

	Investor C
	Six Months Ended November 30, 2012 (Unaudited)		Year Ended May 31,				Period August 1, 2007 to May 31, 2008		Period October 2, 2006[1] to July 31, 2007
			2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$11.25		$10.17	$10.45	$9.84	$10.30	$10.57		$10.84

Net investment income[2]	0.17		0.34	0.38	0.38	0.37	0.31		0.30
Net realized and unrealized gain (loss)	0.42		1.09	(0.28)	0.60	(0.46)	(0.27)		(0.27)

Net increase (decrease) from investment operations	0.59		1.43	0.10	0.98	(0.09)	0.04		0.03

Dividends from net investment income[3]	(0.17)		(0.35)	(0.38)	(0.37)	(0.37)	(0.31)		(0.30)

Net asset value, end of period	$11.67		$11.25	$10.17	$10.45	$9.84	$10.30		$10.57

Total Investment Return[4]
Based on net asset value	5.24%	[5]	14.33%	0.98%	10.07%	(0.74)%	0.40%	[5]	0.25%	[5]

Ratios to Average Net Assets
Total expenses	1.70%	[7]	1.71%	1.71%	1.73%	1.75%	1.89%	[7]	2.09%	[7]

Total expenses after fees waived and/or reimbursed and paid indirectly	1.65%	[7]	1.65%	1.64%	1.64%	1.62%	1.76%	[7]	1.94%	[7]

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees[6]	1.64%	[7]	1.64%	1.64%	1.64%	1.60%	1.58%	[7]	1.60%	[7]

Net investment income	2.92%	[7]	3.22%	3.71%	3.69%	3.89%	3.57%	[7]	3.63%	[7]

Supplemental Data
Net assets, end of period (000)	$28,624		$22,635	$17,639	$18,802	$14,969	$10,480		$7,253

Portfolio turnover	5%		18%	14%	18%	17%	11%		15%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Dividends are determined in accordance with federal income tax regulations.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[7]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2012	53

Financial Highlights (concluded)	BlackRock New Jersey Municipal Bond Fund

	Investor C1
	Six Months Ended November 30, 2012 (Unaudited)		Year Ended May 31,				Period August 1, 2007 to May 31, 2008		Year Ended July 31, 2007
			2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$11.26		$10.17	$10.45	$9.85	$10.30	$10.58		$10.64

Net investment income[1]	0.19		0.39	0.42	0.42	0.41	0.35		0.43
Net realized and unrealized gain (loss)	0.41		1.10	(0.28)	0.59	(0.45)	(0.28)		(0.09)

Net increase (decrease) from investment operations	0.60		1.49	0.14	1.01	(0.04)	0.07		0.34

Dividends from net investment income[2]	(0.19)		(0.40)	(0.42)	(0.41)	(0.41)	(0.35)		(0.40)

Net asset value, end of period	$11.67		$11.26	$10.17	$10.45	$9.85	$10.30		$10.58

Total Investment Return[3]
Based on net asset value	5.37%	[4]	14.89%	1.40%	10.41%	(0.24)%	0.63%	[4]	3.18%

Ratios to Average Net Assets
Total expenses	1.31%	[6]	1.31%	1.30%	1.32%	1.34%	1.49%	[6]	1.68%

Total expenses after fees waived and/or reimbursed and paid indirectly	1.24%	[6]	1.24%	1.22%	1.23%	1.22%	1.37%	[6]	1.58%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees[5]	1.23%	[6]	1.23%	1.22%	1.23%	1.20%	1.20%	[6]	1.24%

Net investment income	3.33%	[6]	3.65%	4.14%	4.11%	4.27%	3.97%	[6]	3.95%

Supplemental Data
Net assets, end of period (000)	$11,192		$11,228	$12,948	$14,942	$14,821	$16,232		$18,648

Portfolio turnover	5%		18%	14%	18%	17%	11%		15%

[1]	Based on average shares outstanding.

[2]	Dividends are determined in accordance with federal income tax regulations.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[6]	Annualized.

See Notes to Financial Statements.

54	SEMI-ANNUAL REPORT	NOVEMBER 30, 2012

Financial Highlights	BlackRock Pennsylvania Municipal Bond Fund

	Institutional
	Six Months Ended November 30, 2012 (Unaudited)		Year Ended May 31,				Period August 1, 2007 to May 31, 2008		Year Ended July 31, 2007
			2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$11.60		$10.62	$10.93	$10.34	$10.79	$11.13		$11.18

Net investment income[1]	0.25		0.51	0.52	0.49	0.48	0.44		0.52
Net realized and unrealized gain (loss)	0.42		0.98	(0.31)	0.59	(0.44)	(0.31)		(0.08)

Net increase from investment operations	0.67		1.49	0.21	1.08	0.04	0.13		0.44

Dividends and distributions from:[2]
Net investment income	(0.25)		(0.51)	(0.52)	(0.49)	(0.49)	(0.44)		(0.49)
Net Realized gain	—		—	—	—	—	(0.03)		—

Total dividends and distributions	(0.25)		(0.51)	(0.52)	(0.49)	(0.49)	(0.47)		(0.49)

Net asset value, end of period	$12.02		$11.60	$10.62	$10.93	$10.34	$10.79		$11.13

Total Investment Return[3]
Based on net asset value	5.83%	[4]	14.29%	1.99%	10.61%	0.52%	1.18%	[4]	4.01%

Ratios to Average Net Assets
Total expenses	0.92%	[6]	0.91%	0.91%	0.86%	0.68%	0.92%	[6]	1.09%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.82%	[6]	0.78%	0.71%	0.74%	0.66%	0.90%	[6]	1.05%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees[5]	0.71%	[6]	0.67%	0.62%	0.70%	0.63%	0.60%	[6]	0.60%

Net investment income	4.22%	[6]	4.58%	4.86%	4.55%	4.77%	4.84%	[6]	4.51%

Supplemental Data
Net assets applicable, end of period (000)	$413,827		$403,032	$387,251	$445,217	$416,433	$484,861		$486,395

Portfolio turnover	7%		24%	25%	26%	20%	44%		46%

[1]	Based on average shares outstanding.

[2]	Dividends and distributions are determined in accordance with federal income tax regulations.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[6]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2012	55

Financial Highlights (continued)	BlackRock Pennsylvania Municipal Bond Fund

	Service
	Six Months Ended November 30, 2012 (Unaudited)		Year Ended May 31,				Period August 1, 2007 to May 31, 2008		Period October 2, 2006[1] to July 31, 2007
			2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$11.60		$10.62	$10.93	$10.34	$10.80	$11.13		$11.35

Net investment income[2]	0.24		0.48	0.49	0.46	0.45	0.42		0.38
Net realized and unrealized gain (loss)	0.42		0.98	(0.30)	0.60	(0.45)	(0.30)		(0.21)

Net increase from investment operations	0.66		1.46	0.19	1.06	—	0.12		0.17

Dividends and distributions from:[3]
Net investment income	(0.24)		(0.48)	(0.50)	(0.47)	(0.46)	(0.42)		(0.39)
Net realized gain	—		—	—	—	—	(0.03)		—

Total dividends and distributions	(0.24)		(0.48)	(0.50)	(0.47)	(0.46)	(0.45)		(0.39)

Net asset value, end of period	$12.02		$11.60	$10.62	$10.93	$10.34	$10.80		$11.13

Total Investment Return[4]
Based on net asset value	5.73%	[5]	14.05%	1.81%	10.41%	0.21%	1.09%	[5]	1.48%	[5]

Ratios to Average Net Assets
Total expenses	1.06%	[7]	1.10%	1.08%	1.07%	0.95%	1.17%	[7]	1.37%	[7]

Total expenses after fees waived and/or reimbursed and paid indirectly	1.00%	[7]	0.99%	0.91%	0.92%	0.88%	1.12%	[7]	1.29%	[7]

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees[6]	0.89%	[7]	0.89%	0.82%	0.88%	0.85%	0.82%	[7]	0.84%	[7]

Net investment income	4.02%	[7]	4.34%	4.71%	4.38%	4.56%	4.57%	[7]	4.27%	[7]

Supplemental Data
Net assets, end of period (000)	$6,640		$3,912	$2,648	$1,302	$1,486	$2,435		$3,316

Portfolio turnover	7%		24%	25%	26%	20%	44%		46%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[7]	Annualized.

See Notes to Financial Statements.

56	SEMI-ANNUAL REPORT	NOVEMBER 30, 2012

Financial Highlights (continued)	BlackRock Pennsylvania Municipal Bond Fund

	Investor A
	Six Months Ended November 30, 2012 (Unaudited)		Year Ended May 31,				Period August 1, 2007 to May 31, 2008		Period October 2, 2006[1] to July 31, 2007
			2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$11.61		$10.63	$10.94	$10.35	$10.81	$11.14		$11.36

Net investment income[2]	0.24		0.49	0.49	0.47	0.46	0.42		0.38
Net realized and unrealized gain (loss)	0.42		0.97	(0.31)	0.59	(0.46)	(0.30)		(0.21)

Net increase from investment operations	0.66		1.46	0.18	1.06	—	0.12		0.17

Dividends and distributions from:[3]
Net investment income	(0.24)		(0.48)	(0.49)	(0.47)	(0.46)	(0.42)		(0.39)
Net realized gain	—		—	—	—	—	(0.03)		—

Total dividends and distributions	(0.24)		(0.48)	(0.49)	(0.47)	(0.46)	(0.45)		(0.39)

Net asset value, end of period	$12.03		$11.61	$10.63	$10.94	$10.35	$10.81		$11.14

Total Investment Return[4]
Based on net asset value	5.73%	[5]	14.04%	1.76%	10.40%	0.21%	1.07%	[5]	1.49%	[5]

Ratios to Average Net Assets
Total expenses	1.03%	[7]	1.03%	1.02%	0.98%	0.98%	1.21%	[7]	1.39%	[7]

Total expenses after fees waived and/or reimbursed and paid indirectly	1.00%	[7]	0.99%	0.94%	0.93%	0.88%	1.14%	[7]	1.28%	[7]

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees[6]	0.89%	[7]	0.89%	0.85%	0.89%	0.85%	0.84%	[7]	0.83%	[7]

Net investment income	4.03%	[7]	4.36%	4.63%	4.37%	4.56%	4.59%	[7]	4.28%	[7]

Supplemental Data
Net assets, end of period (000)	$54,219		$42,275	$33,779	$35,515	$30,849	$28,827		$27,782

Portfolio turnover	7%		24%	25%	26%	20%	44%		46%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[7]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2012	57

Financial Highlights (continued)	BlackRock Pennsylvania Municipal Bond Fund

	Investor A1
	Six Months Ended November 30, 2012 (Unaudited)		Year Ended May 31,				Period August 1, 2007 to May 31, 2008		Year Ended July 31, 2007
			2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$11.61		$10.63	$10.94	$10.35	$10.81	$11.14		$11.20

Net investment income[1]	0.25		0.51	0.51	0.48	0.48	0.44		0.50
Net realized and unrealized gain (loss)	0.42		0.97	(0.31)	0.59	(0.46)	(0.31)		(0.07)

Net increase from investment operations	0.67		1.48	0.20	1.07	0.02	0.13		0.43

Dividends and distributions from:[2]
Net investment income	(0.25)		(0.50)	(0.51)	(0.48)	(0.48)	(0.43)		(0.49)
Net realized gain	—		—	—	—	—	(0.03)		—

Total dividends and distributions	(0.25)		(0.50)	(0.51)	(0.48)	(0.48)	(0.46)		(0.49)

Net asset value, end of period	$12.03		$11.61	$10.63	$10.94	$10.35	$10.81		$11.14

Total Investment Return[3]
Based on net asset value	5.81%	[4]	14.22%	1.94%	10.58%	0.36%	1.19%	[4]	3.81%

Ratios to Average Net Assets
Total expenses	0.89%	[6]	0.89%	0.88%	0.84%	0.83%	1.08%	[6]	1.28%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.84%	[6]	0.83%	0.76%	0.77%	0.73%	0.99%	[6]	1.21%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees[5]	0.73%	[6]	0.73%	0.67%	0.73%	0.70%	0.70%	[6]	0.76%

Net investment income	4.20%	[6]	4.52%	4.81%	4.53%	4.71%	4.74%	[6]	4.40%

Supplemental Data
Net assets, end of period (000)	$22,896		$22,677	$20,940	$22,892	$22,855	$25,560		$27,931

Portfolio turnover	7%		24%	25%	26%	20%	44%		46%

[1]	Based on average shares outstanding.

[2]	Dividends and distributions are determined in accordance with federal income tax regulations.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[6]	Annualized.

See Notes to Financial Statements.

58	SEMI-ANNUAL REPORT	NOVEMBER 30, 2012

Financial Highlights (continued)	BlackRock Pennsylvania Municipal Bond Fund

	Investor B
	Six Months Ended November 30, 2012 (Unaudited)		Year Ended May 31,				Period August 1, 2007 to May 31, 2008		Period October 2, 2006[1] to July 31, 2007
			2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$11.60		$10.62	$10.93	$10.34	$10.80	$11.13		$11.35

Net investment income[2]	0.20		0.40	0.43	0.38	0.39	0.37		0.33
Net realized and unrealized gain (loss)	0.41		0.98	(0.31)	0.59	(0.46)	(0.31)		(0.22)

Net increase (decrease) from investment operations	0.61		1.38	0.12	0.97	(0.07)	0.06		0.11

Dividends and distributions from:[3]
Net investment income	(0.20)		(0.40)	(0.43)	(0.38)	(0.39)	(0.36)		(0.33)
Net realized gain	—		—	—	—	—	(0.03)		—

Total dividends and distributions	(0.20)		(0.40)	(0.43)	(0.38)	(0.39)	(0.39)		(0.33)

Net asset value, end of period	$12.01		$11.60	$10.62	$10.93	$10.34	$10.80		$11.13

Total Investment Return[4]
Based on net asset value	5.27%	[5]	13.15%	1.12%	9.56%	(0.53)%	0.57%	[5]	0.93%	[5]

Ratios to Average Net Assets
Total expenses	1.73%	[7]	2.05%	1.96%	1.81%	1.74%	1.86%	[7]	2.19%	[7]

Total expenses after fees waived and/or reimbursed and paid indirectly	1.72%	[7]	1.78%	1.48%	1.70%	1.62%	1.74%	[7]	1.96%	[7]

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees[6]	1.61%	[7]	1.68%	1.39%	1.66%	1.59%	1.45%	[7]	1.51%	[7]

Net investment income	3.32%	[7]	3.59%	4.03%	3.62%	3.77%	3.99%	[7]	3.60%	[7]

Supplemental Data
Net assets, end of period (000)	$116		$144	$238	$671	$1,382	$3,447		$5,206

Portfolio turnover	7%		24%	25%	26%	20%	44%		46%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[7]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2012	59

Financial Highlights (continued)	BlackRock Pennsylvania Municipal Bond Fund

	Investor B1
	Six Months Ended November 30, 2012 (Unaudited)		Year Ended May 31,				Period August 1, 2007 to May 31, 2008		Year Ended July 31, 2007
			2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$11.60		$10.62	$10.93	$10.34	$10.79	$11.13		$11.18

Net investment income[1]	0.22		0.46	0.48	0.44	0.44	0.40		0.45
Net realized and unrealized gain (loss)	0.42		0.97	(0.32)	0.59	(0.45)	(0.32)		(0.06)

Net increase (decrease) from investment operations	0.64		1.43	0.16	1.03	(0.01)	0.08		0.39

Dividends and distributions from:[2]
Net investment income	(0.23)		(0.45)	(0.47)	(0.44)	(0.44)	(0.39)		(0.44)
Net realized gain	—		—	—	—	—	(0.03)		—

Total dividends and distributions	(0.23)		(0.45)	(0.47)	(0.44)	(0.44)	(0.42)		(0.44)

Net asset value, end of period	$12.01		$11.60	$10.62	$10.93	$10.34	$10.79		$11.13

Total Investment Return[3]
Based on net asset value	5.51%	[4]	13.75%	1.57%	10.12%	0.05%	0.76%	[4]	3.49%

Ratios to Average Net Assets
Total expenses	1.37%	[6]	1.32%	1.29%	1.24%	1.24%	1.47%	[6]	1.70%

Total expenses after fees waived and/or reimbursed and paid indirectly	1.26%	[6]	1.25%	1.11%	1.18%	1.13%	1.39%	[6]	1.62%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees[5]	1.15%	[6]	1.15%	1.02%	1.14%	1.10%	1.10%	[6]	1.17%

Net investment income	3.80%	[6]	4.13%	4.45%	4.12%	4.29%	4.34%	[6]	4.00%

Supplemental Data
Net assets, end of period (000)	$1,148		$1,827	$3,507	$5,397	$6,184	$9,984		$12,856

Portfolio turnover	7%		24%	25%	26%	20%	44%		46%

[1]	Based on average shares outstanding.

[2]	Dividends and distributions are determined in accordance with federal income tax regulations.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[6]	Annualized.

See Notes to Financial Statements.

60	SEMI-ANNUAL REPORT	NOVEMBER 30, 2012

Financial Highlights (continued)	BlackRock Pennsylvania Municipal Bond Fund

	Investor C
	Six Months Ended November 30, 2012 (Unaudited)		Year Ended May 31,				Period August 1, 2007 to May 31, 2008		Period October 2, 2006[1] to July 31, 2007
			2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$11.61		$10.63	$10.94	$10.35	$10.80	$11.14		$11.35

Net investment income[2]	0.19		0.39	0.41	0.38	0.38	0.35		0.30
Net realized and unrealized gain (loss)	0.43		0.99	(0.31)	0.59	(0.44)	(0.31)		(0.19)

Net increase (decrease) from investment operations	0.62		1.38	0.10	0.97	(0.06)	0.04		0.11

Dividends and distributions from:[3]
Net investment income	(0.20)		(0.40)	(0.41)	(0.38)	(0.39)	(0.35)		(0.32)
Net realized gain	—		—	—	—	—	(0.03)		—

Total dividends and distributions	(0.20)		(0.40)	(0.41)	(0.38)	(0.39)	(0.38)		(0.32)

Net asset value, end of period	$12.03		$11.61	$10.63	$10.94	$10.35	$10.80		$11.14

Total Investment Return[4]
Based on net asset value	5.32%	[5]	13.15%	0.94%	9.54%	(0.44)%	0.34%	[5]	0.95%	[5]

Ratios to Average Net Assets
Total expenses	1.78%	[7]	1.80%	1.78%	1.74%	1.72%	1.96%	[7]	2.15%	[7]

Total expenses after fees waived and/or reimbursed and paid indirectly	1.78%	[7]	1.78%	1.76%	1.71%	1.63%	1.89%	[7]	2.04%	[7]

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees[6]	1.66%	[7]	1.68%	1.66%	1.67%	1.60%	1.59%	[7]	1.60%	[7]

Net investment income	3.26%	[7]	3.56%	3.82%	3.58%	3.83%	3.83%	[7]	3.53%	[7]

Supplemental Data
Net assets, end of period (000)	$30,257		$24,714	$16,603	$17,283	$12,278	$7,166		$4,160

Portfolio turnover	7%		24%	25%	26%	20%	44%		46%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[7]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2012	61

Financial Highlights (concluded)	BlackRock Pennsylvania Municipal Bond Fund

	Investor C1
	Six Months Ended November 30, 2012 (Unaudited)		Year Ended May 31,				Period August 1, 2007 to May 31, 2008		Year Ended July 31, 2007
			2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$11.60		$10.62	$10.93	$10.34	$10.79	$11.13		$11.19

Net investment income[1]	0.22		0.45	0.46	0.43	0.43	0.39		0.44
Net realized and unrealized gain (loss)	0.40		0.97	(0.31)	0.59	(0.45)	(0.32)		(0.07)

Net increase (decrease) from investment operations	0.62		1.42	0.15	1.02	(0.02)	0.07		0.37

Dividends and distributions from:[2]
Net investment income	(0.20)		(0.44)	(0.46)	(0.43)	(0.43)	(0.38)		(0.43)
Net realized gain	—		—	—	—	—	(0.03)		—

Total dividends and distributions	(0.20)		—	(0.46)	(0.43)	(0.43)	(0.41)		(0.43)

Net asset value, end of period	$12.02		$11.60	$10.62	$10.93	$10.34	$10.79		$11.13

Total Investment Return[3]
Based on net asset value	5.54%	[4]	13.63%	1.42%	10.01%	(0.05)%	0.68%	[4]	3.29%

Ratios to Average Net Assets
Total expenses	1.38%	[6]	1.38%	1.37%	1.33%	1.32%	1.56%	[6]	1.77%

Total expenses after fees waived and/or reimbursed and paid indirectly	1.37%	[6]	1.36%	1.27%	1.29%	1.23%	1.49%	[6]	1.71%

Total expenses after fees waive and/or reimbursed d and paid indirectly and excluding interest expense and fees[5]	1.26%	[6]	1.26%	1.18%	1.25%	1.20%	1.20%	[6]	1.26%

Net investment income	3.67%	[6]	3.99%	4.29%	4.01%	4.21%	4.24%	[6]	3.90%

Supplemental Data
Net assets, end of period (000)	$7,966		$7,988	$7,989	$10,805	$11,324	$12,736		$15,327

Portfolio turnover	7%		24%	25%	26%	20%	44%		46%

[1]	Based on average shares outstanding.

[2]	Dividends and distributions are determined in accordance with federal income tax regulations.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[6]	Annualized.

See Notes to Financial Statements.

62	SEMI-ANNUAL REPORT	NOVEMBER 30, 2012

Financial Highlights	BlackRock Intermediate Municipal Fund

	Institutional
	Six Months Ended November 30, 2012 (Unaudited)		Year Ended May 31,				Period November 1, 2007 to May 31, 2008		Year Ended October 31, 2007
			2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$11.36		$10.52	$10.50	$9.96	$10.13	$10.17		$10.28

Net investment income[1]	0.19		0.40	0.41	0.39	0.37	0.23		0.39
Net realized and unrealized gain (loss)	0.45		0.83	0.02	0.54	(0.17)	(0.04)		(0.12)

Net increase from investment operations	0.64		1.23	0.43	0.93	0.20	0.19		0.27

Dividends from net investment income[2]	(0.19)		(0.39)	(0.41)	(0.39)	(0.37)	(0.23)		(0.38)

Net asset value, end of period	$11.81		$11.36	$10.52	$10.50	$9.96	$10.13		$10.17

Total Investment Return[3]
Based on net asset value	5.67%	[4]	11.91%	4.10%	9.46%	2.13%	1.85%	[4]	2.69%

Ratios to Average Net Assets
Total expenses	0.68%	[6]	0.70%	0.72%	0.78%	0.85%	0.89%	[6]	1.03%

Total expenses after fees waived and paid indirectly	0.62%	[6]	0.65%	0.67%	0.72%	0.80%	0.84%	[6]	0.98%

Total expenses after fees waived and paid indirectly and excluding interest expense and fees[5]	0.60%	[6]	0.64%	0.66%	0.72%	0.76%	0.75%	[6]	0.75%

Net investment income	3.23%	[6]	3.61%	3.86%	3.78%	3.80%	3.82%	[6]	3.81%

Supplemental Data
Net assets, end of period (000)	$361,736		$256,517	$164,130	$129,811	$88,941	$114,012		$120,499

Portfolio turnover	7%		15%	30%	23%	25%	32%		54%

[1]	Based on average shares outstanding.

[2]	Dividends are determined in accordance with federal income tax regulations.

[3]	Where applicable, total investment include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[6]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2012	63

Financial Highlights (continued)	BlackRock Intermediate Municipal Fund

	Investor A
	Six Months Ended November 30, 2012 (Unaudited)		Year Ended May 31,				Period November 1, 2007 to May 31, 2008		Year Ended October 31, 2007
			2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$11.36		$10.51	$10.50	$9.95	$10.13	$10.16		$10.27

Net investment income[1]	0.17		0.37	0.38	0.37	0.34	0.22		0.36
Net realized and unrealized gain (loss)	0.46		0.85	0.01	0.54	(0.17)	(0.04)		(0.11)

Net increase from investment operations	0.63		1.22	0.39	0.91	0.17	0.18		0.25

Dividends from net investment income[2]	(0.18)		(0.37)	(0.38)	(0.36)	(0.35)	(0.21)		(0.36)

Net asset value, end of period	$11.81		$11.36	$10.51	$10.50	$9.95	$10.13		$10.16

Total Investment Return[3]
Based on net asset value	5.53%	[4]	11.76%	3.75%	9.31%	1.79%	1.82%	[4]	2.43%

Ratios to Average Net Assets
Total expenses	0.93%	[6]	0.94%	0.96%	1.01%	1.11%	1.11%	[6]	1.28%

Total expenses after fees waived and paid indirectly	0.87%	[6]	0.89%	0.91%	0.96%	1.05%	1.06%	[6]	1.23%

Total expenses after fees waived and paid indirectly and excluding interest expense and fees[5]	0.85%	[6]	0.88%	0.90%	0.96%	1.01%	0.97%	[6]	1.01%

Net investment income	2.98%	[6]	3.37%	3.63%	3.54%	3.56%	3.60%	[6]	3.54%

Supplemental Data
Net assets, end of period (000)	$202,652		$139,600	$67,194	$42,294	$11,563	$5,585		$2,786

Portfolio turnover	7%		15%	30%	23%	25%	32%		54%

[1]	Based on average shares outstanding.

[2]	Dividends are determined in accordance with federal income tax regulations.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[6]	Annualized.

See Notes to Financial Statements.

64	SEMI-ANNUAL REPORT	NOVEMBER 30, 2012

Financial Highlights (continued)	BlackRock Intermediate Municipal Fund

	Investor A1
	Six Months Ended November 30, 2012 (Unaudited)		Year Ended May 31,				Period November 1, 2007 to May 31, 2008		Year Ended October 31, 2007
			2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$11.36		$10.51	$10.50	$9.96	$10.13	$10.16		$10.28

Net investment income[1]	0.18		0.38	0.39	0.38	0.36	0.22		0.38
Net realized and unrealized gain (loss)	0.46		0.85	0.01	0.54	(0.17)	(0.03)		(0.13)

Net increase from investment operations	0.64		1.23	0.40	0.92	0.19	0.19		0.25

Dividends from net investment income[2]	(0.19)		(0.38)	(0.39)	(0.38)	(0.36)	(0.22)		(0.37)

Net asset value, end of period	$11.81		$11.36	$10.51	$10.50	$9.96	$10.13		$10.16

Total Investment Return[3]
Based on net asset value	5.60%	[4]	11.90%	3.89%	9.35%	2.04%	1.89%	[4]	2.49%

Ratios to Average Net Assets
Total expenses	0.79%	[6]	0.81%	0.82%	0.88%	0.95%	0.99%	[6]	1.12%

Total expenses after fees waived and paid indirectly	0.74%	[6]	0.76%	0.77%	0.82%	0.89%	0.94%	[6]	1.07%

Total expenses after fees waived and paid indirectly and excluding interest expense and fees[5]	0.71%	[6]	0.75%	0.77%	0.82%	0.85%	0.85%	[6]	0.84%

Net investment income	3.13%	[6]	3.51%	3.75%	3.68%	3.71%	3.71%	[6]	3.71%

Supplemental Data
Net assets, end of period (000)	$46,983		$46,021	$44,952	$48,372	$50,184	$56,928		$60,208

Portfolio turnover	7%		15%	30%	23%	25%	32%		54%

[1]	Based on average shares outstanding.

[2]	Dividends are determined in accordance with federal income tax regulations.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[6]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2012	65

Financial Highlights (continued)	BlackRock Intermediate Municipal Fund

	Investor B
	Six Months Ended November 30, 2012 (Unaudited)		Year Ended May 31,				Period November 1, 2007 to May 31, 2008		Year Ended October 31, 2007
			2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$11.36		$10.52	$10.50	$9.96	$10.13	$10.17		$10.28

Net investment income[1]	0.16		0.36	0.37	0.35	0.34	0.21		0.36
Net realized and unrealized gain (loss)	0.47		0.83	0.02	0.54	(0.17)	(0.04)		(0.12)

Net increase from investment operations	0.63		1.19	0.39	0.89	0.17	0.17		0.24

Dividends from net investment income[2]	(0.17)		(0.35)	(0.37)	(0.35)	(0.34)	(0.21)		(0.35)

Net asset value, end of period	$11.82		$11.36	$10.52	$10.50	$9.96	$10.13		$10.17

Total Investment Return[3]
Based on net asset value	5.54%	[4]	11.50%	3.74%	9.10%	1.81%	1.66%	[4]	2.36%

Ratios to Average Net Assets
Total expenses	1.08%	[6]	1.07%	1.06%	1.11%	1.16%	1.20%	[6]	1.34%

Total expenses after fees waived and paid indirectly	1.03%	[6]	1.02%	1.01%	1.05%	1.11%	1.15%	[6]	1.29%

Total expenses after fees waived and paid indirectly and excluding interest expense and fees[5]	1.00%	[6]	1.01%	1.01%	1.05%	1.07%	1.06%	[6]	1.06%

Net investment income	2.86%	[6]	3.26%	3.50%	3.45%	3.50%	3.50%	[6]	3.50%

Supplemental Data
Net assets, end of period (000)	$1,193		$1,592	$2,293	$3,508	$3,970	$6,186		$6,920

Portfolio turnover	7%		15%	30%	23%	25%	32%		54%

[1]	Based on average shares outstanding.

[2]	Dividends are determined in accordance with federal income tax regulations.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[6]	Annualized.

See Notes to Financial Statements.

66	SEMI-ANNUAL REPORT	NOVEMBER 30, 2012

Financial Highlights (concluded)	BlackRock Intermediate Municipal Fund

	Investor C
	Six Months Ended November 30, 2012 (Unaudited)		Year Ended May 31,				Period November 1, 2007 to May 31, 2008		Year Ended October 31, 2007
			2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$11.36		$10.52	$10.50	$9.96	$10.13	$10.17		$10.28

Net investment income[1]	0.13		0.28	0.30	0.28	0.27	0.17		0.28
Net realized and unrealized gain (loss)	0.45		0.84	0.02	0.54	(0.17)	(0.04)		(0.11)

Net increase from investment operations	0.58		1.12	0.32	0.82	0.10	0.13		0.17

Dividends from net investment income[2]	(0.13)		(0.28)	(0.30)	(0.28)	(0.27)	(0.17)		(0.28)

Net asset value, end of period	$11.81		$11.36	$10.52	$10.50	$9.96	$10.13		$10.17

Total Investment Return[3]
Based on net asset value	5.14%	[4]	10.80%	3.06%	8.38%	1.13%	1.27%	[4]	1.67%

Ratios to Average Net Assets
Total expenses	1.68%	[6]	1.71%	1.72%	1.77%	1.87%	1.88%	[6]	2.03%

Total expenses after fees waived and paid indirectly	1.63%	[6]	1.65%	1.67%	1.72%	1.82%	1.83%	[6]	1.98%

Total expenses after fees waived and paid indirectly and excluding interest expense and fees[5]	1.60%	[6]	1.64%	1.67%	1.72%	1.77%	1.75%	[6]	1.75%

Net investment income	2.23%	[6]	2.60%	2.86%	2.78%	2.82%	2.82%	[6]	2.79%

Supplemental Data
Net assets, end of period (000)	$118,855		$82,483	$37,243	$31,006	$15,233	$4,341		$2,074

Portfolio turnover	7%		15%	30%	23%	25%	32%		54%

[1]	Based on average shares outstanding.

[2]	Dividends are determined in accordance with federal income tax regulations.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[6]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2012	67

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust, BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund, each a series of BlackRock Multi-State Municipal Series Trust, and BlackRock Intermediate Municipal Fund, which is presently the only series of BlackRock Municipal Series Trust (each a “Fund” or collectively, the “Funds”), are registered under the Investment Company Act of 1940, as amended (the “1940 Act”). BlackRock California Municipal Bond Fund and BlackRock Intermediate Municipal Fund are registered as diversified, open-end management investment companies. BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund are registered as non-diversified, open-end management investment companies. BlackRock California Municipal Series Trust, BlackRock Multi-State Municipal Series Trust and BlackRock Municipal Series Trust (each a “Trust” or collectively, the “Trusts”) are organized as Massachusetts business trusts. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Service Shares are sold without a sales charge. Investor A and Investor A1 Shares are generally sold with a front-end sales charge. Investor B, Investor B1, Investor C and Investor C1 Shares may be subject to a CDSC. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Service, Investor A, Investor A1, Investor B, Investor B1, Investor C and Investor C1 Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor B1, Investor C and Investor C1 Shares also bear certain expenses related to the distribution of such shares. Investor B Shares automatically convert to Investor A1 Shares after approximately ten years for BlackRock California Municipal Bond Fund and BlackRock Intermediate Municipal Fund. Investor B Shares automatically convert to Investor A Shares after approximately seven years for BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund. Investor B1 Shares automatically convert to Investor A1 Shares after approximately ten years for BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund. Investor A1, Investor B, Investor B1 and Investor C1 Shares are only available through exchanges and dividend reinvestment by existing shareholders and for purchase by certain qualified employee benefit plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B and Investor B1 shareholders may vote on material changes to the Investor A and Investor A1 distribution plans).

The following is a summary of significant accounting policies followed by the Funds:

Valuation: US GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees of each Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Funds for all financial instruments.

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments. Financial futures contracts traded on exchanges are valued at their last sale price. Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value. Investments in open-end registered investment companies are valued at NAV each business day.

In the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the BlackRock Global Valuation Committee “Global Valuation Committee”, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant consistent with the principles of fair value measurement which include the market approach, income approach and/or cost approach, as appropriate. A market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and adjust for liquidity as appropriate. These factors include but are not limited to (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates,

68	SEMI-ANNUAL REPORT	NOVEMBER 30, 2012

Notes to Financial Statements (continued)

liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof on a quarterly basis.

Zero-Coupon Bonds: The Fund may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Forward Commitments and When-Issued Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the Funds are not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions, which is shown in the Schedules of Investments.

Municipal Bonds Transferred to TOBs: The Funds leverage their assets through the use of TOBs. A TOB is a special purpose entity established by a third party sponsor, into which a fund, or an agent on behalf of a fund, transfers municipal bonds into a trust (“TOB Trust”). Other funds managed by the investment advisor may also contribute municipal bonds to a TOB into which a Fund has contributed bonds. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (“TOB Trust Certificates”), which are sold to third party investors, and residual certificates (“TOB Residuals”), which are generally issued to the participating funds that contributed the municipal bonds to the TOB Trust. If multiple funds participate in the same TOB, the rights and obligations under the TOB Residual will be shared among the funds ratably in proportion to their participation.

The TOB Residuals held by a Fund include the right of a Fund (1) to cause the holders of a proportional share of the TOB Trust Certificates to tender their certificates at par plus accrued interest upon the occurrence of certain mandatory tender events defined in the TOB agreements, and (2) to transfer, subject to a specified number of days’ prior notice, a corresponding share of the municipal bonds from the TOB to a Fund.

The TOB may also be collapsed without the consent of a Fund, as the TOB Residual holder, upon the occurrence of certain termination events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond and a judgment or ruling that interest on the municipal bond is subject to federal income taxation. Upon the occurrence of a Termination Event, the TOB would generally be liquidated in full with the proceeds typically applied first to any accrued fees owed to the trustee, remarketing agent and liquidity provider, and then to the holders of the TOB Trust Certificates up to par plus accrued interest owed on the TOB Trust Certificates, with the balance paid out to the TOB Residual holder. During the six months ended November 30, 2012, no TOBs in which the Funds participated were terminated without the consent of the Trusts.

The cash received by the TOB from the sale of the TOB Trust Certificates, less transaction expenses, is paid to a Fund. The Fund typically invests the cash received in additional municipal bonds. Each Fund’s transfer of the municipal bonds to a TOB Trust is accounted for as a secured borrowing; therefore, the municipal bonds deposited into a TOB are presented in the Funds’ Schedules of Investments and the TOB Trust Certificates are shown in other liabilities in the Statements of Assets and Liabilities. The carrying amount of the Fund’s payable to the holder of the TOB Trust Certificates, as reported in Statement of Assets and Liabilities as TOB Trust Certificates, approximates its fair value.

The Funds may invest in TOBs on either a non-recourse or recourse basis. TOB Trusts are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the TOB Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to the occurrence of the termination events described above. When a Fund invests in TOBS on a non-recourse basis, and the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event, the Liquidity Provider will typically liquidate all or a portion of the municipal securities held in the TOB Trust and then fund, on a net basis, the balance, if any, of the amount owed under the liquidity facility over the liquidation proceeds (the “Liquidation Shortfall”). If a Fund invests in a TOB on a recourse basis, the Fund will typically enter into a reimbursement agreement with the Liquidity Provider where the Fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a Fund investing in a recourse TOB will bear the risk of loss with respect to any Liquidation Shortfall. If multiple funds participate in any such TOB, these losses will be shared ratably in proportion to their participation. The recourse TOB Trusts, if any, are identified in the Schedules of Investments.

Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by the Funds on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are shown as interest expense, fees and amortization of offering costs in the Statements of Operations. The TOB Trust Certificates

SEMI-ANNUAL REPORT	NOVEMBER 30, 2012	69

Notes to Financial Statements (continued)

have interest rates that generally reset weekly and their holders have the option to tender such certificates to the TOB for redemption at par at each reset date. At November 30, 2012, the aggregate value of the underlying municipal bonds transferred to TOBs, the related liability for TOB Trust Certificates and the range of interest rates on the liability for TOB Trust Certificates were as follows:

	Underlying Municipal Bonds Transferred to TOBs	Liability for TOB Trust Certificates	Range of Interest Rates
BlackRock California Municipal Bond Fund	$143,412,274	$64,128,626	0.15% - 0.25%
BlackRock New Jersey Municipal Bond Fund	$8,641,540	$3,860,000	0.18%
BlackRock Pennsylvania Municipal Bond Fund	$173,952,774	$80,342,135	0.16% - 0.25%
BlackRock Intermediate Municipal Fund	$68,786,780	$35,178,763	0.17% - 0.22%

For the six months ended November 30, 2012, the Funds’ average TOB Trust Certificates outstanding and the daily weighted average interest rate, including fees, were as follows:

	Average TOB Trust Certificates Outstanding	Daily Weighted Average Interest Rate
BlackRock California Municipal Bond Fund	$64,128,626	0.75%
BlackRock New Jersey Municipal Bond Fund	$3,860,000	0.75%
BlackRock Pennsylvania Municipal Bond Fund	$80,393,282	0.73%
BlackRock Intermediate Municipal Fund	$23,725,977	0.72%

Should short-term interest rates rise, the Funds’ investments in TOBs may adversely affect the Funds’ net investment income and dividends to shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB Trust may adversely affect the Funds’ NAVs per share.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that each Fund either delivers collateral or segregate assets in connection with certain investments (e.g. financial futures contracts, each Fund will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, a Fund engaging in such transactions may have requirements to deliver/deposit securities to/with an exchange or broker-dealer as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. The character and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ US federal tax returns remains open for each of the four years ended May 31, 2012. The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In December 2011, the Financial Accounting Standards Board issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the Statements of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses pro rated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to economically hedge, or protect, their exposure to certain risks such as interest rate risk. These contracts may be transacted on an exchange or OTC.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. The Funds’ maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain netted against any collateral pledged by/posted to the counterparty. For OTC options purchased, the Funds bear the risk of loss in the amount of the premiums

70	SEMI-ANNUAL REPORT	NOVEMBER 30, 2012

Notes to Financial Statements (continued)

paid plus the positive change in market values net of any collateral received on the options should the counterparty fail to perform under the contracts. Options written by the Funds do not give rise to counterparty credit risk, as options written obligate the Funds to perform and not the counterparty. Counterparty risk related to exchange-traded financial futures contracts and options and centrally cleared swaps is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

The Funds may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) implemented between a Fund and each of its respective counterparties. An ISDA Master Agreement allows each Fund to offset with each separate counterparty certain derivative financial instrument’s payables and/or receivables with collateral held. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $500,000. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. In addition, the Funds manage counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Funds’ net assets decline by a stated percentage or the Funds fail to meet the terms of their ISDA Master Agreements, which would cause the Funds to accelerate payment of any net liability owed to the counterparty.

Financial Futures Contracts: The Funds purchase or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk. Financial futures contracts are agreements between the Fund and counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest or foreign currency exchange rates and the underlying assets.

Options: Certain Funds purchase and write call and put options to increase or decrease their exposure to underlying instruments (including equity risk, interest rate risk and/or commodity price risk) and/or, in the case of options written, to generate gains from options premiums. A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised), the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. When the Funds purchase (write) an option, an amount equal to the premium paid (received) by the Funds is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or the Funds enter into a closing transaction), the Funds realize a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premiums received or paid). When the Funds write a call option, such option is “covered,” meaning that the Portfolios hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that the Funds may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security at a price different from the current market value.

Derivative Financial Instruments Categorized by Risk Exposure:
Fair Values of Derivative Financial Instruments as of November 30, 2012
	Liability Derivatives
		BlackRock California Municipal Bond Fund
	Statements of Assets and Liabilities Location	Value
Interest rate contracts	Net unrealized appreciation/depreciation[1]	$(65,793)
[1]	Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2012	71

Notes to Financial Statements (continued)

The Effect of Derivative Financial Instruments in the Statements of Operations Six Months Ended November 30, 2012
	Net Realized Gain (Loss) From
	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund
Interest rate contracts:
Financial futures contracts	$(139,083)	$(55,383)	$(590,250)	$(79,096)
Options[1]	—	(83,952)	—	(221,506)
Total	$(139,083)	$(139,335)	$(590,250)	$(300,602)

[1]	Options purchased are included in the net realized gain (loss) from investments and net change in unrealized appreciation/depreciation on investments.

	Net Change in Unrealized Appreciation/Depreciation on
	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund
Interest rate contracts:
Financial futures contracts	$168,962	$41,082	$269,968	$58,689

For the six months ended November 30, 2012, the average quarterly balances of outstanding derivative financial instruments were as follows:
	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund		BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund
Financial futures contracts:
Average number of contracts purchased	200	18		115	25
Average number of contracts sold	50	—		—	—
Average notional value of contracts purchased	$26,682,813	$2,351,016		$15,562,734	$3,358,594
Average notional value of contracts sold	$6,706,250	—		—	—
Options:
Average number of option contracts purchased	—	1	[2]	—	1	[2]
Average notional value of option contracts purchased	—	$265,500	[2]	—	$700,500	[2]
[2]	Average contract amount shown due to limited activity.

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

Each Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, BlackRock California Municipal Bond Fund, BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund pay the Manager a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $500 Million	0.55%
$500 Million — $1 Billion	0.525%
Greater than $1 Billion	0.50%

BlackRock Intermediate Municipal Fund pays the Manager a monthly fee based on a percentage of the Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.55%
$1 Billion — $3 Billion	0.52%
$3 Billion — $5 Billion	0.50%
$5 Billion — $10 Billion	0.48%
Greater than $10 Billion	0.47%

The Manager, with respect to each Fund, entered into a sub-advisory agreement with BlackRock Investment Management LLC (“BIM”), an affiliate of the Manager. The Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Fund to the Manager.

The Manager, with respect to BlackRock Intermediate Municipal Fund, contractually agreed to waive 0.05% of the Fund’s investment advisory fee until October 1, 2013. For the six months ended November 30, 2012, the Manager waived $154,479, which is included in fees waived by Manager in the Statements of Operations.

The Manager, with respect to BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund, voluntarily agreed to

72	SEMI-ANNUAL REPORT	NOVEMBER 30, 2012

Notes to Financial Statements (continued)

waive and/or reimburse fees and/or expenses, excluding interest expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Funds’ business, in order to limit expenses. These voluntary waivers and/or reimbursements may be reduced or discontinued at any time without notice. The expense limitations as a percentage of net assets are as follows:

	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund
Institutional	0.78%	0.71%
Service	0.87%	0.89%
Investor A	0.87%	0.89%
Investor A1	0.72%	0.73%
Investor B	1.64%	1.68%
Investor B1	1.13%	1.15%
Investor C	1.64%	1.68%
Investor C1	1.23%	1.26%

As a result, for the six months ended November 30, 2012, the Manager waived or reimbursed the following amounts, which are shown as transfer agent fees waived and/or reimbursed — class specific in the Statements of Operations.

	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund
Institutional	$542	$186,686
Service	$7,753	$1,439
Investor A	$6,679	$5,337
Investor A1	$8,268	$4,574
Investor B	$14	$5
Investor B1	$1,062	$684
Investor C	$2,343	$41
Investor C1	$1,932	$118

In addition, for BlackRock New Jersey Municipal Bond Fund, for the six months ended November 30, 2012, the Manager waived $36,078, which is included in fees waived by the Manager in the Statements of Operations.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each Fund’s investment in other affiliated investment companies, if any. These amounts are included in fees waived by Manager in the Statements of Operations. For the six ended November 30, 2012, the amounts waived were as follows:

BlackRock California Municipal Bond Fund	$37,402
BlackRock New Jersey Municipal Bond Fund	$6,148
BlackRock Pennsylvania Municipal Bond Fund	$5,769
BlackRock Intermediate Municipal Fund	$6,949

For the six months ended November 30, 2012, each Fund reimbursed the Manager for certain accounting services, which is included in accounting services in the Statements of Operations. The reimbursements were as follows:

BlackRock California Municipal Bond Fund	$2,379
BlackRock New Jersey Municipal Bond Fund	$1,196
BlackRock Pennsylvania Municipal Bond Fund	$2,732
BlackRock Intermediate Municipal Fund	$2,111

Each Trust, on behalf of each Fund, entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Funds as follows:

	Service Fees
	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund
Service	—	0.25%	0.25%	—
Investor A	0.25%	0.25%	0.25%	0.25%
Investor A1	0.10%	0.10%	0.10%	0.10%
Investor B	0.25%	0.25%	0.25%	0.20%
Investor B1	—	0.25%	0.25%	—
Investor C	0.25%	0.25%	0.25%	0.25%
Investor C1	0.25%	0.25%	0.25%	—
	Distribution Fees
	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund
Investor B	0.25%	0.75%	0.75%	0.10%
Investor B1	—	0.25%	0.25%	—
Investor C	0.75%	0.75%	0.75%	0.75%
Investor C1	0.35%	0.35%	0.35%	—

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to each Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Service, Investor A, Investor A1, Investor B, Investor B1, Investor C and Investor C1 shareholders.

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended November 30, 2012, the Funds paid the following to affiliates in return for these services, which is included in transfer agent in the Statements of Operations:

	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund
Institutional	$26,370	$106,299
Service	$838	$260
Investor A	$1,295	$1,540
Investor A1	$1,788	$1,237
Investor B	$15	$15
Investor B1	$263	$201
Investor C	$1,176	$1,398
Investor C1	$554	$448

SEMI-ANNUAL REPORT	NOVEMBER 30, 2012	73

Notes to Financial Statements (continued)

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended November 30, 2012, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund
Institutional	$100	$105	$303	$165
Service	—	$193	$53	—
Investor A	$167	$136	$310	$178
Investor A1	$436	$92	$89	$99
Investor B	$23	$7	$10	$11
Investor B1	—	$9	$10	—
Investor C	$76	$42	$105	$127
Investor C1	$38	$25	$20	—

For the six months ended November 30, 2012, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Funds’ Investor A Shares as follows:

	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund
Investor A	$21,906	$9,011	$12,860	$34,636

For the six months ended November 30, 2012, affiliates received CDSC’s as follows:

	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund
Investor A	$4,925	$5,000	$12	$13,134
Investor B	—	—	$12	—
Investor C	$10,457	$1,864	$3,215	$7,710
Investor C1	—	$511	—	—

Certain officers and/or trustees of the Trusts are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for for a portion of the compensation paid to the Trusts’ Chief Compliance Officer.

4. Investments:

Purchases and sales of investments, excluding short-term securities for the six months ended November 30, 2012, were as follows:

	Purchases	Sales
BlackRock California Municipal Bond Fund	$315,318,793	$153,982,096
BlackRock New Jersey Municipal Bond Fund	$26,855,500	$12,130,691
BlackRock Pennsylvania Municipal Bond Fund	$74,202,082	$42,528,244
BlackRock Intermediate Municipal Fund	$243,282,601	$45,625,583

5. Income Tax Information:

As of May 31, 2012, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires May 31,	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund
2014	—	$127,616	—
2017	—	1,037,279	$9,367,197
2018	$2,456,577	260,363	6,928,880
2019	—	243,757	720,781
No expiration date[1]	—	707,658	4,629,694
Total	$2,456,577	$2,376,673	$21,646,552

[1]	Must be utilized prior to losses subject to expiration.

As of November 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund
Tax cost	$716,715,826	$236,477,283	$480,878,809	$691,477,705
Gross unrealized appreciation	$79,488,394	$31,368,892	$65,219,223	$59,921,837
Gross unrealized depreciation	—	(571,308)	(1,293,264)	(1,869,347)
Net unrealized appreciation (depreciation)	$79,488,394	$30,797,584	$63,925,959	$58,052,490

6. Borrowings:

The Trusts, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders. The Trusts may borrow under the credit agreement to fund shareholder redemtpions. Effective November 2011 to November 2012, the credit agreement had the following terms: a commitment fee of 0.065% per annum based on the Funds’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. In addition, the Funds paid administration and arrangement fees which were allocated to the Funds based on their net assets as of October 31, 2011. The credit agreement, which expired in November 2012, was renewed with the same terms until November 2013. Effective November 2012 to November 2013, the credit agreement has the following terms: a commitment fee of 0.065% per annum based on the Funds’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. In addition, the Funds paid administration and arrangement fees which were allocated to the Funds based on their net assets as of October 31, 2012. The Funds did not borrow under the credit agreement during the six months ended November 30, 2012.

74	SEMI-ANNUAL REPORT	NOVEMBER 30, 2012

Notes to Financial Statements (continued)

7. Concentration, Market and Credit Risk:

Each Fund invests a substantial amount of their assets in issuers located in a single state or limited number of states. Please see the Schedules of Investments for concentrations in specific states.

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counter-

parties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Funds’ Statements of Assets and Liabilities, less any collateral held by the Funds.

As of November 30, 2012, BlackRock California Municipal Bond Fund invested a significant portion of its assets in the county/city/special district/school district and utilities sectors, BlackRock New Jersey Municipal Bond Fund invested a significant portion of its assets in the transportation sector, BlackRock Pennsylvania Municipal Bond Fund invested a significant portion of its assets in the health sector and BlackRock Intermediate Municipal Fund invested a significant portion of its assets in the transportation and state sectors. Changes in economic conditions affecting these sectors would have a greater impact on the Funds and could affect the value, income and/or liquidity of positions in such securities. Changes in economic conditions affecting the county/city/special district/school district, health, state, transportation and utilities sectors would have a greater impact on the Funds and could affect the value, income and/or liquidity of positions in such securities.

The Funds may hold a significant amount of bonds subject to calls by the issuer at defined dates and prices. When bonds are called by the issuers and the Funds reinvest the proceeds received, such investments may be in securities with lower yields than the bonds oringianlly held, and correspondingly, could adversely impact the yield and total return performance of a fund.

8. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

BlackRock California Municipal Bond Fund	Six Months Ended November 31, 2012		Year Ended May 31, 2012
	Shares	Amount	Shares	Amount

Institutional
Shares sold	13,260,096	$168,322,961	7,784,972	$94,454,758
Shares issued to shareholders in reinvestment of dividends	273,250	3,481,328	300,046	3,572,914
Shares redeemed	(3,170,771)	(40,011,701)	(1,938,435)	(22,990,316)

Net increase	10,362,575	$131,792,588	6,146,583	$75,037,356

Investor A
Shares sold	3,452,711	$43,625,948	5,229,578	$62,266,593
Shares issued to shareholders in reinvestment of dividends	147,599	1,876,997	206,517	2,466,900
Shares redeemed	(571,721)	(7,207,486)	(1,104,208)	(13,144,802)

Net increase	3,028,589	$38,295,459	4,331,887	$51,588,691

Investor A1
Shares sold	123,421	$1,552,361	291,987	$3,436,376
Shares issued to shareholders in reinvestment of dividends	147,983	1,881,149	363,220	4,298,587
Shares redeemed	(489,134)	(6,212,029)	(1,129,645)	(13,346,683)

Net decrease	(217,730)	$(2,778,519)	(474,438)	$(5,611,720)

Investor B
Shares sold	35	$438	6,466	$77,226
Shares issued to shareholders in reinvestment of dividends	3,962	50,309	15,416	181,817
Shares redeemed	(166,613)	(2,099,530)	(467,926)	(5,495,685)

Net decrease	(162,616)	$(2,048,783)	(446,044)	$(5,236,642)

SEMI-ANNUAL REPORT	NOVEMBER 30, 2012	75

Notes to Financial Statements (continued)

BlackRock California Municipal Bond Fund (concluded)	Six Months Ended November 31, 2012		Year Ended May 31, 2012
	Shares	Amount	Shares	Amount

Investor C
Shares sold	1,847,913	$23,438,223	2,685,924	$32,197,121
Shares issued to shareholders in reinvestment of dividends	54,853	697,944	91,805	1,092,910
Shares redeemed	(345,913)	(4,390,574)	(405,549)	(4,803,012)

Net increase	1,556,853	$19,745,593	2,372,180	$28,487,019

Investor C1
Shares sold	24	$295	69	$826
Shares issued to shareholders in reinvestment of dividends	14,990	190,534	40,761	481,699
Shares redeemed	(137,540)	(1,738,393)	(238,691)	(2,791,629)

Net decrease	(122,526)	$(1,547,564)	(197,861)	$(2,309,104)

Total Net Increase	14,445,145	$183,458,774	11,732,307	$141,955,600

BlackRock New Jersey Municipal Bond Fund
Institutional
Shares sold	716,118	$8,152,006	1,029,223	$11,020,046
Shares issued to shareholders in reinvestment of dividends	41,959	479,618	80,862	867,182
Shares redeemed	(696,322)	(7,929,883)	(1,730,492)	(18,389,525)

Net increase (decrease)	61,755	$701,741	(620,407)	$(6,502,297)

Service
Shares sold	249,297	$2,834,497	236,240	$2,590,534
Shares issued to shareholders in reinvestment of dividends	19,965	228,327	34,111	365,792
Shares redeemed	(46,146)	(524,957)	(251,771)	(2,699,926)

Net increase	223,116	$2,537,867	18,580	$256,400

Investor A
Shares sold	718,156	$8,166,908	1,121,877	$12,022,438
Shares issued to shareholders in reinvestment of dividends	50,887	582,262	90,695	975,517
Shares redeemed	(356,601)	(4,083,110)	(550,121)	(5,921,366)

Net increase	412,442	$4,666,060	662,451	$7,076,589

Investor A1
Shares sold	59,746	$677,271	123,045	$1,320,047
Shares issued to shareholders in reinvestment of dividends	36,523	417,937	78,823	846,295
Shares redeemed	(125,724)	(1,431,062)	(219,052)	(2,337,356)

Net decrease	(29,455)	$(335,854)	(17,184)	$(171,014)

Investor B
Shares sold	—	—	5,339	$59,093
Shares issued to shareholders in reinvestment of dividends	227	$2,595	612	6,516
hares redeemed	(2,801)	(31,887)	(23,146)	(244,190)

Net decrease	(2,574)	$(29,292)	(17,195)	$(178,581)

Investor B1
Shares sold	—	—	20	$227
Shares issued to shareholders in reinvestment of dividends	1,714	$19,566	5,943	63,429
Shares redeemed	(62,399)	(707,484)	(154,376)	(1,654,059)

Net decrease	(60,685)	$(687,918)	(148,413)	$(1,590,403)

76	SEMI-ANNUAL REPORT	NOVEMBER 30, 2012

Notes to Financial Statements (continued)

BlackRock New Jersey Municipal Bond Fund (concluded)	Six Months Ended November 31, 2012		Year Ended May 31, 2012
	Shares	Amount	Shares	Amount

Investor C
Shares sold	564,420	$6,435,233	511,739	$5,567,954
Shares issued to shareholders in reinvestment of dividends	25,634	292,972	48,510	520,504
Shares redeemed	(147,640)	(1,682,135)	(283,065)	(3,032,989)

Net increase	442,414	$5,046,070	277,184	$3,055,469

Investor C1
Shares sold	21	$247	98	$1,026
Shares issued to shareholders in reinvestment of dividends	10,297	117,638	27,530	294,016
Shares redeemed	(48,628)	(550,188)	(302,712)	(3,235,342)

Net decrease	(38,310)	$(432,303)	(275,084)	$(2,940,300)

Total Net Increase (Decrease)	1,008,703	$11,466,371	(120,068)	$(994,137)

BlackRock Pennsylvania Municipal Bond Fund
Institutional
Shares sold	1,762,936	$20,678,611	3,215,755	$36,111,038
Shares issued to shareholders in reinvestment of dividends	68,952	811,779	122,405	1,365,601
Shares redeemed	(2,139,102)	(25,047,389)	(5,051,145)	(55,973,457)

Net decrease	(307,214)	$(3,556,999)	(1,712,985)	$(18,496,818)

Service
Shares sold	247,220	$2,899,365	176,895	$2,011,741
Shares issued to shareholders in reinvestment of dividends	8,004	94,351	8,078	90,260
Shares redeemed	(39,951)	(470,910)	(97,082)	(1,090,969)

Net increase	215,273	$2,522,806	87,891	$1,011,032

Investor A
Shares sold	1,019,921	$11,956,078	1,112,741	$12,492,986
Shares issued to shareholders in reinvestment of dividends	71,492	842,561	106,252	1,188,024
Shares redeemed	(224,677)	(2,639,886)	(754,976)	(8,488,990)

Net increase	866,736	$10,158,753	464,017	$5,192,020

Investor A1
Shares sold	59,515	$694,425	129,116	$1,437,092
Shares issued to shareholders in reinvestment of dividends	20,653	243,274	43,284	483,237
Shares redeemed	(129,764)	(1,521,501)	(188,822)	(2,123,030)

Net decrease	(49,596)	$(583,802)	(16,422)	$(202,701)

Investor B
Shares sold	1,729	$20,164	206	$2,196
Shares issued to shareholders in reinvestment of dividends	187	2,204	560	6,210
Shares redeemed	(4,699)	(55,374)	(10,776)	(122,166)

Net decrease	(2,783)	$(33,006)	(10,010)	$(113,760)

Investor B1
Shares sold	—	—	8	$83
Shares issued to shareholders in reinvestment of dividends	1,313	$15,394	5,765	64,042
Shares redeemed	(63,340)	(738,263)	(178,476)	(1,984,282)

Net decrease	(62,027)	$(722,869)	(172,703)	$(1,920,157)

SEMI-ANNUAL REPORT	NOVEMBER 30, 2012	77

Notes to Financial Statements (concluded)

BlackRock Pennsylvania Municipal Bond Fund (concluded)	Six Months Ended November 31, 2012		Year Ended May 31, 2012
	Shares	Amount	Shares	Amount

Investor C
Shares sold	493,119	$5,793,226	831,167	$9,392,866
Shares issued to shareholders in reinvestment of dividends	31,196	367,389	48,640	544,202
Shares redeemed	(137,177)	(1,614,732)	(312,874)	(3,496,759)

Net increase	387,138	$4,545,883	566,933	$6,440,309

Investor C1
Shares sold	—	—	11	$121
Shares issued to shareholders in reinvestment of dividends	8,555	$100,615	19,232	214,443
Shares redeemed	(34,307)	(401,784)	(82,667)	(920,118)

Net decrease	(25,752)	$(301,169)	(63,424)	$(705,554)

Total Net Increase (Decrease)	1,021,775	$12,029,597	(856,703)	$(8,795,629)

BlackRock Intermediate Municipal Fund
Institutional
Shares sold	11,406,821	$131,114,492	13,148,633	$145,076,268
Shares issued to shareholders in reinvestment of dividends	215,144	2,484,356	232,441	2,567,195
Shares redeemed	(3,580,861)	(41,242,429)	(6,409,113)	(70,572,022)

Net increase	8,041,104	$92,356,419	6,971,961	$77,071,441

Investor A
Shares sold	6,433,448	$73,903,395	9,177,547	$101,218,822
Shares issued to shareholders in reinvestment of dividends	183,848	2,120,306	240,408	2,650,036
Shares redeemed	(1,748,692)	(20,226,381)	(3,516,986)	(38,905,664)

Net increase	4,868,604	$55,797,320	5,900,969	$64,963,194

Investor A1
Shares sold	46,078	$528,433	55,937	$617,461
Shares issued to shareholders in reinvestment of dividends	41,352	476,484	94,378	1,035,030
Shares redeemed	(161,255)	(1,860,532)	(373,905)	(4,084,111)

Net decrease	(73,825)	$(855,615)	(223,590)	$(2,431,620)

Investor B
Shares sold	6,447	$74,926	17,664	$192,803
Shares issued to shareholders in reinvestment of dividends	898	10,346	2,945	32,239
Shares redeemed	(46,475)	(533,141)	(98,531)	(1,078,475)

Net decrease	(39,130)	$(447,869)	(77,922)	$(853,433)

Investor C
Shares sold	3,322,654	$38,221,224	4,576,046	$50,373,538
Shares issued to shareholders in reinvestment of dividends	79,579	917,875	102,335	1,129,026
Shares redeemed	(601,274)	(6,936,818)	(958,883)	(10,489,624)

Net increase	2,800,959	$32,202,281	3,719,498	$41,012,940

Total Net Increase	15,597,712	$179,052,536	16,290,916	$179,762,522

9. Subsequent Events:

Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

78	SEMI-ANNUAL REPORT	NOVEMBER 30, 2012

Officers and Trustees

Robert M. Hernandez, Chairman of the Board and Trustee

Fred G. Weiss, Vice Chairman of the Board and Trustee

Paul L. Audet, President and Trustee

James H. Bodurtha, Trustee

Bruce R. Bond, Trustee

Donald W. Burton, Trustee

Honorable Stuart E. Eizenstat, Trustee

Laurence D. Fink, Trustee

Kenneth A. Froot, Trustee

Henry Gabbay, Trustee

John F. O’Brien, Trustee

Roberta Cooper Ramo, Trustee

David H. Walsh, Trustee

John M. Perlowski, Chief Executive Officer

Brendan Kyne, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer

Benjamin Archibald, Secretary

Investment Advisor

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Advisor

BlackRock Investment Management, LLC

Princeton, NJ 08540

Custodians

State Street Bank and Trust Company1

Boston, MA 02110

The Bank of New York Mellon2

New York, NY 10286

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Accounting Agent

State Street Bank and Trust Company

Boston, MA 02110

Distributor

BlackRock Investments, LLC

New York, NY 10022

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Address of the Funds

100 Bellevue Parkway

Wilmington, DE 19809

[1]	For all Funds except BlackRock California Municipal Bond Fund.

[2]	For BlackRock California Municipal Bond Fund.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2012	79

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ websites or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at http://www.blackrock.com/edelivery

2)	Select “eDelivery” under the “More Information” section

3)	Log into your account

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

80	SEMI-ANNUAL REPORT	NOVEMBER 30, 2012

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2012	81

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock ACWI ex-US Index Fund

BlackRock All-Cap Energy & Resources Portfolio

BlackRock Balanced Capital Fund†

BlackRock Basic Value Fund

BlackRock Capital Appreciation Fund

BlackRock China Fund

BlackRock Commodity Strategies Fund

BlackRock Emerging Markets Fund

BlackRock Emerging Markets Long/Short Equity Fund

BlackRock Energy & Resources Portfolio

BlackRock Equity Dividend Fund

BlackRock EuroFund

BlackRock Flexible Equity Fund

BlackRock Focus Growth Fund

BlackRock Global Allocation Fund†

BlackRock Global Dividend Income Portfolio

BlackRock Global Long/Short Equity Fund

BlackRock Global Opportunities Portfolio

BlackRock Global SmallCap Fund

BlackRock Health Sciences Opportunities Portfolio

BlackRock Index Equity Portfolio

BlackRock India Fund

BlackRock International Fund

BlackRock International Index Fund

BlackRock International Opportunities Portfolio

BlackRock Large Cap Core Fund

BlackRock Large Cap Core Plus Fund

BlackRock Large Cap Growth Fund

BlackRock Large Cap Value Fund

BlackRock Latin America Fund

BlackRock Long-Horizon Equity Fund

BlackRock Managed Volatility Portfolio†

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Mid Cap Value Opportunities Fund

BlackRock Multi-Asset Real Return Fund†

BlackRock Natural Resources Trust

BlackRock Pacific Fund

BlackRock Real Estate Securities Fund

BlackRock Russell 1000 Index Fund

BlackRock Science & Technology Opportunities Portfolio

BlackRock Small Cap Growth Equity Portfolio

BlackRock Small Cap Growth Fund II

BlackRock Small Cap Index Fund

BlackRock S&P 500 Index Fund

BlackRock S&P 500 Stock Fund

BlackRock Strategic Risk Allocation Fund†

BlackRock U.S. Opportunities Portfolio

BlackRock Value Opportunities Fund

BlackRock World Gold Fund

Taxable Fixed Income Funds

BlackRock Bond Index Fund

BlackRock Core Bond Portfolio

BlackRock CoreAlpha Bond Fund

BlackRock Emerging Market Local Debt Portfolio

BlackRock Floating Rate Income Portfolio

BlackRock Global Long/Short Credit Fund

BlackRock GNMA Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Inflation Protected Bond Portfolio

BlackRock International Bond Portfolio

BlackRock Long Duration Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock Multi-Asset Income Portfolio†

BlackRock Secured Credit Portfolio

BlackRock Strategic Income Opportunities Portfolio

BlackRock Total Return Fund

BlackRock US Government Bond Portfolio

BlackRock US Mortgage Portfolio

BlackRock World Income Fund

Municipal Fixed Income Funds

BlackRock California Municipal Bond Fund

BlackRock High Yield Municipal Fund

BlackRock Intermediate Municipal Fund

BlackRock National Municipal Fund

BlackRock New Jersey Municipal Bond Fund

BlackRock New York Municipal Bond Fund

BlackRock Pennsylvania Municipal Bond Fund

BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds†

BlackRock Prepared Portfolios	LifePath Active Portfolios		LifePath Portfolios		LifePath Index Portfolios
Conservative Prepared Portfolio	2015	2035	Retirement	2040	Retirement	2040
Moderate Prepared Portfolio	2020	2040	2020	2045	2020	2045
Growth Prepared Portfolio	2025	2045	2025	2050	2025	2050
Aggressive Growth Prepared Portfolio	2030	2050	2030	2055	2030	2055
			2035		2035

†	Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

82	SEMI-ANNUAL REPORT	NOVEMBER 30, 2012

These reports are not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

#MUNI4-11/12-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 –	Controls and Procedures
(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto
(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

Date:	February 4, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

Date:	February 4, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

Date:	February 4, 2013

3